UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

Ivy Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
September 30, 2005

Ivy Asset Strategy Fund
Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy High Income Fund
Ivy International Growth Fund
Ivy Large Cap Growth Fund
Ivy Limited-Term Bond Fund
Ivy Mid Cap Growth Fund
Ivy Money Market Fund
Ivy Municipal Bond Fund
Ivy Science and Technology Fund
Ivy Small Cap Growth Fund

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
11	Ivy Asset Strategy Fund
28	Ivy Capital Appreciation Fund
41	Ivy Core Equity Fund
53	Ivy High Income Fund
75	Ivy International Growth Fund
87	Ivy Large Cap Growth Fund
98	Ivy Limited-Term Bond Fund
110	Ivy Mid Cap Growth Fund
122	Ivy Money Market Fund
135	Ivy Municipal Bond Fund
151	Ivy Science and Technology Fund
162	Ivy Small Cap Growth Fund
174	Notes to Financial Statements
196	Report of Independent Registered Public Accounting Firm
197	Renewal of Investment Management Agreement
201	Proxy Voting Information
202	Quarterly Portfolio Schedule Information
202	IRA Disclosure

This report is submitted for the general information of the shareholders of Ivy Funds, Inc. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds, Inc. prospectus and current performance information.

President's Letter
      September 30, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended September 30, 2005. Over the period, the financial markets remained fairly resilient in the face of challenges from a variety of directions. The S&P 500 Index increased 5.02 percent during the six-month period, while the Dow Jones Industrial Average rose 1.76 percent. Bonds also rose slightly, with the Citigroup Broad Investment Grade Index returning 2.43 percent over the last six months.

Between April and September, the financial markets weathered increasing energy prices, rising interest rates, budding inflationary pressures and, most dramatically, the fallout from two major hurricanes that tragically struck this country's Gulf Coast. Hurricane Katrina silenced an entire major American city, along with the largest port facility in the country, which is the fifth largest port in the world. Compounded by Hurricane Rita several weeks later, it brought devastating circumstances across four states and an economic impact that is still being evaluated.

Despite the setbacks, the U.S. economy has remained solid. Corporate profits overall have generally been relatively strong, and global economies remain fundamentally sound. We do believe, however, that economic growth likely will slow somewhat in the U.S. in the third and fourth quarters of 2005, due to higher interest rates and higher energy prices.

The Federal Reserve apparently believes the economy is sound enough that it has continued its campaign of steadily raising short-term interest rates. Most recently, the Fed enacted another quarter-point increase in late September, bringing interest rates to 3.75 percent. The Fed stated that it still believes monetary conditions remain "accommodative," indicating apparently that they intend to continue raising rates somewhat further.

The other major development during the period was the rapid rise of oil prices. Crude oil hovered just above $40 per barrel at the onset of 2005. By the end of September, the price surpassed $65 per barrel. The world is facing constraints in supply such as we have never seen before. Many are forecasting that prices may ease some toward year-end, but we believe that, longer term, higher prices are here to stay. As investors, we must remain aware of that reality, its impact on the world economies, and any opportunities that it may create.

Regardless of the short-term challenges brought on by economic or geopolitical events - and although past performance is no guarantee of future results - stocks have historically continued to rise over time. That is why we believe it is important to develop and maintain a long-term financial plan for your personal situation. Through appropriate diversification among four or five or so different asset classes, you can potentially provide more balance to your investment portfolio over time.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA

President The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2005.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ivy Asset Strategy Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,159.80	1.37%	$7.44
Class B	1,000	1,154.50	2.23	12.02
Class C	1,000	1,155.80	2.10	11.34
Class Y	1,000	1,160.30	1.28	6.91
Based on 5% Return (2)
Class A	$1,000	$1,018.18	1.37%	$6.95
Class B	1,000	1,013.91	2.23	11.24
Class C	1,000	1,014.55	2.10	10.60
Class Y	1,000	1,018.67	1.28	6.46

Ivy Capital Appreciation Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Peroid*

Based on Actual Fund Return (1)
Class A	$1,000	$1,073.80	1.22%	$6.33
Class B	1,000	1,069.60	2.16	11.22
Class C	1,000	1,069.70	1.99	10.35
Class Y	1,000	1,073.80	1.09	5.65
Based on 5% Return (2)
Class A	$1,000	$1,018.97	1.22%	$6.16
Class B	1,000	1,014.23	2.16	10.92
Class C	1,000	1,015.07	1.99	10.08
Class Y	1,000	1,019.62	1.09	5.50

Ivy Core Equity Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,054.30	1.44%	$7.42
Class B	1,000	1,048.70	2.34	12.02
Class C	1,000	1,050.70	2.19	11.26
Class Y	1,000	1,054.40	1.22	6.27
Based on 5% Return (2)
Class A	$1,000	$1,017.85	1.44%	$7.28
Class B	1,000	1,013.34	2.34	11.81
Class C	1,000	1,014.09	2.19	11.06
Class Y	1,000	1,018.97	1.22	6.16

Ivy High Income Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,024.50	1.44%	$7.33
Class B	1,000	1,019.90	2.34	11.83
Class C	1,000	1,020.50	2.21	11.19
Class Y	1,000	1,025.40	1.26	6.42
Based on 5% Return (2)
Class A	$1,000	$1,017.83	1.44%	$7.30
Class B	1,000	1,013.36	2.34	11.79
Class C	1,000	1,013.99	2.21	11.16
Class Y	1,000	1,018.73	1.26	6.40

Ivy International Growth Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,126.00	1.88%	$10.03
Class B	1,000	1,120.80	2.88	15.30
Class C	1,000	1,121.60	2.77	14.71
Class Y	1,000	1,128.10	1.55	8.28
Based on 5% Return (2)
Class A	$1,000	$1,015.63	1.88%	$9.51
Class B	1,000	1,010.64	2.88	14.51
Class C	1,000	1,011.20	2.77	13.95
Class Y	1,000	1,017.29	1.55	7.85

Ivy Limited-Term Bond Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,013.80	1.33%	$6.71
Class B	1,000	1,009.30	2.21	11.13
Class C	1,000	1,009.50	2.17	10.93
Class Y	1,000	1,014.60	1.18	5.95
Based on 5% Return (2)
Class A	$1,000	$1,018.41	1.33%	$6.72
Class B	1,000	1,013.99	2.21	11.16
Class C	1,000	1,014.19	2.17	10.96
Class Y	1,000	1,019.16	1.18	5.97

Ivy Mid Cap Growth Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,121.10	1.65%	$8.77
Class B	1,000	1,115.80	2.76	14.62
Class C	1,000	1,117.90	2.35	12.47
Class Y	1,000	1,123.50	1.25	6.65
Based on 5% Return (2)
Class A	$1,000	$1,016.80	1.65%	$8.34
Class B	1,000	1,011.25	2.76	13.90
Class C	1,000	1,013.29	2.35	11.86
Class Y	1,000	1,018.81	1.25	6.32

Ivy Money Market Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,011.90	0.92%	$4.64
Class B	1,000	1,006.80	1.91	9.61
Class C	1,000	1,006.80	1.92	9.67
Based on 5% Return (2)
Class A	$1,000	$1,020.46	0.92%	$4.66
Class B	1,000	1,015.49	1.91	9.65
Class C	1,000	1,015.43	1.92	9.71

Ivy Municipal Bond Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,024.00	0.98%	$4.97
Class B	1,000	1,020.10	1.75	8.85
Class C	1,000	1,019.90	1.78	8.99
Class Y	1,000	1,023.90	0.99	5.04
Based on 5% Return (2)
Class A	$1,000	$1,020.16	0.98%	$4.96
Class B	1,000	1,016.31	1.75	8.83
Class C	1,000	1,016.17	1.78	8.97
Class Y	1,000	1,020.09	0.99	5.03

Ivy Science and Technology Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,145.70	1.55%	$8.36
Class B	1,000	1,139.80	2.64	14.19
Class C	1,000	1,141.30	2.42	13.01
Class Y	1,000	1,147.10	1.37	7.39
Based on 5% Return (2)
Class A	$1,000	$1,017.28	1.55%	$7.86
Class B	1,000	1,011.81	2.64	13.34
Class C	1,000	1,012.92	2.42	12.23
Class Y	1,000	1,018.19	1.37	6.94

Ivy Small Cap Growth Fund Expenses
For the Six Months Ended September 30, 2005	Beginning Account Value 3-31-05	Ending Account Value 9-30-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,131.50	1.52%	$8.14
Class B	1,000	1,126.20	2.47	13.14
Class C	1,000	1,128.10	2.21	11.80
Class Y	1,000	1,132.80	1.33	7.11
Based on 5% Return (2)
Class A	$1,000	$1,017.43	1.52%	$7.71
Class B	1,000	1,012.71	2.47	12.44
Class C	1,000	1,013.98	2.21	11.17
Class Y	1,000	1,018.40	1.33	6.73

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2005, and divided by 365.
(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.
(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF IVY ASSET STRATEGY FUND
Portfolio Highlights

On September 30, 2005, Ivy Asset Strategy Fund had net assets totaling $204,288,632 invested in a diversified portfolio of:

78.20%	Common Stocks
9.57%	Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts
5.29%	Bullion
3.26%	United States Government and Government Agency Obligations
2.46%	Corporate Debt Securities
1.22%	Other Government Securities

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Common Stocks	$78.20
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$9.57
Bullion	$5.29
United States Government and Government Agency Obligations	$3.26
Corporate Debt Securities	$2.46
Other Government Securities	$1.22

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Raw Materials Stocks	$16.81
Energy Stocks	$15.16
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$9.57
Multi-Industry Stocks	$9.00
Capital Goods Stocks	$8.42
Financial Services Stocks	$7.40
Bullion	$5.29
Technology Stocks	$4.97
Business Equipment and Services Stocks	$3.92
Health Care Stocks	$3.56
Consumer Nondurables Stocks	$3.50
United States Government and Government Agency Obligations	$3.26
Miscellaneous Stocks	$3.07
Corporate Debt Securities	$2.46
Consumer Durables Stocks	$2.39
Other Government Securities	$1.22

The Investments of Ivy Asset Strategy Fund
September 30, 2005
BULLION - 5.29%	Troy Ounces	Value

Gold	23,020	$10,803,447
(Cost: $9,331,408)

COMMON STOCKS	Shares

Aircraft - 2.43%
BAE SYSTEMS plc (A)	258,060	1,563,407
Boeing Company (The)	31,850	2,164,208
United Technologies Corporation	23,900	1,238,976
		4,966,591
Banks - 1.87%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	165	2,165,793
Unibanco - Uniao de Bancos Brasileiros S.A., GDR	31,500	1,656,900
		3,822,693
Broadcasting - 0.47%
XM Satellite Radio Holdings Inc., Class A*	26,540	952,919

Business Equipment and Services - 3.92%
Dentsu Inc. (A)*	617	1,750,200
Headwaters Incorporated*	47,676	1,783,082
Jacobs Engineering Group Inc.*	18,000	1,213,200
Mitsubishi Corporation (A)	50,700	1,000,467
Mitsui & Co., Ltd. (A)	159,000	1,990,389
Pacific Basin Shipping Limited (A)	567,000	279,575
		8,016,913
Capital Equipment - 4.37%
Caterpillar Inc.	53,000	3,113,750
Chicago Bridge & Iron Company N.V., NY Shares	31,158	968,702
China Shenhua Energy Company Limited, H Shares (A)*	1,409,000	1,652,860
Deere & Company (B)	15,039	920,387
SMC Corporation (A)	13,300	1,770,365
Shaw Group Inc. (The)*	20,400	503,064
		8,929,128
Chemicals - Petroleum and Inorganic - 0.75%
Yara International ASA (A)	84,700	1,528,963

Chemicals - Specialty - 0.64%
Scotts Miracle-Gro Company (The)	14,953	1,314,817

Coal - 2.47%
Foundation Coal Holdings, Inc.	27,700	1,065,065
Peabody Energy Corporation	47,150	3,977,103
		5,042,168
Construction Materials - 2.22%
CRH public limited company (A)	30,340	822,369
Cemex, S.A. de C.V., ADR	70,916	3,708,907
		4,531,276
Electrical Equipment - 0.21%
Ushio Inc. (A)	20,800	422,358

Electronic Components - 2.54%
Maxim Integrated Products, Inc.	18,300	780,403
Microchip Technology Incorporated	30,900	930,399
Samsung Electronics Co., Ltd. (A)	6,160	3,474,751
		5,185,553
Finance Companies - 2.80%
Rio Tinto plc (A)	115,100	4,705,583
SLM Corporation	18,818	1,009,398
		5,714,981
Food and Related - 2.92%
Archer Daniels Midland Company	140,000	3,452,400
Bunge Limited (B)	47,800	2,515,236
		5,967,636
Forest and Paper Products - 0.47%
Aracruz Celulose S.A., ADR	23,500	953,630

Gold and Precious Metals - 4.47%
Agnico-Eagle Mines Limited	70,650	1,046,326
Barrick Gold Corporation	170,100	4,941,405
Placer Dome Inc.	96,700	1,658,405
Yanzhou Coal Mining Company Limited, Class H (A)	1,874,560	1,486,135
		9,132,271
Health Care - Drugs - 1.85%
Genentech, Inc.*	11,905	1,002,520
Gilead Sciences, Inc.*	40,085	1,952,540
Neurocrine Biosciences, Inc.*	16,600	816,305
		3,771,365
Health Care - General - 0.36%
Schein (Henry), Inc.*	17,550	747,542

Hospital Supply and Management - 1.35%
Cerner Corporation*	21,400	1,859,339
Stryker Corporation	18,400	909,512
		2,768,851
Household - General Products - 0.58%
Colgate-Palmolive Company	22,550	1,190,415

Mining - 10.95%
Alumina Limited (A)	216,400	1,008,313
BHP Billiton Plc (A)	269,400	4,571,139
Cameco Corporation (A)	14,800	789,452
Falconbridge Limited (A)	68,400	1,827,804
Freeport-McMoRan Copper & Gold Inc., Class B	40,514	1,968,575
Inco Limited	51,300	2,429,055
Newmont Mining Corporation	102,600	4,839,642
Phelps Dodge Corporation	23,900	3,105,327
Southern Peru Copper Corporation	32,600	1,824,296
		22,363,603
Motor Vehicles - 2.39%
Toyota Motor Corporation (A)	106,400	4,874,070

Multiple Industry - 9.00%
3M Company	10,100	740,936
Alpha Natural Resources, Inc.*	50,240	1,509,210
Bucyrus International, Inc., Class A	21,750	1,066,402
Companhia Vale do Rio Doce, ADR	162,700	7,136,022
General Electric Company	113,103	3,808,178
Hutchison Whampoa Limited, Ordinary Shares (A)	267,000	2,762,105
Smiths Group plc (A)	80,200	1,356,493
		18,379,346
Non-Residential Construction - 1.62%
Fluor Corporation	19,964	1,285,282
Hyundai Heavy Industries Co., Ltd. (A)	20,000	1,488,872
Shimizu Corporation (A)	81,000	530,177
		3,304,331
Petroleum - Domestic - 0.55%
PetroChina Company Limited (A)(C)	1,350,000	1,131,178

Petroleum - International - 7.91%
Anadarko Petroleum Corporation	38,391	3,675,938
BP p.l.c., ADR	46,650	3,305,153
Burlington Resources Inc.	40,616	3,302,893
China Petroleum & Chemical Corporation, H Shares (A)	3,594,000	1,644,713
Exxon Mobil Corporation	66,603	4,231,955
		16,160,652
Petroleum - Services - 4.23%
Baker Hughes Incorporated	28,100	1,677,008
Schlumberger Limited	38,850	3,278,163
Transocean Inc.*	31,850	1,952,724
Weatherford International Ltd.*	25,400	1,743,964
		8,651,859
Real Estate Investment Trust - 0.41%
Keppel Land Limited (A)	388,000	848,413

Retail - Food Stores - 1.37%
CVS Corporation	49,200	1,427,292
Walgreen Co.	31,404	1,364,504
		2,791,796
Security and Commodity Brokers - 2.73%
Chicago Mercantile Exchange Holdings Inc.	4,181	1,410,251
Franklin Resources, Inc.	9,400	789,224
Goldman Sachs Group, Inc. (The)	12,700	1,544,066
Legg Mason, Inc.	16,800	1,842,792
		5,586,333
Utilities - Electric - 0.35%
Veolia Environment (A)	16,750	706,887

TOTAL COMMON STOCKS - 78.20%		$159,758,538

(Cost: $124,077,707)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Beverages - 0.25%
Central European Distribution Corporation,
8.0%, 7-25-12 (C)(D)	EUR400	514,456

Capital Equipment - 0.16%
Hyundai Motor Company,
5.3%, 12-19-08 (C)	$320	320,580

Construction Materials - 0.26%
Interface, Inc.:
7.3%, 4-1-08	160	160,000
9.5%, 2-1-14	170	170,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	250	210,000
		540,000

Finance Companies - 0.50%
ALROSA Finance S.A.,
8.125%, 5-6-08	300	320,850
Russian Standard Bank,
7.5%, 10-7-10 (C)	200	200,000
SLM Corporation,
4.0%, 7-25-14	200	195,284
Toyota Motor Credit Corporation,
4.67%, 1-18-15	325	311,844
		1,027,978
Food and Related - 0.09%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (E)	250	191,250

Hospital Supply and Management - 0.18%
US Oncology Holdings, Inc.,
9.26375%, 3-15-15 (C)	375	369,375

Mining - 0.27%
Vedanta Resources plc,
6.625%, 2-22-10 (C)	550	544,024

Motion Pictures - 0.14%
Cinemark, Inc.,
0.0%, 3-15-14 (E)	400	280,000

Multiple Industry - 0.23%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	250	248,842
Sino-Forest Corporation,
9.125%, 8-17-11 (C)	200	216,000
		464,842
Utilities - Telephone - 0.38%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (C)	700	775,250

TOTAL CORPORATE DEBT SECURITIES - 2.46%		$5,027,755

(Cost: $4,920,699)

OTHER GOVERNMENT SECURITIES

South Korea - 0.34%
Korea Development Bank (The),
3.98%, 10-29-06	700	694,621

United Kingdom - 0.88%
United Kingdom Treasury,
4.75%, 6-7-10 (D)	GBP1,000	1,803,895

TOTAL OTHER GOVERNMENT SECURITIES - 1.22%		$2,498,516

(Cost: $2,561,244)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.52%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$ 607	92,105
5.0%, 4-15-19	297	47,740
5.0%, 2-15-20	725	53,660
5.0%, 7-15-21	369	42,722
5.0%, 6-15-22	721	46,674
5.0%, 7-15-22	2,619	186,881
5.0%, 11-15-22	730	123,397
5.0%, 1-15-23	523	39,160
5.0%, 4-15-23	231	25,203
5.0%, 5-15-23	506	84,357
5.0%, 8-15-23	375	61,684
5.5%, 11-15-23	1,100	141,685
5.5%, 11-15-23	1,018	100,981
5.0%, 9-15-24	749	75,457
5.5%, 9-15-24	435	41,594
5.5%, 4-15-25	264	31,689
5.5%, 4-15-25	95	13,804
5.0%, 9-15-25	963	113,526
5.0%, 4-15-26	4,083	439,649
5.5%, 2-15-30	364	51,304
5.0%, 8-15-30	547	65,961
5.5%, 3-15-31	500	75,856
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	668	74,705
5.0%, 5-25-22	433	70,497
5.5%, 9-25-25	387	42,399
5.5%, 11-25-25	998	98,529
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	920	147,695
5.0%, 6-20-31	1,003	156,469
5.0%, 7-20-33	206	40,984
5.5%, 11-20-33	1,069	195,757
5.5%, 7-1-35	1,771	319,513
		3,101,637
Treasury Obligation - 1.74%
United States Treasury Note,
1.5%, 3-31-06	3,600	3,557,671

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.26%		$6,659,308

(Cost: $6,458,155)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.05%	Face Amount in Thousands

British Pound, 3-8-06 (D)	GBP1,820	83,506
Euro, 6-8-06 (D)	EUR 300	7,394
Euro, 7-19-06 (D)	400	2,915
		$93,815

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 1.47%
Deere (John) Capital Corporation,
3.7%, 10-5-05	$3,000	2,998,767

Finance Companies - 2.44%
USAA Capital Corp.,
3.75%, 10- 4-05	5,000	4,998,437

Health Care - Drugs - 1.88%
Alcon Capital Corporation (Nestle S.A.),
3.8%, 10-6-05	3,840	3,837,973

Utilities - Electric - 1.66%
Wisconsin Electric Power Co.,
3.88%, 10-3-05	3,392	3,391,269

TOTAL SHORT-TERM SECURITIES - 7.45%		$15,226,446

(Cost: $15,226,446)

TOTAL INVESTMENT SECURITIES - 97.93%		$200,067,825

(Cost: $162,575,659)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.07%		4,220,807

NET ASSETS - 100.00%		$204,288,632

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.
REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.
The following credit default swap agreements were outstanding at September 30, 2005. (See Note 7 to financial statements):
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation

Merrill Lynch International	Dow Jones CDX Emerging Markets Series 4	1.8%	12-20-10	$1,800	$(16,290)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 4	3.6%	6-20-10	1,188	(35,350)

					$(51,640)

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities serve as cover for the following written call options outstanding at September 30, 2005. (See Note 6 to financial statements):

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Bunge Limited	120	October/62.5	$6,653	$240
Deere & Company	150	October/70	7,199	375

			$13,852	$615

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At September 30, 2005, the total value of these securities amounted to $4,070,863 or 1.99% of net assets.
(D)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - British Pound).
(E)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY ASSET STRATEGY FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Bullion (cost - $9,332)	$10,803
Securities (cost - $153,244)	189,265

200,068
Cash denominated in foreign currencies (cost - $980)	980
Receivables:
Fund shares sold	4,930
Investment securities sold	969
Dividends and interest	386
Amortized swap premiums paid (Note 7)	25
Prepaid and other assets	40

Total assets	207,398

LIABILITIES
Payable for investment securities purchased	2,153
Due to custodian	497
Payable to Fund shareholders	319
Unrealized depreciation on swap agreements	52
Accrued shareholder servicing (Note 2)	40
Accrued accounting services fee (Note 2)	6
Accrued management fee (Note 2)	4
Accrued distribution fee (Note 2)	2
Accrued service fee (Note 2)	2
Amortized swap premiums received (Note 7)	2
Outstanding written options at market (premium received - $14) (Note 6)	1
Other	31

Total liabilities	3,109

Total net assets	$204,289

NET ASSETS
$0.01 par value capital stock:
Capital stock	$125
Additional paid-in capital	164,797
Accumulated undistributed income:
Accumulated undistributed net investment income	245
Accumulated undistributed net realized gain on investment transactions	1,665
Net unrealized appreciation in value of investments	37,457

Net assets applicable to outstanding units of capital	$204,289

Net asset value per share (net assets divided by shares outstanding):
Class A	$16.48
Class B	$16.29
Class C	$16.32
Class Y	$16.50
Capital shares outstanding:
Class A	5,341
Class B	1,101
Class C	5,544
Class Y	476
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations
      IVY ASSET STRATEGY FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $41)	$1,061
Interest and amortization	484

Total income	1,545

Expenses (Note 2):
Investment management fee	493
Distribution fee:
Class A	6
Class B	52
Class C	244
Shareholder servicing:
Class A	73
Class B	24
Class C	74
Class Y	5
Service fee:
Class A	65
Class B	17
Class C	81
Class Y	8
Accounting services fee	33
Custodian fees	20
Audit fees	11
Other	62

Total expenses	1,268

Net investment income	277

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	1,116
Realized net loss on written options	(318)
Realized net gain on purchased options	96
Realized net loss on foreign currency transactions	(17)

Realized net gain on investments	877

Unrealized appreciation in value of securities during the period	22,754
Unrealized appreciation in value of written options during the period	13
Unrealized appreciation in value of forward currency contracts during the period	316
Unrealized appreciation in value of foreign currency during the period	2

Unrealized appreciation in value of investments during the period	23,085

Net gain on investments	23,962

Net increase in net assets resulting from operations	$24,239

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY ASSET STRATEGY FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$277	$13
Realized net gain on investments	877	906
Unrealized appreciation	23,085	8,196

Net increase in net assets resulting from operations	24,239	9,115

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(100)
Class B	(-)	(9)
Class C	(-)	(60)
Class Y	(-)	(11)
Realized gains on investment transactions:
Class A	(-)	(207)
Class B	(-)	(78)
Class C	(-)	(396)
Class Y	(-)	(24)

	(-)	(885)

Capital share transactions (Note 5)	70,969	25,513

Total increase	95,208	33,743
NET ASSETS
Beginning of period	109,081	75,338

End of period	$204,289	$109,081

Undistributed net investment income (loss)	$245	$(15)

(1)See "Financial Highlights" on pages 24 - 27.

See Notes to Financial Statements.

Financial Highlights
      IVY ASSET STRATEGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-10-00(1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$14.21		$12.86	$11.18	$11.33	$11.98	$15.22

Income (loss) from investment operations:
Net investment income	0.03		0.06	0.08	0.16	0.25	0.15
Net realized and unrealized gain (loss) on investments	2.24		1.47	1.71	(0.16)	(0.40)	(0.60)

Total from investment operations	2.27		1.53	1.79	(0.00)	(0.15)	(0.45)

Less distributions from:
Net investment income	(0.00)		(0.07)	(0.11)	(0.15)	(0.30)	(0.13)
Capital gains	(0.00)		(0.11)	(0.00)	(0.00)	(0.20)	(2.66)

Total distributions	(0.00)		(0.18)	(0.11)	(0.15)	(0.50)	(2.79)

Net asset value, end of period	$16.48		$14.21	$12.86	$11.18	$11.33	$11.98

Total return(2)	15.98%		12.02%	16.06%	0.00%	-1.25%	-3.77%
Net assets, end of period (in millions)	$88		$39	$17	$9	$4	$2
Ratio of expenses to average net assets	1.37	%(3)	1.44%	1.47%	1.40%	1.45%	1.26	%(3)
Ratio of net investment income to average net assets	0.78	%(3)	0.56%	0.53%	1.23%	2.28%	2.26	%(3)
Portfolio turnover rate	25%		98%	254%	109%	143%	215	%(4)
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY ASSET STRATEGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-3-00(1) to
	9-30-05		2005	2004	2003	2002	3-31-01
Net asset value, beginning of period	$14.11		$12.83	$11.17	$11.32	$11.97	$15.21

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.03)	(0.03)	0.05	0.17	0.07
Net realized and unrealized gain (loss) on investments	2.17		1.44	1.71	(0.15)	(0.41)	(0.60)

Total from investment operations	2.18		1.41	1.68	(0.10)	(0.24)	(0.53)

Less distributions from:
Net investment income	(0.00)		(0.02)	(0.02)	(0.05)	(0.21)	(0.05)
Capital gains	(0.00)		(0.11)	(0.00)	(0.00)	(0.20)	(2.66)

Total distributions	(0.00)		(0.13)	(0.02)	(0.05)	(0.41)	(2.71)

Net asset value, end of period	$16.29		$14.11	$12.83	$11.17	$11.32	$11.97

Total return	15.45%		11.02%	15.07%	-0.92%	-2.03%	-4.35%
Net assets, end of period (in millions)	$18		$11	$7	$3	$3	$2
Ratio of expenses to average net assets	2.23	%(2)	2.30%	2.38%	2.35%	2.25%	2.15	%(2)
Ratio of net investment income (loss) to average net assets	-0.05	%(2)	-0.30%	-0.40%	0.31%	1.50%	1.37	%(2)
Portfolio turnover rate	25%		98%	254%	109%	143%	215	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY ASSET STRATEGY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.12		$12.83	$11.17	$11.32	$11.97	$15.21

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.03)	(0.03)	0.05	0.19	0.11
Net realized and unrealized gain (loss) on investments	2.19		1.45	1.73	(0.14)	(0.43)	(0.62)

Total from investment operations	2.20		1.42	1.70	(0.09)	(0.24)	(0.51)

Less distributions from:
Net investment income	(0.00)		(0.02)	(0.04)	(0.06)	(0.21)	(0.07)
Capital gains	(0.00)		(0.11)	(0.00)	(0.00)	(0.20)	(2.66)

Total distributions	(0.00)		(0.13)	(0.04)	(0.06)	(0.41)	(2.73)

Net asset value, end of period	$16.32		$14.12	$12.83	$11.17	$11.32	$11.97

Total return	15.58%		11.11%	15.21%	-0.79%	-1.98%	-4.22%
Net assets, end of period (in millions)	$90		$55	$49	$51	$47	$54
Ratio of expenses to average net assets	2.10	%(1)	2.21%	2.27%	2.20%	2.20%	2.15%
Ratio of net investment income (loss) to average net assets	0.08	%(1)	-0.22%	-0.26%	0.46%	1.59%	0.86%
Portfolio turnover rate	25%		98%	254%	109%	143%	215%
(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY ASSET STRATEGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.22		$12.87	$11.18	$11.33	$11.98	$15.26

Income (loss) from investment operations:
Net investment income	0.05		0.08	0.09	0.11	0.28	0.24
Net realized and unrealized gain (loss) on investments	2.23		1.45	1.71	(0.10)	(0.42)	(0.63)

Total from investment operations	2.28		1.53	1.80	0.01	(0.14)	(0.39)

Less distributions from:
Net investment income	(0.00)		(0.07)	(0.11)	(0.16)	(0.31)	(0.23)
Capital gains	(0.00)		(0.11)	(0.00)	(0.00)	(0.20)	(2.66)

Total distributions	(0.00)		(0.18)	(0.11)	(0.16)	(0.51)	(2.89)

Net asset value, end of period	$16.50		$14.22	$12.87	$11.18	$11.33	$11.98

Total return	16.03%		12.05%	16.19%	0.08%	-1.14%	-3.39%
Net assets, end of period (in millions)	$8		$4	$2	$1	$1	$1
Ratio of expenses to average net assets	1.28	%(1)	1.35%	1.39%	1.32%	1.33%	1.32%
Ratio of net investment income to average net assets	1.00	%(1)	0.66%	0.67%	1.34%	2.44%	1.71%
Portfolio turnover rate	25%		98%	254%	109%	143%	215%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY CAPITAL APPRECIATION FUND
Portfolio Highlights

On September 30, 2005, Ivy Capital Appreciation Fund had net assets totaling $32,915,100 invested in a diversified portfolio of:

85.58%	Common Stocks
14.42%	Cash and Cash Equivalents and Put Options

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Health Care Stocks	$23.33
Technology Stocks	$17.61
Cash and Cash Equivalents and Put Options	$14.42
Energy Stocks	$9.56
Financial Services Stocks	$6.67
Retail Stocks	$6.07
Multi-Industry Stocks	$5.72
Consumer Nondurables Stocks	$4.50
Business Equipment and Services Stocks	$3.82
Miscellaneous Stocks	$2.93
Consumer Services Stocks	$2.76
Transportation Stocks	$2.61

The Investments of Ivy Capital Appreciation Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 0.29%
Southwest Airlines Co.	6,400	$95,040

Aircraft - 2.75%
Boeing Company (The)	8,000	543,600
United Technologies Corporation	7,000	362,880
		906,480
Aluminum - 0.22%
Alcoa Incorporated	3,000	73,260

Banks - 1.19%
Bank of America Corporation	5,000	210,500
Citigroup Inc.	4,000	182,080
		392,580
Broadcasting - 1.56%
Comcast Corporation, Class A*	10,000	293,250
Viacom Inc., Class B	2,300	75,923
XM Satellite Radio Holdings Inc., Class A*	4,000	143,620
		512,793
Business Equipment and Services - 1.02%
Infosys Technologies Limited (A)	4,500	334,440

Capital Equipment - 0.11%
Dresser-Rand Group Inc.*	1,450	35,714

Chemicals - Petroleum and Inorganic - 1.14%
Monsanto Company	6,000	376,500

Communications Equipment - 1.33%
Cisco Systems, Inc.*	19,500	349,537
QUALCOMM Incorporated	2,000	89,370
		438,907
Computers - Main and Mini - 0.83%
Xerox Corporation*	20,000	273,000

Computers - Micro - 2.40%
Apple Computer, Inc.*	4,500	241,267
Dell Inc.*	16,000	547,120
		788,387
Computers - Peripherals - 4.47%
EMC Corporation*	15,000	194,100
Microsoft Corporation	29,000	746,025
Oracle Corporation*	15,000	185,925
SAP Aktiengesellschaft, ADR	8,000	346,640
		1,472,690
Defense - 1.64%
General Dynamics Corporation	4,500	537,975

Electronic Components - 3.56%
Analog Devices, Inc.	7,000	259,980
Intel Corporation	19,000	468,255
Maxim Integrated Products, Inc.	8,000	341,160
Texas Instruments Incorporated	3,000	101,700
		1,171,095
Electronic Instruments - 0.63%
KLA-Tencor Corporation	1,700	82,884
Novellus Systems, Inc.	5,000	125,425
		208,309
Finance Companies - 1.83%
Fannie Mae	1,500	67,230
SLM Corporation	10,000	536,400
		603,630
Health Care - Drugs - 7.66%
Amgen Inc.*	7,000	557,550
Genentech, Inc.*	5,500	463,155
Gilead Sciences, Inc. (A) *	8,000	389,680
MedImmune, Inc.*	11,000	369,930
Pfizer Inc.	12,000	299,640
Schering-Plough Corporation	13,000	273,650
Teva Pharmaceutical Industries Limited, ADR	5,000	167,050
		2,520,655
Health Care - General - 6.52%
Da Vita Inc.*	10,000	460,700
Johnson & Johnson	8,000	506,240
Schein (Henry), Inc.*	10,000	425,950
St. Jude Medical, Inc.*	8,000	374,400
Zimmer Holdings, Inc.*	5,500	378,895
		2,146,185
Hospital Supply and Management - 9.15%
Aetna Inc.	7,500	646,050
Caremark Rx, Inc.*	7,500	374,475
HCA Inc.	1,575	75,474
Health Net, Inc.*	8,000	378,560
PSS World Medical, Inc.*	12,000	159,600
PacifiCare Health Systems, Inc.*	7,500	598,350
Triad Hospitals, Inc.*	5,500	248,985
WellPoint, Inc.*	7,000	530,740
		3,012,234
Hotels and Gaming - 0.54%
Hilton Hotels Corporation	8,000	178,560

Household - General Products - 2.71%
Colgate-Palmolive Company	9,000	475,110
Procter & Gamble Company (The)	7,000	416,220
		891,330
Insurance - Property and Casualty - 0.27%
Berkshire Hathaway Inc., Class B*	32	87,392

Leisure Time Industry - 0.66%
Royal Caribbean Cruises Ltd.	5,000	216,000

Multiple Industry - 5.72%
China Netcom Group Corporation (Hong Kong) Limited, ADR	3,000	103,020
General Electric Company	16,000	538,720
Google Inc., Class A*	3,100	979,972
Huntsman Corporation*	5,000	97,750
Las Vegas Sands, Inc.*	5,000	164,550
		1,884,012
Petroleum - International - 4.89%
Anadarko Petroleum Corporation	3,000	287,250
Apache Corporation	5,000	376,100
Burlington Resources Inc.	5,000	406,600
Exxon Mobil Corporation	8,500	540,090
		1,610,040
Petroleum - Services - 4.67%
Nabors Industries Ltd.*	5,500	395,065
Patterson-UTI Energy, Inc.	11,000	396,495
Schlumberger Limited	5,000	421,900
Transocean Inc.*	5,300	324,943
		1,538,403
Railroad - 1.27%
Burlington Northern Santa Fe Corporation	7,000	418,600

Restaurants - 1.22%
Applebee's International, Inc.	3,000	62,055
Cheesecake Factory Incorporated (The)*	8,000	249,800
P.F. Chang's China Bistro, Inc.*	2,000	89,630
		401,485
Retail - Food Stores - 3.39%
CVS Corporation	19,000	551,190
Walgreen Co.	13,000	564,850
		1,116,040
Retail - General Merchandise - 1.46%
Target Corporation	5,000	259,650
Wal-Mart Stores, Inc.	5,000	219,100
		478,750
Security and Commodity Brokers - 3.38%
Goldman Sachs Group, Inc. (The)	4,000	486,320
Legg Mason, Inc.	2,500	274,225
Merrill Lynch & Co., Inc.	4,000	245,400
Morgan Stanley	2,000	107,880
		1,113,825
Timesharing and Software - 2.80%
eBay Inc.*	10,000	411,950
Yahoo! Inc.*	15,000	507,975
		919,925
Tobacco - 1.79%
Altria Group, Inc.	8,000	589,680

Trucking and Shipping - 1.05%
United Parcel Service, Inc., Class B	5,000	345,650

Utilities - Telephone - 1.46%
SBC Communications Inc.	20,000	479,400

TOTAL COMMON STOCKS - 85.58%		$28,168,966

(Cost: $24,866,333)

PUT OPTIONS - 0.03%	Number of Contracts

CVS Corporation, October 27.5, Expires 10-22-05	190	3,800
Walgreen Co., October 42.5, Expires 10-22-05	130	4,550
(Cost: $24,051)		$8,350

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 4.25%
Caterpillar Inc.,
3.74%, 10-14-05	$1,400	1,398,109

Publishing - 4.25%
Tribune Co.,
3.91%, 10-3-05	1,401	1,400,696

Total Commercial Paper - 8.50%		2,798,805

Repurchase Agreement - 4.71%
J.P. Morgan Securities Inc., 2.75% Repurchase agreement dated 9-30-05 to be repurchased at $1,549,355 on 10-3-05 (B)	1,549	1,549,000

TOTAL SHORT-TERM SECURITIES - 13.21%		$4,347,805

(Cost: $4,347,805)

TOTAL INVESTMENT SECURITIES - 98.82%		$32,525,121

(Cost: $29,238,189)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.18%		389,979

NET ASSETS - 100.00%		$32,915,100

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at September 30, 2005. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Gilead Sciences, Inc.	40	November/50	$3,748	$5,600
Infosys Technologies Limited	43	October/75	5,236	8,600

			$8,984	$14,200

(B)Collateralized by $1,533,344 United States Treasury Note, 6.5% due 10-15-06; market value and accrued interest aggregate $1,579,594.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY CAPITAL APPRECIATION FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $27,689)	$30,976
Repurchase Agreement (cost - $1,549)	1,549

32,525
Receivables:
Investment securities sold	386
Fund shares sold	357
Dividends and interest	14
Prepaid and other assets	45

Total assets	33,327

LIABILITIES
Payable for investment securities purchased	243
Due to custodian	101
Payable to Fund shareholders	42
Outstanding written options at market (premium received - $9) (Note 6)	14
Accrued shareholder servicing (Note 2)	9
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Accrued distribution and service fees (Note 2)	- *

Total liabilities	412

Total net assets	$32,915

NET ASSETS
$0.01 par value capital stock:
Capital stock	$39
Additional paid-in capital	32,026
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(52)
Accumulated undistributed net realized loss on investment transactions	(2,380)
Net unrealized appreciation in value of securities	3,282

Net assets applicable to outstanding units of capital	$32,915

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.58
Class B	$8.15
Class C	$8.13
Class Y	$8.58
Capital shares outstanding:
Class A	2,893
Class B	228
Class C	748
Class Y	18
Capital shares authorized	350,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY CAPITAL APPRECIATION FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$85
Interest and amortization	35

Total income	120

Expenses (Note 2):
Investment management fee	78
Shareholder servicing:
Class A	25
Class B	4
Class C	6
Class Y	- *
Service fee:
Class A	21
Class B	2
Class C	5
Class Y	- *
Registration fees	27
Distribution fee:
Class A	2
Class B	6
Class C	16
Audit fees	13
Accounting services fee	10
Custodian fees	5
Other	5

Total	225
Less voluntary waiver of investment management fee (Note 2)	(54)

Total expenses	171

Net investment loss	(51)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	312
Realized net gain on written options	13

Realized net gain on investments	325

Unrealized appreciation in value of securities during the period	1,471
Unrealized depreciation in value of purchased options during the period	(16)
Unrealized depreciation in value of written options during the period	(5)

Unrealized appreciation in value of investments during the period	1,450

Net gain on investments	1,775

Net increase in net assets resulting from operations	$1,724

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY CAPITAL APPRECIATION FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(51)	$(20)
Realized net gain on investments	325	167
Unrealized appreciation	1,450	535

Net increase in net assets resulting from operations	1,724	682

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	16,790	5,857

Total increase	18,514	6,539
NET ASSETS
Beginning of period	14,401	7,862

End of period	$32,915	$14,401

Undistributed net investment loss	$(52)	$(1)

(1)See "Financial Highlights" on pages 37 - 40.

See Notes to Financial Statements.

Financial Highlights
      IVY CAPITAL APPRECIATION FUND(1)
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 6-30-00(2) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$7.99		$7.52	$5.73	$6.43	$7.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(3)	(0.02)	(0.06)	(0.03)	(0.08)	0.00
Net realized and unrealized gain (loss) on investments	0.60	(3)	0.49	1.85	(0.67)	(0.68)	(2.81)

Total from investment operations	0.59		0.47	1.79	(0.70)	(0.76)	(2.81)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$8.58		$7.99	$7.52	$5.73	$6.43	$7.19

Total return(4)	7.38%		6.25%	31.24%	-10.89%	-10.57%	-28.10%
Net assets, end of period (in millions)	$25		$11	$6	$4	$4	$4
Ratio of expenses to average net assets including voluntary expense waiver	1.22	%(5)	1.19%	1.47%	1.50%	1.62%	1.27	%(5)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.22	%(5)	0.03%	-1.05%	-0.67%	-0.92%	-0.09	%(5)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.66	%(5)	1.84%	2.12%	2.15%	2.17%	1.80	%(5)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.66	%(5)	-0.62%	-1.70%	-1.32%	-1.46%	-0.62	%(5)
Portfolio turnover rate	24%		62%	115%	145%	96%	73%

(1)Capital Appreciation Fund (formerly Tax-Managed Equity Fund) changed its name effective March 31, 2005.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY CAPITAL APPRECIATION FUND(1)
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-13-00(2) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$7.62		$7.26	$5.58	$6.31	$7.12	$10.06

Income (loss) from investment operations:
Net investment loss	(0.05	)(3)	(0.01)	(0.09)	(0.11)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	0.58	(3)	0.37	1.77	(0.62)	(0.68)	(2.89)

Total from investment operations	0.53		0.36	1.68	(0.73)	(0.81)	(2.94)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$8.15		$7.62	$7.26	$5.58	$6.31	$7.12

Total return		6.96%	4.96%	30.11%	-11.57%	-11.38%	-29.22%
Net assets, end of period (in thousands)	$1,861	$1,068		$538	$247	$358	$296
Ratio of expenses to average net assets including voluntary expense waiver	2.16	%(4)	2.03%	2.28%	2.47%	2.56%	2.45	%(4)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.17	%(4)	-0.81%	-1.87%	-1.63%	-1.86%	-1.74	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.61	%(4)	2.68%	2.93%	3.12%	3.42%	3.48	%(4)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.62	%(4)	-1.46%	-2.52%	-2.28%	-2.71%	-2.77	%(4)
Portfolio turnover rate		24%	62%	115%	145%	96%	73%

(1)Capital Appreciation Fund (formerly Tax-Managed Equity Fund) changed its name effective March 31, 2005.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY CAPITAL APPRECIATION FUND(1)
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-6-00(2) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$7.60		$7.24	$5.57	$6.32	$7.13	$10.01

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(3)	0.03	(0.11)	(0.12)	(0.19)	(0.06)
Net realized and unrealized gain (loss) on investments	0.57	(3)	0.33	1.78	(0.63)	(0.62)	(2.82)

Total from investment operations	0.53		0.36	1.67	(0.75)	(0.81)	(2.88)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$8.13		$7.60	$7.24	$5.57	$6.32	$7.13

Total return		6.97%	4.97%	29.98%	-11.87%	-11.36%	-28.77%
Net assets, end of period (in thousands)	$6,079	$2,373		$1,374	$685	$865	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.99	%(4)	2.15%	2.46%	2.64%	2.76%	2.35	%(4)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.00	%(4)	-0.96%	-2.05%	-1.81%	-2.07%	-1.52	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.43	%(4)	2.80%	3.11%	3.29%	3.69%	3.34	%(4)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.44	%(4)	-1.61%	-2.70%	-2.46%	-2.99%	-2.50	%(4)
Portfolio turnover rate		24%	62%	115%	145%	96%	73%

(1)Capital Appreciation Fund (formerly Tax-Managed Equity Fund) changed its name effective March 31, 2005.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY CAPITAL APPRECIATION FUND(1)
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 9-15-04(2) to
	9-30-05		3-31-05

Net asset value, beginning of period	$7.99		$7.33

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(3)	0.03
Net realized and unrealized gain on investments	0.59	(3)	0.63

Total from investment operations	0.59		0.66

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)

Net asset value, end of period	$8.58		$7.99

Total return	7.38%		9.00%
Net assets, end of period (in thousands)	$152		$108
Ratio of expenses to average net assets including voluntary expense waiver	1.09	%(4)	1.11	%(4)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.11	%(4)	0.47	%(4)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.53	%(4)	1.76	%(4)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-0.55	%(4)	-0.18	%(4)
Portfolio turnover rate	24%		62	%(5)

(1)Capital Appreciation Fund (formerly Tax-Managed Equity Fund) changed its name effective March 31, 2005.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.
(5)For the fiscal year ended March 31, 2005.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY CORE EQUITY FUND
Portfolio Highlights

On September 30, 2005, Ivy Core Equity Fund had net assets totaling $258,652,264 invested in a diversified portfolio of:

92.76%	Common Stocks
7.24%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:
Energy Stocks	$18.89
Technology Stocks	$18.10
Health Care Stocks	$15.98
Financial Services Stocks	$8.66
Cash and Cash Equivalents	$7.24
Capital Goods Stocks	$4.89
Multi Industry Stocks	$4.71
Consumer Nondurables Stocks	$4.66
Utilities Stocks	$4.34
Consumer Services Stocks	$4.13
Retail Stocks	$3.82
Raw Materials Stocks	$2.54
Miscellaneous Stocks	$2.04

The Investments of Ivy Core Equity Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 5.27%
Boeing Company (The)	95,100	$6,462,045
Goodrich Corporation	12,300	545,382
Lockheed Martin Corporation	40,404	2,466,260
United Technologies Corporation	80,200	4,157,568
		13,631,255
Banks - 0.51%
Bank of America Corporation	2	84
U.S. Bancorp	46,955	1,318,496
		1,318,580
Beverages - 1.65%
PepsiCo, Inc.	75,366	4,274,006

Broadcasting - 0.49%
Comcast Corporation, Class A Special	44,400	1,279,830

Capital Equipment - 3.81%
Caterpillar Inc.	79,846	4,690,953
Deere & Company	44,711	2,736,313
Illinois Tool Works Inc.	29,466	2,425,936
		9,853,202
Chemicals - Specialty - 2.54%
Air Products and Chemicals, Inc.	118,959	6,559,399

Communications Equipment - 0.00%
Avaya Inc.*	1	10

Computers - Micro - 0.88%
Dell Inc.*	66,788	2,283,816

Computers - Peripherals - 4.16%
Computer Associates International, Inc.	6	167
Electronic Arts Inc.*	26,100	1,484,959
Microsoft Corporation	107,060	2,754,118
SAP Aktiengesellschaft, ADR	150,347	6,514,536
		10,753,780
Defense - 4.01%
General Dynamics Corporation	86,700	10,364,985

Electronic Components - 3.78%
Intel Corporation	150,416	3,707,002
Maxim Integrated Products, Inc.	66,100	2,818,835
Texas Instruments Incorporated	95,600	3,240,840
		9,766,677
Finance Companies - 2.15%
SLM Corporation	103,900	5,573,196

Food and Related - 2.16%
Campbell Soup Company	44,300	1,317,925
Kellogg Company	92,553	4,269,470
		5,587,395
Health Care - Drugs - 7.06%
Amgen Inc.*	47,588	3,790,384
Genentech, Inc.*	22,700	1,911,567
Gilead Sciences, Inc.*	80,300	3,911,413
Novartis AG, Registered Shares (A)	26,800	1,359,255
Pfizer Inc.	292,023	7,291,814
		18,264,433
Health Care - General - 3.32%
Boston Scientific Corporation*	90,200	2,107,974
Johnson & Johnson	60,500	3,828,440
Wyeth	57,397	2,655,759
		8,592,173
Hospital Supply and Management - 5.60%
Aetna Inc.	29,800	2,566,972
Caremark Rx, Inc.*	22,700	1,133,411
Guidant Corporation	31,900	2,197,591
Medtronic, Inc.	82,701	4,434,428
UnitedHealth Group Incorporated	35,200	1,978,240
WellPoint, Inc.*	28,800	2,183,616
		14,494,258
Hotels and Gaming - 1.77%
Marriott International, Inc., Class A	38,278	2,411,514
Starwood Hotels & Resorts Worldwide, Inc.	38,000	2,172,460
		4,583,974
Household - General Products - 0.85%
Colgate-Palmolive Company	41,668	2,199,654

Insurance - Property and Casualty - 2.38%
Berkshire Hathaway Inc., Class B*	2,250	6,144,750

Leisure Time Industry - 1.87%
Carnival Corporation	96,900	4,843,062

Multiple Industry - 4.71%
General Electric Company	278,857	9,389,115
Las Vegas Sands, Inc.*	85,000	2,797,350
		12,186,465
Non-Residential Construction - 1.08%
Fluor Corporation	43,300	2,787,654

Petroleum - Canada - 0.33%
Suncor Energy Inc.	14,000	847,420

Petroleum - International - 6.15%
Burlington Resources Inc.	85,936	6,988,316
Exxon Mobil Corporation	140,579	8,932,390
		15,920,706
Petroleum - Services - 12.41%
Baker Hughes Incorporated	185,631	11,078,458
Nabors Industries Ltd.*	61,331	4,405,406
Schlumberger Limited	86,588	7,306,295
Smith International, Inc.	42,000	1,399,020
Transocean Inc.*	39,300	2,409,483
Weatherford International Ltd.*	80,000	5,492,800
		32,091,462
Retail - Food Stores - 0.95%
Walgreen Co.	56,400	2,450,580

Retail - General Merchandise - 2.87%
Family Dollar Stores, Inc.	116,200	2,308,894
Kohl's Corporation*	78,000	3,914,040
Target Corporation	22,900	1,189,197
		7,412,131
Security and Commodity Brokers - 3.62%
Goldman Sachs Group, Inc. (The)	64,000	7,781,120
Lehman Brothers Holdings Inc.	13,600	1,584,128
		9,365,248
Timesharing and Software - 1.04%
Yahoo! Inc.*	79,600	2,695,654

Trucking and Shipping - 1.00%
United Parcel Service, Inc., Class B	37,266	2,576,199

Utilities - Electric - 1.19%
Dominion Resources, Inc.	35,672	3,072,786

Utilities - Telephone - 3.15%
SBC Communications Inc.	54,800	1,313,556
Sprint Nextel Corporation	63,200	1,502,896
Vodafone Group Plc, ADR	205,077	5,325,850
		8,142,302

TOTAL COMMON STOCKS - 92.76%		$239,917,042

(Cost: $170,126,028)

SHORT-TERM SECURITIES	Principal Amount in Thousands	Value

Finance Companies - 1.93%
USAA Capital Corp.,
3.75%, 10- 4-05	$5,000	4,998,437

Food and Related - 1.93%
Sara Lee Corporation,
3.82%, 10-18-05	5,000	4,990,981

Forest and Paper Products - 1.18%
Sonoco Products Co.,
3.94%, 10-3-05	3,047	3,046,333

Health Care - General - 1.55%
Baxter International Inc.,
3.87%, 10-3-05	4,000	3,999,140

Retail - General Merchandise - 0.96%
Target Corporation,
3.75%, 10-11-05	2,500	2,497,396

TOTAL SHORT-TERM SECURITIES - 7.55%		$19,532,287

(Cost: $19,532,287)

TOTAL INVESTMENT SECURITIES - 100.31%		$259,449,329

(Cost: $189,658,315)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.31%)		(797,065)

NET ASSETS - 100.00%		$258,652,264

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY CORE EQUITY FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $189,658) (Notes 1 and 3)	$259,449
Receivables:
Fund shares sold	278
Dividends and interest	215
Prepaid and other assets	31

Total assets	259,973

LIABILITIES
Payable for investment securities purchased	565
Payable to Fund shareholders	438
Due to custodian	110
Accrued shareholder servicing (Note 2)	108
Accrued accounting services fee (Note 2)	8
Accrued management fee (Note 2)	5
Accrued distribution fee (Note 2)	4
Accrued service fee (Note 2)	2
Other	81

Total liabilities	1,321

Total net assets	$258,652

NET ASSETS
$0.01 par value capital stock:
Capital stock	$280
Additional paid-in capital	222,949
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(941)
Accumulated undistributed net realized loss on investment transactions	(33,425)
Net unrealized appreciation in value of investments	69,789

Net assets applicable to outstanding units of capital	$258,652

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.52
Class B	$9.05
Class C	$9.12
Class Y	$9.89
Capital shares outstanding:
Class A	7,294
Class B	1,252
Class C	19,334
Class Y	166
Capital shares authorized	450,000

See Notes to Financial Statements.

Statement of Operations
      IVY CORE EQUITY FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $8)	$1,543
Interest and amortization	151

Total income	1,694

Expenses (Note 2):
Investment management fee	909
Distribution fee:
Class A	4
Class B	43
Class C	673
Shareholder servicing:
Class A	121
Class B	29
Class C	324
Class Y	1
Service fee:
Class A	80
Class B	14
Class C	224
Class Y	2
Accounting services fee	47
Audit fees	19
Custodian fees	9
Legal fees	2
Other	91

Total expenses	2,592

Net investment loss	(898)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	7,448
Realized net gain on foreign currency transactions	6

Realized net gain on investments	7,454
Unrealized appreciation in value of investments during the period	6,340

Net gain on investments	13,794

Net increase in net assets resulting from operations	$12,896

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY CORE EQUITY FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

DECREASE IN NET ASSETS
Operations:
Net investment loss	$(898)	$(1,241)
Realized net gain on investments	7,454	27,867
Unrealized appreciation	6,340	1,599

Net increase in net assets resulting from operations	12,896	28,225

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	(16,236)	(55,488)

Total decrease	(3,340)	(27,263)
NET ASSETS
Beginning of period	261,992	289,255

End of period	$258,652	$261,992

Undistributed net investment loss	$(941)	$(49)

(1)See "Financial Highlights" on pages 49 - 52.

See Notes to Financial Statements.

Financial Highlights
      IVY CORE EQUITY FUND(1)
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the period from 7-3-00(2) to
9-30-05	2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.03	$8.08	$6.63	$8.89	$9.51	$13.89

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.02	0.01	(0.08)	(0.20)	0.00
Net realized and unrealized gain (loss) on investments	0.50	0.93	1.44	(2.18)	(0.11)	(2.00)

Total from investment operations	0.49	0.95	1.45	(2.26)	(0.31)	(2.00)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.31)	(2.38)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.31)	(2.38)

Net asset value, end of period	$9.52	$9.03	$8.08	$6.63	$8.89	$9.51

Total return(3)	5.43%	11.76%	21.87%	-25.42%	-3.18%	-16.72%
Net assets, end of period (in millions)	$70	$65	$75	$13	$9	$4
Ratio of expenses to average net assets	1.44	%(4)	1.50%	1.46%	1.31%	1.26%	1.18	%(4)
Ratio of net investment income (loss) to average net assets	-0.13	%(4)	0.07%	0.24%	0.28%	-0.11%	-0.11	%(4)
Portfolio turnover rate	20%	42%	59%	39%	22%	39	%(5)

(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY CORE EQUITY FUND(1)
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-11-00(2) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.63		$7.78	$6.45	$8.74	$9.44	$14.10

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.07)	(0.05)	(0.06)	(0.14)	(0.05)
Net realized and unrealized gain (loss) on investments	0.47		0.92	1.38	(2.23)	(0.25)	(2.23)

Total from investment operations	0.42		0.85	1.33	(2.29)	(0.39)	(2.28)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.31)	(2.38)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.31)	(2.38)

Net asset value, end of period	$9.05		$8.63	$7.78	$6.45	$8.74	$9.44

Total return	4.87%		10.93%	20.62%	-26.20%	-4.06%	-18.50%
Net assets, end of period (in millions)	$11		$12	$12	$5	$6	$5
Ratio of expenses to average net assets	2.34	%(3)	2.36%	2.42%	2.36%	2.18%	2.11	%(3)
Ratio of net investment loss to average net assets	-1.04	%(3)	-0.77%	-0.66%	-0.76%	-1.04%	-1.02	%(3)
Portfolio turnover rate	20%		42%	59%	39%	22%	39	%(4)

(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Commencement of operations of the class.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY CORE EQUITY FUND(1)
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.68		$7.82	$6.48	$8.76	$9.45	$13.76

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.06)	(0.04)	(0.04)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	0.49		0.92	1.38	(2.24)	(0.30)	(1.82)

Total from investment operations	0.44		0.86	1.34	(2.28)	(0.38)	(1.93)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.31)	(2.38)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.31)	(2.38)

Net asset value, end of period	$9.12		$8.68	$7.82	$6.48	$8.76	$9.45

Total return	5.07%		11.00%	20.68%	-26.03%	-3.94%	-16.40%
Net assets, end of period (in millions)	$176		$183	$200	$200	$356	$440
Ratio of expenses to average net assets	2.19	%(2)	2.22%	2.27%	2.18%	2.05%	1.97%
Ratio of net investment loss to average net assets	-0.89	%(2)	-0.63%	-0.45%	-0.58%	-0.91%	-0.93%
Portfolio turnover rate	20%		42%	59%	39%	22%	39%

(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY CORE EQUITY FUND(1)
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,
9-30-05	2005	2004	2003	2002	2001

Net asset value, beginning of period	$9.38	$8.37	$6.86	$9.19	$9.82	$14.08

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.25	0.05	0.04	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investments	0.49	0.76	1.46	(2.37)	(0.21)	(1.84)

Total from investment operations	0.51	1.01	1.51	(2.33)	(0.32)	(1.88)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.31)	(2.38)

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.31)	(2.38)

Net asset value, end of period	$9.89	$9.38	$8.37	$6.86	$9.19	$9.82

Total return	5.44%	12.07%	22.01%	-25.35%	-3.18%	-15.62%
Net assets, end of period (in millions)	$2	$2	$2	$2	$4	$2
Ratio of expenses to average net assets	1.22	%(2)	1.24%	1.26%	1.20%	1.17%	1.15%
Ratio of net investment income (loss) to average net assets	0.09	%(2)	0.34%	0.61%	0.40%	-0.03%	-0.11%
Portfolio turnover rate	20%	42%	59%	39%	22%	39%

(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY HIGH INCOME FUND
Portfolio Highlights

On September 30, 2005, Ivy High Income Fund had net assets totaling $68,312,023 invested in a diversified portfolio of:

90.40%	Corporate Debt Securities
7.97%	Cash and Cash Equivalents
1.63%	Common and Preferred Stocks and Right

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Consumer Services Bonds	$10.45
Utilities Bonds	$10.20
Energy Bonds	$9.28
Capital Goods Bonds	$9.24
Consumer Nondurables Bonds	$8.95
Cash and Cash Equivalents	$7.97
Health Care Bonds	$7.86
Retail Bonds	$5.86
Business Equipment and Services Bonds	$4.99
Shelter Bonds	$4.84
Technology Bonds	$4.77
Raw Materials Bonds	$4.06
Financial Services Bonds	$3.88
Miscellaneous Bonds	$3.18
Consumer Durables Bonds	$2.84
Common and Preferred Stocks and Right	$1.63

On September 30, 2005, the breakdown of bonds (by ratings) held by the Fund was as follows:

A	1.65%
BBB	2.56%
BB	10.08%
B	58.58%
CCC	16.99%
Non-rated	0.54%
Cash and Cash Equivalents and Equities	9.60%

The Investments of Ivy High Income Fund
September 30, 2005
COMMON STOCKS AND RIGHT	Shares	Value

Capital Equipment - 0.14%
Dresser-Rand Group Inc.*	4,000	$98,520

Finance Companies - 0.01%
ONO Finance Plc, Rights (A)*	250	5,000

Mining - 0.44%
Phelps Dodge Corporation	2,300	298,839

Petroleum - International - 0.58%
Forest Oil Corporation*	7,600	395,960

Utilities - Gas and Pipeline - 0.35%
Williams Companies, Inc. (The)	9,600	240,480

TOTAL COMMON STOCKS AND RIGHT - 1.52%		$1,038,799

(Cost: $744,610)

PREFERRED STOCKS

Apparel - 0.11%
Anvil Holdings, Inc., 13.0%*	14,774	77,564

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	2,500	1,125

TOTAL PREFERRED STOCKS -0.11%		$78,689

(Cost: $520,004)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 2.09%
Argo-Tech Corporation,
9.25%, 6-1-11	$75	79,500
BE Aerospace, Inc.,
8.5%, 10-1-10	200	218,000
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	75	78,563
Esterline Technologies Corporation,
7.75%, 6-15-13	250	263,750
L-3 Communications Corporation,
6.125%, 1-15-14	250	247,500
Orbital Sciences Corporation,
9.0%, 7-15-11	500	542,500
		1,429,813
Aluminum - 0.38%
Century Aluminum Company,
7.5%, 8-15-14	250	257,500

Apparel - 1.27%
Perry Ellis International, Inc.,
8.875%, 9-15-13	750	768,750
Quiksilver, Inc.,
6.875%, 4-15-15 (A)	100	96,000
		864,750
Beverages - 0.39%
Constellation Brands, Inc.,
8.125%, 1-15-12	250	264,062

Broadcasting - 2.19%
CCH II and CCH II Capital,
10.25%, 9-15-10	320	328,000
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	300	302,250
Gray Communications Systems, Inc.,
9.25%, 12-15-11	375	405,937
LIN Television Corporation,
6.5%, 5-15-13 (A)	75	71,063
NTL Cable PLC,
8.75%, 4-15-14	125	129,063
Susquehanna Media Co.,
7.375%, 4-15-13	250	260,938
		1,497,251
Business Equipment and Services - 4.99%
Ahern Rentals, Inc.,
9.25%, 8-15-13 (A)	125	127,812
Alderwoods Group, Inc.,
7.75%, 9-15-12	625	656,250
Cardtronics, Inc.,
9.25%, 8-15-13 (A)	50	51,125
Carriage Services, Inc.,
7.875%, 1-15-15	250	258,750
Iron Mountain Incorporated,
8.625%, 4-1-13	300	314,250
Mac-Gray Corporation,
7.625%, 8-15-15 (A)	50	51,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
7.12%, 12-15-11	550	544,500
8.0%, 12-15-14	50	46,000
Owens & Minor, Inc.,
8.5%, 7-15-11	250	265,625
Service Corporation International,
7.0%, 6-15-17 (A)	100	101,000
Syniverse Technologies, Inc.,
7.75%, 8-15-13 (A)	50	50,375
UCAR Finance Inc.,
10.25%, 2-15-12	275	294,938
Vertis, Inc.:
9.75%, 4-1-09	25	25,813
10.875%, 6-15-09	500	491,250
13.5%, 12-7-09 (A)	150	127,500
		3,406,188
Capital Equipment - 2.47%
Case New Holland Inc.,
9.25%, 8-1-11	400	423,000
Columbus McKinnon Corporation,
8.875%, 11-1-13 (A)	50	50,500
Dresser-Rand Group Inc.,
7.375%, 11-1-14 (A)	220	228,250
IMCO Recycling Inc.,
10.375%, 10-15-10	75	82,687
Mueller Group, Inc.:
8.44313%, 11-1-11	100	102,000
10.0%, 5-1-12	275	291,500
Simmons Company,
0.0%, 12-15-14 (A)(B)	500	265,000
Standard Aero Holdings, Inc.,
8.25%, 9-1-14	250	241,875
		1,684,812
Chemicals - Petroleum and Inorganic - 1.37%
Methanex Corporation,
6.0%, 8-15-15	150	146,417
Resolution Performance Products LLC and RPP Capital Corporation:
9.5%, 4-15-10	250	258,125
13.5%, 11-15-10	300	318,750
UAP Holding Corp.,
0.0%, 7-15-12 (B)	250	212,500
		935,792
Chemicals - Specialty - 2.31%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (B)	250	220,000
0.0%, 6-1-13 (B)	1,000	835,000
Ethyl Corporation,
8.875%, 5-1-10	475	498,156
PQ Corporation,
7.5%, 2-15-13 (A)	25	24,250
		1,577,406
Coal - 2.25%
Foundation PA Coal Company,
7.25%, 8-1-14	710	740,175
James River Coal Company,
9.375%, 6-1-12	500	532,500
Southern Star Central Corp.,
8.5%, 8-1-10	250	268,125
		1,540,800
Communications Equipment - 0.76%
AirGate PCS, Inc.,
7.349%, 10-15-11	250	257,500
General Cable Corporation,
9.5%, 11-15-10	250	263,125
		520,625
Computers - Main and Mini - 0.22%
Unisys Corporation,
8.0%, 10-15-12	150	147,375

Computers - Peripherals - 1.16%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (B)	625	478,125
Activant Solutions Inc.:
9.504%, 4-1-10 (A)	50	51,000
10.5%, 6-15-11	250	261,250
		790,375
Construction Materials - 6.29%
AMH Holdings, Inc.,
0.0%, 3-1-14 (B)	475	237,500
Associated Materials Incorporated,
9.750%, 4-15-12	505	488,587
Brand Services, Inc.,
12.0%, 10-15-12	100	106,000
Builders FirstSource, Inc.,
8.04%, 2-15-12 (A)	400	404,000
Interface, Inc.:
7.3%, 4-1-08	250	250,000
10.375%, 2-1-10	250	270,000
9.5%, 2-1-14	250	250,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	500	530,000
MAAX Corporation,
9.75%, 6-15-12	500	435,000
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	500	517,500
Nortek, Inc.,
8.5%, 9-1-14	350	322,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	400	336,000
Texas Industries, Inc.,
7.25%, 7-15-13 (A)	25	26,000
WII Components, Inc.,
10.0%, 2-15-12	125	123,125
		4,295,712
Containers - 2.90%
Alltrista Corporation,
9.75%, 5-1-12	250	266,250
Constar International Inc.,
7.165%, 2-15-12 (A)	100	92,750
Crown European Holdings,
9.5%, 3-1-11	500	547,500
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	50	49,750
9.875%, 10-15-14	100	96,000
MDP Acquisitions plc,
9.625%, 10-1-12	280	281,400
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	520	561,600
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	100	89,000
		1,984,250
Cosmetics and Toiletries - 0.37%
Chattem, Inc.,
7.0%, 3-1-14	250	253,750

Defense - 0.54%
Armor Holdings, Inc.,
8.25%, 8-15-13	250	269,375
DRS Technologies, Inc.,
6.875%, 11-1-13	100	96,500
		365,875
Electrical Equipment - 0.48%
Coleman Cable Inc.,
9.875%, 10-1-12	250	220,312
Rexnord Corporation,
10.125%, 12-15-12	100	109,500
		329,812
Finance Companies - 2.86%
Dollar Financial Group, Inc.:
9.75%, 11-15-11	250	260,000
9.75%, 11-15-11 (A)	100	104,000
Goodman Global Holdings, Inc.,
7.875%, 12-15-12 (A)	300	271,500
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	150	159,375
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	100	107,250
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (B)	500	350,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	175	172,813
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	500	532,500
		1,957,438
Food and Related - 3.65%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	425	454,750
Doane Pet Care Company,
10.75%, 3-1-10	500	545,000
Merisant Company,
10.75%, 7-15-13 (A)	150	102,000
Pierre Merger Corp.,
9.875%, 7-15-12	500	515,000
Pilgrim's Pride Corporation,
9.25%, 11-15-13	150	165,000
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	750	708,750
		2,490,500
Forest and Paper Products - 2.98%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	94	94,000
Buckeye Technologies Inc.:
8.0%, 10-15-10	500	475,000
8.5%, 10-1-13	250	253,750
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10	500	501,250
Georgia-Pacific Corporation:
7.375%, 7-15-08	200	209,500
8.875%, 2-1-10	200	223,000
9.375%, 2-1-13	100	111,500
8.0%, 1-15-24	150	165,375
		2,033,375
Health Care - Drugs - 0.25%
AmerisourceBergen Corporation,
5.875%, 9-15-15 (A)	175	172,812

Health Care - General - 2.38%
Encore Medical IHC, Inc.,
9.75%, 10-1-12	750	746,250
Eye Care Centers of America, Inc.,
10.75%, 2-15-15 (A)	400	376,000
MQ Associates, Inc.,
0.0%, 8-15-12 (B)	625	396,875
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12	100	108,500
		1,627,625
Homebuilders, Mobile Homes - 1.10%
Meritage Corporation,
7.0%, 5-1-14	200	192,500
Standard Pacific Corp.:
6.5%, 8-15-10	150	145,125
7.0%, 8-15-15	50	47,750
Technical Olympic USA, Inc.:
7.5%, 3-15-11	150	140,625
7.5%, 1-15-15	250	226,250
		752,250
Hospital Supply and Management - 5.23%
EGL Acquisition Corp.,
7.625%, 2-1-15	200	191,500
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	516	588,240
7.75%, 7-15-15 (A)	525	542,063
Rural/Metro Corporation,
0.0%, 3-15-16 (A)(B)	500	310,000
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15 (A)	300	319,500
Triad Hospitals, Inc.,
7.0%, 11-15-13	250	253,125
US Oncology Holdings, Inc.,
9.26375%, 3-15-15 (A)	700	689,500
US Oncology, Inc.,
9.0%, 8-15-12	500	540,000
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	125	136,250
		3,570,178
Hotels and Gaming - 3.68%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	750	847,500
MGM MIRAGE:
8.5%, 9-15-10	250	271,875
8.375%, 2-1-11	500	537,500
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	500	500,000
Station Casinos, Inc.,
6.875%, 3-1-16	250	253,438
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	100	104,000
		2,514,313
Household - General Products - 0.37%
Sealy Mattress Company,
8.25%, 6-15-14	250	251,250

Leisure Time Industry - 0.40%
Royal Caribbean Cruises Ltd.,
8.0%, 5-15-10	250	270,625

Motion Pictures - 3.70%
AMC Entertainment Inc.,
8.0%, 3-1-14	300	264,000
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	433,750
Cinemark, Inc.,
0.0%, 3-15-14 (B)	900	630,000
Cinemark USA, Inc.,
9.0%, 2-1-13	100	103,250
LCE Acquisition Corporation,
9.0%, 8-1-14	1,125	1,094,062
		2,525,062
Motor Vehicle Parts - 0.65%
Tenneco Automotive Inc.,
10.25%, 7-15-13	400	447,000

Motor Vehicles - 2.19%
AutoNation, Inc.,
9.0%, 8-1-08	250	270,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13	125	122,500
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	742,500
United Auto Group, Inc.,
9.625%, 3-15-12	350	364,000
		1,499,000
Multiple Industry - 2.01%
AMR HoldCo, Inc. and EmCare HoldCo, Inc.,
10.0%, 2-15-15 (A)	50	54,000
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	200	203,500
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	300	309,750
Commercial Vehicle Group, Inc.,
8.0%, 7-1-13 (A)	50	50,250
IWO Escrow Company:
7.349%, 1-15-12	50	52,000
0.0%, 1-15-15 (B)	250	175,625
K&F Acquisition, Inc.,
7.75%, 11-15-14	100	101,000
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15 (A)	300	293,250
Tyco International Group S.A., Convertible,
3.125%, 1-15-23 (A)	100	132,375
		1,371,750
Petroleum - Domestic - 3.22%
Clayton Williams Energy, Inc.,
7.75%, 8-1-13 (A)	125	122,188
Coastal Corporation (The),
9.625%, 5-15-12	665	734,825
Delta Petroleum Corporation,
7.0%, 4-1-15	50	47,750
EXCO Resources, Inc.,
7.25%, 1-15-11	350	362,250
Frontier Oil Corporation,
6.625%, 10-1-11	300	309,375
KCS Energy, Inc.,
7.125%, 4-1-12	100	102,500
Stone Energy Corporation,
6.75%, 12-15-14	125	122,813
Swift Energy Company,
9.375%, 5-1-12	250	270,000
Whiting Petroleum Corporation,
7.25%, 5-1-12	125	127,188
		2,198,889
Petroleum - International - 1.15%
Forest Oil Corporation,
8.0%, 6-15-08	250	265,312
Inergy, L.P. and Inergy Finance Corp.,
6.875%, 12-15-14 (A)	400	382,000
Newfield Exploration Company,
7.625%, 3-1-11	125	135,313
		782,625
Petroleum - Services - 2.66%
Grant Prideco, Inc.,
6.125%, 8-15-15 (A)	50	50,500
Hanover Compressor Company:
0.0%, 3-31-07	375	337,500
8.625%, 12-15-10	650	700,375
9.0%, 6-1-14	100	111,125
Pemex Project Funding Master Trust,
7.375%, 12-15-14	300	333,000
R&B Falcon Corporation,
9.5%, 12-15-08	250	284,047
		1,816,547
Publishing - 0.48%
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10	100	105,750
9.875%, 8-15-13	200	220,750
		326,500
Railroad - 1.17%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	375	392,813
TFM, S.A. de C.V.,
9.375%, 5-1-12 (A)	375	405,000
		797,813
Real Estate Investment Trust - 0.76%
Host Marriott, L.P.:
9.25%, 10-1-07	250	263,437
7.125%, 11-1-13	250	255,313
		518,750
Restaurants - 0.07%
Carrols Corporation,
9.0%, 1-15-13 (A)	50	50,750

Retail - Food Stores - 1.82%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	150	154,500
Domino's Inc.,
8.25%, 7-1-11	110	115,500
Roundy's, Inc.,
8.875%, 6-15-12	300	331,500
Stater Bros. Holdings Inc.:
7.37%, 6-15-10	150	147,750
8.125%, 6-15-12	500	493,750
		1,243,000
Retail - Specialty Stores - 3.97%
CSK Auto, Inc.,
7.0%, 1-15-14	500	467,500
FTD, Inc.,
7.75%, 2-15-14	291	291,727
Jean Coutu Group (PJC) Inc. (The),
8.5%, 8-1-14	500	497,500
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	500	471,250
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,050	987,000
		2,714,977
Security and Commodity Brokers - 1.02%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	650	698,750

Utilities - Electric - 0.80%
DPL Inc.,
8.25%, 3-1-07	185	194,250
Sierra Pacific Resources,
6.75%, 8-15-17 (A)	150	150,375
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	150	151,877
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	50	50,875
		547,377
Utilities - Gas and Pipeline - 1.89%
ANR Pipeline Company,
8.875%, 3-15-10	100	108,091
Northwest Pipeline Corporation,
8.125%, 3-1-10	450	480,375
Williams Companies, Inc. (The):
8.125%, 3-15-12	250	273,125
7.75%, 6-15-31	400	433,000
		1,294,591
Utilities - Telephone - 7.51%
Alamosa (Delaware), Inc.:
12.0%, 7-31-09	500	553,750
8.5%, 1-31-12	175	186,812
American Tower Corporation,
7.5%, 5-1-12	250	265,000
American Towers, Inc.,
7.25%, 12-1-11	250	265,625
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	121	124,327
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14	100	105,750
LCI International, Inc.,
7.25%, 6-15-07	250	243,750
MCI, Inc.,
6.908%, 5-1-07	503	506,772
Nextel Communications, Inc.:
5.95%, 3-15-14	300	307,100
7.375%, 8-1-15	500	535,283
Nextel Partners, Inc.,
8.125%, 7-1-11	400	432,000
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	250	252,500
SBA Communications Corporation,
8.5%, 12-1-12	350	380,625
US Unwired Inc.,
10.0%, 6-15-12	750	862,500
Ubiquitel Operating Company,
9.875%, 3-1-11	100	111,000
		5,132,794

TOTAL CORPORATE DEBT SECURITIES - 90.40%		$61,752,689

(Cost: $60,938,711)

SHORT-TERM SECURITIES

Food and Related - 2.19%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.9%, 10-19-05	1,500	1,497,075

Retail - Food Stores - 3.62%
Kroger Co. (The),
3.98%, 10-3-05	2,469	2,468,454

TOTAL SHORT-TERM SECURITIES - 5.81%		$3,965,529

(Cost: $3,965,529)

TOTAL INVESTMENT SECURITIES - 97.84%		$66,835,706

(Cost: $66,168,854)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.16%		1,476,317

NET ASSETS - 100.00%		$68,312,023

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $7,182,503 or 10.51% of net assets.
(B)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY HIGH INCOME FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $66,169) (Notes 1 and 3)	$66,836
Receivables:
Dividends and interest	1,152
Fund shares sold	470
Investment securities sold	219
Prepaid and other assets	32

Total assets	68,709

LIABILITIES
Payable for investment securities purchased	137
Payable to Fund shareholders	127
Due to custodian	48
Dividends payable	37
Accrued shareholder servicing (Note 2)	24
Accrued accounting services fee (Note 2)	4
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	18

Total liabilities	397

Total net assets	$68,312

NET ASSETS
$0.01 par value capital stock:
Capital stock	$79
Additional paid-in capital	71,660
Accumulated undistributed income (loss):
Accumulated undistributed net realized loss on investment transactions	(4,094)
Net unrealized appreciation in value of investments	667

Net assets applicable to outstanding units of capital	$68,312

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.61
Class B	$8.61
Class C	$8.61
Class Y	$8.61
Capital shares outstanding:
Class A	3,983
Class B	657
Class C	2,190
Class Y	1,101
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations
      IVY HIGH INCOME FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$2,735
Dividends	3

Total income	2,738

Expenses (Note 2):
Investment management fee	211
Shareholder servicing:
Class A	53
Class B	13
Class C	34
Class Y	7
Distribution fee:
Class A	5
Class B	20
Class C	76
Service fee:
Class A	36
Class B	7
Class C	25
Class Y	12
Accounting services fee	23
Audit fees	10
Custodian fees	5
Other	45

Total expenses	582

Net investment income	2,156

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(64)
Unrealized depreciation in value of investments during the period	(523)

Net loss on investments	(587)

Net increase in net assets resulting from operations	$1,569

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY HIGH INCOME FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,156	$3,697
Realized net gain (loss) on investments	(64)	576
Unrealized depreciation	(523)	(1,808)

Net increase in net assets resulting from operations	1,569	2,465

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(1,085)	(1,535)
Class B	(155)	(243)
Class C	(597)	(1,278)
Class Y	(319)	(649)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(2,156)	(3,705)

Capital share transactions (Note 5)	814	15,117

Total increase	227	13,877
NET ASSETS
Beginning of period	68,085	54,208

End of period	$68,312	$68,085

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 71 - 74.

See Notes to Financial Statements.

Financial Highlights
      IVY HIGH INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the period from 7-3-00 (1) to
9-30-05	2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.69	$8.85	$8.07	$8.48	$8.54	$9.04

Income (loss) from investment operations:
Net investment income	0.29	0.57	0.56	0.64	0.74	0.58
Net realized and unrealized gain (loss) on investments	(0.08)	(0.16)	0.78	(0.41)	(0.06)	(0.50)

Total from investment operations	0.21	0.41	1.34	0.23	0.68	0.08

Less distributions from:
Net investment income	(0.29)	(0.57)	(0.56)	(0.64)	(0.74)	(0.58)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.29)	(0.57)	(0.56)	(0.64)	(0.74)	(0.58)

Net asset value, end of period	$8.61	$8.69	$8.85	$8.07	$8.48	$8.54

Total return (2)	2.45%	4.69%	17.24%	3.02%	8.46%	0.90%
Net assets, end of period (in thousands)	$34,308	$31,633	$18,036	$6,269	$1,895	$442
Ratio of expenses to average net assets including voluntary expense waiver	1.44	% (3)	1.44%	1.39%	0.91%	0.84%	1.05	% (3)
Ratio of net investment income to average net assets including voluntary expense waiver	6.65	% (3)	6.43%	6.62%	7.83%	9.00%	9.01	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(4)	-	(4)	-	(4)	1.44%	1.14%	1.42	% (3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(4)	-	(4)	-	(4)	7.30%	8.70%	8.64	% (3)
Portfolio turnover rate	17%	54%	78%	52%	82%	115	% (5)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(5)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY HIGH INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the period from 7-18-00 (1) to
9-30-05	2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.69	$8.85	$8.07	$8.48	$8.54	$9.03

Income (loss) from investment operations:
Net investment income	0.25	0.49	0.50	0.56	0.68	0.48
Net realized and unrealized gain (loss) on investments	(0.08)	(0.16)	0.78	(0.41)	(0.06)	(0.49)

Total from investment operations	0.17	0.33	1.28	0.15	0.62	(0.01)

Less distributions from:
Net investment income	(0.25)	(0.49)	(0.50)	(0.56)	(0.68)	(0.48)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.25)	(0.49)	(0.50)	(0.56)	(0.68)	(0.48)

Net asset value, end of period	$8.61	$8.69	$8.85	$8.07	$8.48	$8.54

Total return	1.99%	3.80%	16.22%	2.06%	7.64%	0.09%
Net assets, end of period (in millions)	$6	$5	$4	$2	$1	$1
Ratio of expenses to average net assets including voluntary expense waiver	2.34	% (2)	2.31%	2.28%	1.84%	1.74%	1.85	% (2)
Ratio of net investment income to average net assets including voluntary expense waiver	5.76	% (2)	5.56%	5.78%	6.90%	8.09%	8.30	% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	-	(3)	-	(3)	2.37%	2.36%	2.50	% (2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	-	(3)	-	(3)	6.37%	7.47%	7.65	% (2)
Portfolio turnover rate	17%	54%	78%	52%	82%	115	% (4)

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY HIGH INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.69		$8.85	$8.07	$8.48	$8.54	$9.27

Income (loss) from investment operations:
Net investment income	0.26		0.50	0.50	0.57	0.68	0.73
Net realized and unrealized gain (loss) on investments	(0.08)		(0.16)	0.78	(0.41)	(0.06)	(0.73)

Total from investment operations	0.18		0.34	1.28	0.16	0.62	0.00

Less distributions from:
Net investment income	(0.26)		(0.50)	(0.50)	(0.57)	(0.68)	(0.73)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.26)		(0.50)	(0.50)	(0.57)	(0.68)	(0.73)

Net asset value, end of period	$8.61		$8.69	$8.85	$8.07	$8.48	$8.54

Total return	2.05%		3.90%	16.30%	2.15%	7.58%	0.18%
Net assets, end of period (in millions)	$19		$22	$23	$18	$17	$19
Ratio of expenses to average net assets including voluntary expense waiver	2.21	% (1)	2.20%	2.21%	1.74%	1.82%	1.78%
Ratio of net investment income to average net assets including voluntary expense waiver	5.89	% (1)	5.67%	5.89%	7.05%	8.01%	8.38%
Ratio of expenses to average net assets excluding voluntary expense waiver	- (2)		- (2)	- (2)	2.27%	2.46%	2.41%
Ratio of net investment income to average net assets excluding voluntary expense waiver	- (2)		- (2)	- (2)	6.52%	7.36%	7.75%
Portfolio turnover rate	17%		54%	78%	52%	82%	115%

(1)Annualized.
(2)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      IVY HIGH INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.69		$8.85	$8.07	$8.48	$8.54	$9.27

Income (loss) from investment operations:
Net investment income	0.30		0.58	0.58	0.64	0.75	0.78
Net realized and unrealized gain (loss) on investments	(0.08)		(0.16)	0.78	(0.41)	(0.06)	(0.73)

Total from investment operations	0.22		0.42	1.36	0.23	0.69	0.05

Less distributions from:
Net investment income	(0.30)		(0.58)	(0.58)	(0.64)	(0.75)	(0.78)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.30)		(0.58)	(0.58)	(0.64)	(0.75)	(0.78)

Net asset value, end of period	$8.61		$8.69	$8.85	$8.07	$8.48	$8.54

Total return	2.54%		4.83%	17.36%	3.03%	8.50%	0.79%
Net assets, end of period (in thousands)	$9,485	$9,268		$9,698	$3,643	$64	$12
Ratio of expenses to average net assets including voluntary expense waiver	1.26	% (1)	1.30%	1.30%	1.08%	0.79%	1.20%
Ratio of net investment income to average net assets including voluntary expense waiver	6.83	% (1)	6.57%	6.82%	7.22%	8.99%	8.95%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(2)	- (2)	- (2)	1.61%	1.08%	1.62%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(2)	- (2)	- (2)	6.69%	8.71%	8.52%
Portfolio turnover rate	17%		54%	78%	52%	82%	115%

(1)Annualized.
(2)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL GROWTH FUND
Portfolio Highlights

On September 30, 2005, Ivy International Growth Fund had net assets totaling $69,604,430 invested in a diversified portfolio of:

98.29%	Common Stocks
1.71%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$63.50
Pacific Basin	$28.85
Canada	$2.88
Cash and Cash Equivalents	$1.71
United States	$1.69
Mexico	$1.08
South America	$0.29

Financial Services Stocks	$23.45
Energy Stocks	$13.33
Technology Stocks	$11.29
Capital Goods Stocks	$11.20
Consumer Goods Stocks	$9.35
Utilities Stocks	$8.19
Health Care Stocks	$6.18
Business Equipment and Services Stocks	$4.68
Miscellaneous Stocks	$3.98
Raw Materials Stocks	$3.63
Retail Stocks	$3.01
Cash and Cash Equivalents	$1.71

The Investments of Ivy International Growth Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Australia - 3.59%
Novogen LTD (A)*	474,580	$1,748,048
Westpac Banking Corporation (A)	46,600	749,834
		2,497,882
Austria - 5.38%
Bank Austria Creditanstalt (A)	10,000	1,117,740
Erste Bank der oesterreichischen Sparkassen AG (A)	16,000	855,824
Raiffeisen International Bank-Holding AG (A)*	13,200	881,379
Raiffeisen International Bank-Holding AG (A)(B)*	13,300	888,056
		3,742,999
Belgium - 0.44%
KBC Group NV (A)	3,800	307,856

Brazil - 0.29%
Gol Linhas Aereas Inteligentes S.A., ADR	6,300	204,435

Canada - 2.88%
EnCana Corporation (A)	25,200	1,470,560
Shoppers Drug Mart Corporation (A)(B)	15,100	533,766
		2,004,326
Finland - 2.39%
Nokia OYJ (A)	28,500	477,543
Nokian Tyres plc (A)	50,000	1,184,571
		1,662,114
France - 7.06%
France Telecom (A)	24,000	688,890
Sanofi-Aventis (A)	9,800	809,848
Total S.A. (A)	7,720	2,107,361
VINCI (A)	15,200	1,309,074
		4,915,173
Germany - 7.82%
Allianz Aktiengesellschaft, Registered Shares (A)	7,500	1,013,286
BASF Aktiengesellschaft (A)	10,600	797,599
Bayerische Hypo- und Vereinsbank AG (A)*	39,500	1,111,009
Fresenius AG (A)	2,100	290,914
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	1,400	378,731
SAP Aktiengesellschaft (A)	3,900	675,043
Siemens AG (A)	15,300	1,179,757
		5,446,339
Ireland - 1.80%
Anglo Irish Bank Corporation plc (Ireland) (A)	40,000	544,746
CRH public limited company (A)	26,000	704,733
		1,249,479
Italy- 3.68%
Assicurazioni Generali SpA (A)	14,900	469,953
Eni S.p.A. (A)	51,500	1,529,623
Saipem S.p.A. (A)	33,300	561,573
		2,561,149
Japan - 24.04%
ACOM CO., LTD. (A)	9,500	689,600
Bank of Fukuoka, Ltd. (The) (A)	56,000	403,541
Canon Inc. (A)	16,730	903,448
DENSO CORPORATION (A)	19,000	550,676
Dentsu Inc. (A)*	191	541,796
FANUC LTD (A)	5,000	404,352
Hokuto Corporation (A)	20	348
Honda Motor Co., Ltd. (A)	8,800	497,696
Hoya Corporation (A)	22,800	757,222
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	115	1,509,492
Mitsubishi Corporation (A)	66,000	1,302,383
Mitsubishi Estate Co., Ltd. (A)	29,000	398,027
Mizuho Financial Group, Inc. (A)	160	1,017,663
Nomura Holdings, Inc. (A)	27,600	428,169
ORIX Corporation (A)	5,500	993,261
SMC Corporation (A)	6,700	891,838
Sega Sammy Holdings Inc. (A)	22,000	868,255
Shinsei Bank, Limited (A)(B)	57,000	359,027
Sumitomo Mitsui Financial Group, Inc. (A)	55	518,434
TDK Corporation (A)	9,500	677,047
Tokyo Electric Power Company, Incorporated (The) (A)	14,300	361,547
Toyota Motor Corporation (A)	28,100	1,287,231
TOYOTA TSUSHO CORPORATION (A)	28,000	509,360
Ushio Inc. (A)	14,400	292,402
YAMADA-DENKI Co., Ltd. (A)	7,500	570,189
		16,733,004
Luxembourg - 0.47%
SES GLOBAL S.A., Fiduciary Depository Receipts (A)(B)	21,000	329,408

Mexico - 1.08%
Cemex, S.A. de C.V., ADR	14,392	752,702

Netherlands - 3.89%
ASML Holding N.V. (A)*	19,000	311,967
Tom Tom N.V. (A)(B)*	53,000	2,392,160
		2,704,127
Norway - 2.22%
Statoil ASA (A)	21,700	538,301
Stolt Offshore S.A. (A)*	87,000	1,006,038
		1,544,339
Russia - 2.77%
OAO LUKOIL, ADR	18,000	1,038,600
Open Joint Stock Company ''Vimpel-Communications'', ADR*	20,000	888,800
		1,927,400
South Korea - 1.22%
Samsung Electronics Co., Ltd. (A)	1,500	846,124

Spain - 3.07%
Enagas, S.A. (A)	39,000	700,826
Fadesa Inmobiliaria, S.A. (A)	40,000	1,437,592
		2,138,418
Sweden - 1.23%
Telefonaktiebolaget LM Ericsson, B Shares (A)	235,000	857,996

Switzerland - 9.12%
Compagnie Financiere Richemont SA (A)	15,500	613,701
Credit Suisse Group, Registered Shares (A)	14,200	628,600
Holcim Ltd, Registered Shares (A)	10,300	683,935
Nestle S.A., Registered Shares (A)	4,400	1,288,319
Novartis AG, Registered Shares (A)	28,600	1,450,549
UBS AG (A)	16,000	1,359,703
Zurich Financial Services, Registered Shares (A)*	1,900	323,663
		6,348,470
Turkey - 0.41%
Turkiye Garanti Bankasi Anonim Sirketi (A)	96,250	287,356

United Kingdom - 11.75%
BHP Billiton Plc (A)	76,400	1,234,280
BP p.l.c. (A)	161,500	1,918,381
IG Group Holdings plc (A)(B)*	71,000	216,635
Reckitt Benckiser plc (A)	23,500	715,789
Royal Bank of Scotland Group plc (The) (A)	35,200	998,903
Smiths Group plc (A)	23,600	399,168
tesco plc (A)	182,000	993,475
Vodafone Group Plc (A)	653,000	1,698,752
		8,175,383
United States - 1.69%
Inco Limited	10,600	501,910
Schlumberger Limited	8,000	675,040
		1,176,950

TOTAL COMMON STOCKS - 98.29%		$68,413,429

(Cost: $52,167,642)

SHORT-TERM SECURITY - 1.72%	Principal Amount in Thousands

Finance Companies
BP Capital Markets p.l.c.,
3.88%, 10-3-05	$1,200	$1,199,741
(Cost: $1,199,741)

TOTAL INVESTMENT SECURITIES - 100.01%		$69,613,170

(Cost: $53,367,383)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.01%)		(8,740)

NET ASSETS - 100.00%		$69,604,430

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At September 30, 2005, the total value of these securities amounted to $4,719,052 or 6.78% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY INTERNATIONAL GROWTH FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $53,367) (Notes 1 and 3)	$69,613
Receivables:
Dividends and interest	206
Fund shares sold	28
Prepaid and other assets	24

Total assets	69,871

LIABILITIES
Payable to Fund shareholders	177
Accrued shareholder servicing (Note 2)	42
Due to custodian	9
Accrued accounting services fee (Note 2)	4
Accrued management fee (Note 2)	2
Accrued distribution and service fees (Note 2)	1
Other	32

Total liabilities	267

Total net assets	$69,604

NET ASSETS
$0.01 par value capital stock:
Capital stock	$57
Additional paid-in capital	97,562
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(373)
Accumulated undistributed net realized loss on investment transactions	(43,887)
Net unrealized appreciation in value of investments	16,245

Net assets applicable to outstanding units of capital	$69,604

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.42
Class B	$11.88
Class C	$11.99
Class Y	$13.56
Capital shares outstanding:
Class A	1,237
Class B	354
Class C	3,738
Class Y	386
Capital shares authorized	400,000

See Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL GROWTH FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $91)	$832
Interest and amortization	23

Total income	855

Expenses (Note 2):
Investment management fee	282
Shareholder servicing:
Class A	34
Class B	15
Class C	135
Class Y	4
Distribution fee:
Class A	3
Class B	15
Class C	163
Service fee:
Class A	14
Class B	5
Class C	54
Class Y	6
Accounting services fee	23
Custodian fees	18
Audit fees	17
Other	40

Total expenses	828

Net investment income	27

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	2,645
Realized net loss on foreign currency transactions	(53)

Realized net gain on investments	2,592
Unrealized appreciation in value of investments during the period	5,141

Net gain on investments	7,733

Net increase in net assets resulting from operations	$7,760

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL GROWTH FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$27	$(792)
Realized net gain on investments	2,592	6,483
Unrealized appreciation (depreciation)	5,141	(2,503)

Net increase in net assets resulting from operations	7,760	3,188

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(192)
Class B	(-)	(24)
Class C	(-)	(291)
Class Y	(-)	(90)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
	(-)	(597)

Capital share transactions (Note 5)	(5,019)	(11,336)

Total increase (decrease)	2,741	(8,745)
NET ASSETS
Beginning of period	66,863	75,608

End of period	$69,604	$66,863

Undistributed net investment loss	$(373)	$(347)

(1)See "Financial Highlights" on pages 83 - 86.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-3-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$11.03		$10.60	$7.57	$9.82	$12.03	$24.33

Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.05)	(0.02)	(0.03)	(0.17)	(0.02)
Net realized and unrealized gain (loss) on investments	1.36		0.65	3.05	(2.22)	(2.01)	(6.46)

Total from investment operations	1.39		0.60	3.03	(2.25)	(2.18)	(6.48)

Less distributions from:
Net investment income	(0.00)		(0.17)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.03)	(5.82)

Total distributions	(0.00)		(0.17)	(0.00)	(0.00)	(0.03)	(5.82)

Net asset value, end of period	$12.42		$11.03	$10.60	$7.57	$9.82	$12.03

Total return (2)	12.60%		5.65%	40.03%	-22.91%	-18.12%	-29.73%
Net assets, end of period (in millions)	$16		$13	$12	$5	$7	$5
Ratio of expenses to average net assets	1.88	% (3)	1.90%	2.01%	2.10%	1.89%	1.72	% (3)
Ratio of net investment income (loss) to average net assets	0.66	% (3)	-0.51%	-0.23%	-0.10%	-0.49%	-0.31	% (3)
Portfolio turnover rate	37%		82%	176%	108%	134%	103	% (4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-10-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$10.60		$10.19	$7.35	$9.65	$11.94	$24.59

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.19)	(0.12)	(0.11)	(0.19)	(0.09)
Net realized and unrealized gain (loss) on investments	1.32		0.65	2.96	(2.19)	(2.07)	(6.74)

Total from investment operations	1.28		0.46	2.84	(2.30)	(2.26)	(6.83)

Less distributions from:
Net investment income	(0.00)		(0.05)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.03)	(5.82)

Total distributions	(0.00)		(0.05)	(0.00)	(0.00)	(0.03)	(5.82)

Net asset value, end of period	$11.88		$10.60	$10.19	$7.35	$9.65	$11.94

Total return	12.08%		4.55%	38.64%	-23.83%	-18.93%	-30.89%
Net assets, end of period (in millions)	$4		$4	$5	$2	$2	$2
Ratio of expenses to average net assets	2.88	% (2)	2.93%	3.02%	3.24%	2.89%	2.61	% (2)
Ratio of net investment loss to average net assets	-0.29	% (2)	-1.53%	-1.46%	-1.22%	-1.42%	-1.30	% (2)
Portfolio turnover rate	37%		82%	176%	108%	134%	103	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.69		$10.27	$7.40	$9.69	$11.96	$28.58

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.19)	(0.10)	(0.08)	(0.11)	(0.17)
Net realized and unrealized gain (loss) on investments	1.34		0.68	2.97	(2.21)	(2.13)	(10.63)

Total from investment operations	1.30		0.49	2.87	(2.29)	(2.24)	(10.80)

Less distributions from:
Net investment income	(0.00)		(0.07)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.03)	(5.82)

Total distributions	(0.00)		(0.07)	(0.00)	(0.00)	(0.03)	(5.82)

Net asset value, end of period	$11.99		$10.69	$10.27	$7.40	$9.69	$11.96

Total return	12.16%		4.72%	38.78%	-23.63%	-18.73%	- 40.45%
Net assets, end of period (in millions)	$45		$45	$54	$46	$74	$123
Ratio of expenses to average net assets	2.77	% (1)	2.77%	2.85%	2.93%	2.62%	2.36%
Ratio of net investment loss to average net assets	-0.17	% (1)	-1.35%	-0.96%	-0.86%	-1.03%	-1.03%
Portfolio turnover rate	37%		82%	176%	108%	134%	103%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$12.02		$11.53	$8.17	$10.55	$12.87	$29.86

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.11	0.10	(0.16)	(0.18)	(0.17)
Net realized and unrealized gain (loss) on investments	1.41		0.59	3.26	(2.22)	(2.11)	(11.00)

Total from investment operations	1.54		0.70	3.36	(2.38)	(2.29)	(11.17)

Less distributions from:
Net investment income	(0.00)		(0.21)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.03)	(5.82)

Total distributions	(0.00)		(0.21)	(0.00)	(0.00)	(0.03)	(5.82)

Net asset value, end of period	$13.56		$12.02	$11.53	$8.17	$10.55	$12.87

Total return	12.81%		6.09%	41.13%	-22.56%	-17.79%	-39.91%
Net assets, end of period (in millions)	$5		$5	$5	$11	$8	$7
Ratio of expenses to average net assets	1.55	% (1)	1.57%	1.62%	1.63%	1.52%	1.44%
Ratio of net investment income (loss) to average net assets	1.02	% (1)	-0.19%	0.63%	0.39%	-0.11%	-0.02%
Portfolio turnover rate	37%		82%	176%	108%	134%	103%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY LARGE CAP GROWTH FUND
Portfolio Highlights

On September 30, 2005, Ivy Large Cap Growth Fund had net assets totaling $185,286,084 invested in a diversified portfolio of:

99.05%	Common Stocks
0.95%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Health Care Stocks	$28.03
Financial Services Stocks	$20.37
Technology Stocks	$12.86
Energy Stocks	$8.38
Retail Stocks	$7.09
Multiple Industry Stocks	$6.13
Business Equipment and Services Stocks	$6.04
Miscellaneous Stocks	$4.96
Consumer Nondurables Stocks	$2.65
Raw Materials Stocks	$2.54
Cash and Cash Equivalents	$0.95

The Investments of Ivy Large Cap Growth Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Apparel - 0.00%
Coach, Inc.*	100	$3,136

Business Equipment and Services - 3.33%
Robert Half International Inc.	104,510	3,719,511
Weight Watchers International, Inc.*	47,500	2,450,050
		6,169,561
Capital Equipment - 1.96%
Caterpillar Inc.	61,800	3,630,750

Chemicals - Petroleum and Inorganic - 2.54%
Monsanto Company	75,000	4,706,250

Computers - Micro 3.20%
Apple Computer, Inc.*	70,100	3,758,411
Dell Inc.*	63,736	2,179,453
		5,937,864
Computers - Peripherals - 3.81%
Microsoft Corporation	137,073	3,526,203
SAP Aktiengesellschaft, ADR	81,350	3,524,896
		7,051,099
Consumer Electronics - 1.96%
Harman International Industries, Incorporated	35,567	3,637,437

Defense - 2.41%
General Dynamics Corporation	37,400	4,471,170

Electronic Components - 3.44%
Intel Corporation	50	1,232
Linear Technology Corporation	37	1,391
Microchip Technology Incorporated	146,400	4,408,104
SanDisk Corporation*	40,600	1,958,747
Xilinx, Inc.	50	1,392
		6,370,866
Finance Companies - 6.33%
SLM Corporation	218,550	11,723,022

Health Care - Drugs - 14.52%
Alcon, Inc.	64,700	8,273,836
Amgen Inc.*	65,700	5,233,005
Genentech, Inc.*	99,200	8,353,632
Gilead Sciences, Inc.*	103,400	5,036,614
		26,897,087
Health Care - General - 3.99%
Johnson & Johnson	69,400	4,391,632
Zimmer Holdings, Inc.*	43,650	3,007,048
		7,398,680
Hospital Supply and Management - 9.52%
Medtronic, Inc.	67,150	3,600,583
Stryker Corporation	71,600	3,539,188
UnitedHealth Group Incorporated	186,900	10,503,780
		17,643,551
Household - General Products - 1.03%
Procter & Gamble Company (The)	32,200	1,914,612

Leisure Time Industry - 0.00%
Carnival Corporation	44	2,199

Multiple Industry - 6.13%
Google Inc., Class A*	30,600	9,673,272
Research In Motion Limited*	24,600	1,679,688
		11,352,960
Petroleum - Services - 8.38%
Schlumberger Limited	63,300	5,341,254
Smith International, Inc.	305,724	10,183,666
		15,524,920
Retail - Food Stores - 3.62%
Walgreen Co.	154,214	6,700,598

Retail - General Merchandise - 0.00%
Dollar General Corporation	50	917

Retail - Specialty Stores - 3.47%
Best Buy Co., Inc.	71,950	3,131,983
Home Depot, Inc. (The)	86,600	3,302,924
		6,434,907
Security and Commodity Brokers - 14.04%
American Express Company	36,600	2,102,304
Chicago Mercantile Exchange Holdings Inc.	13,743	4,635,514
Franklin Resources, Inc.	45,300	3,803,388
Goldman Sachs Group, Inc. (The)	32,500	3,951,350
Legg Mason, Inc.	75,875	8,322,729
Moody's Corporation	62,600	3,197,608
		26,012,893
Timesharing and Software - 2.71%
Paychex, Inc.	135,700	5,029,721

Tobacco - 1.62%
Altria Group, Inc.	40,600	2,992,626

Trucking and Shipping - 1.04%
Expeditors International of Washington, Inc.	33,800	1,918,995

TOTAL COMMON STOCKS - 99.05%		$183,525,821

(Cost: $150,535,707)

SHORT-TERM SECURITY - 0.89%	Principal Amount in Thousands

Utilities - Electric
Wisconsin Electric Power Co.,
3.88%, 10-3-05	$1,657	$1,656,643
(Cost: $1,656,643)

TOTAL INVESTMENT SECURITIES - 99.94%		$185,182,464

(Cost: $152,192,350)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.06%		103,620

NET ASSETS - 100.00%		$185,286,084

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY LARGE CAP GROWTH FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $152,192) (Notes 1 and 3)	$185,182
Receivables:
Fund shares sold	1,551
Dividends and interest	106
Prepaid and other assets	30

Total assets	186,869

LIABILITIES
Payable for investment securities purchased	1,105
Payable to Fund shareholders	278
Due to custodian	100
Accrued shareholder servicing (Note 2)	58
Accrued accounting services fee (Note 2)	6
Accrued management fee (Note 2)	4
Accrued distribution and service fees (Note 2)	2
Other liabilities	30

Total liabilities	1,583

Total net assets	$185,286

NET ASSETS
$0.01 par value capital stock:
Capital stock	$177
Additional paid-in capital	174,886
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(495)
Accumulated undistributed net realized loss on investment transactions	(22,272)
Net unrealized appreciation in value of investments	32,990

Net assets applicable to outstanding units of capital	$185,286

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.53
Class B	$ 9.87
Class C	$10.09
Class Y	$10.64
Capital shares outstanding:
Class A	10,307
Class B	927
Class C	1,288
Class Y	5,134
Capital shares authorized	400,000

See Notes to Financial Statements.

Statement of Operations
      IVY LARGE CAP GROWTH FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $9)	$668
Interest and amortization	74

Total income	742

Expenses (Note 2):
Investment management fee	570
Shareholder servicing:
Class A	173
Class B	26
Class C	26
Class Y	39
Service fee:
Class A	103
Class B	11
Class C	15
Class Y	65
Distribution fee:
Class A	11
Class B	31
Class C	46
Accounting services fee	34
Registration fees	27
Audit fees	15
Custodian fees	5
Other	34

Total	1,231
Less expenses in excess of voluntary limit (Note 2)	(6)
Total expenses	1,225
Net investment loss	(483)
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	4,583
Unrealized appreciation in value of investments during the period	11,891

Net gain on investments	16,474

Net increase in net assets resulting from operations	$15,991

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY LARGE CAP GROWTH FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(483)	$(451)
Realized net gain on investments	4,583	958
Unrealized appreciation	11,891	3,253

Net increase in net assets resulting from operations	15,991	3,760

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	17,512	(3,734)

Total increase	33,503	26
NET ASSETS
Beginning of period	151,783	151,757

End of period	$185,286	$151,783

Undistributed net investment loss	$(495)	$(12)

(1)See "Financial Highlights" on pages 94 - 97.

See Notes to Financial Statements.

Financial Highlights
      IVY LARGE CAP GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 6-30-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.54		$9.27	$7.24	$9.21	$9.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.03)	(0.04)	(0.03)	(0.04)	0.05
Net realized and unrealized gain (loss) on investments	1.02		0.30	2.07	(1.94)	(0.23)	(0.45)

Total from investment operations	0.99		0.27	2.03	(1.97)	(0.27)	(0.40)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.12)

Net asset value, end of period	$10.53		$9.54	$9.27	$7.24	$9.21	$9.48

Total return (2)	10.38%		2.91%	28.04%	-21.39%	-2.85%	-4.27%
Net assets, end of period (in millions)	$108		$82	$76	$21	$20	$19
Ratio of expenses to average net assets including voluntary expense waiver (3)	1.47	% (4)	1.50%	1.55%	1.28%	1.58%	1.13	% (4)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver (3)	-0.57	% (4)	-0.31%	-0.89%	-0.23%	-0.38%	0.89	% (4)
Ratio of expenses to average net assets excluding voluntary expense waiver (3)	-		1.52%	-	1.66%	1.69%	1.34	% (4)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver (3)	-		-0.33%	-	-0.61%	-0.49%	0.68	% (4)
Portfolio turnover rate	45%		131%	162%	72%	99%	75%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)See Note 2.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY LARGE CAP GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-6-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.99		$8.83	$6.99	$9.05	$9.44	$10.02

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.05)	(0.13)	(0.14)	(0.16)	(0.03)
Net realized and unrealized gain (loss) on investments	0.94		0.21	1.97	(1.92)	(0.23)	(0.49)

Total from investment operations	0.88		0.16	1.84	(2.06)	(0.39)	(0.52)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.06)

Net asset value, end of period	$9.87		$8.99	$8.83	$6.99	$9.05	$9.44

Total return	9.79%		1.81%	26.32%	-22.76%	-4.13%	-5.32%
Net assets, end of period (in millions)	$9		$8	$5	$2	$2	$2
Ratio of expenses to average net assets including voluntary expense waiver (2)	2.49	% (3)	2.53%	2.85%	2.93%	2.98%	2.53	% (3)
Ratio of net investment loss to average net assets including voluntary expense waiver (2)	-1.58	% (3)	-1.30%	-2.16%	-1.87%	-1.79%	-0.60	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver (2)	-		-	-	3.31%	3.19%	3.00	% (3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver (2)	-		-	-	-2.25%	-2.00%	-1.07	% (3)
Portfolio turnover rate	45%		131%	162%	72%	99%	75%

(1)Commencement of operations of the class.
(2)See Note 2.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY LARGE CAP GROWTH FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-3-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.18		$8.99	$7.08	$9.10	$9.45	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.09)	(0.11)	(0.10)	(0.12)	(0.00)
Net realized and unrealized gain (loss) on investments	0.98		0.28	2.02	(1.92)	(0.23)	(0.48)

Total from investment operations	0.91		0.19	1.91	(2.02)	(0.35)	(0.48)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.07)

Net asset value, end of period	$10.09		$9.18	$8.99	$7.08	$9.10	$9.45

Total return	9.91%		2.11%	26.98%	-22.28%	-3.60%	-4.93%
Net assets, end of period (in millions)	$13		$12	$11	$4	$7	$7
Ratio of expenses to average net assets including voluntary expense waiver (2)	2.25	% (3)	2.25%	2.44%	2.26%	2.51%	2.06	% (3)
Ratio of net investment loss to average net assets including voluntary expense waiver (2)	-1.34	% (3)	-1.06%	-1.75%	-1.20%	-1.31%	-0.08	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver (2)	2.26	% (3)	2.28%	-	2.64%	2.68%	2.44	% (3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver (2)	-1.35	% (3)	-1.09%	-	-1.58%	-1.48%	-0.46	% (3)
Portfolio turnover rate	45%		131%	162%	72%	99%	75%

(1)Commencement of operations of the class.
(2)See Note 2.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY LARGE CAP GROWTH FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-6-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.62		$9.32	$7.26	$9.22	$9.48	$10.02

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.00	(0.03)	(0.30)	(0.01)	0.09
Net realized and unrealized gain (loss) on investments	1.03		0.30	2.09	(1.66)	(0.25)	(0.50)

Total from investment operations	1.02		0.30	2.06	(1.96)	(0.26)	(0.41)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.07)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.13)

Net asset value, end of period	$10.64		$9.62	$9.32	$7.26	$9.22	$9.48

Total return	10.60%		3.22%	28.38%	-21.26%	-2.74%	-4.38%
Net assets, end of period (in thousands)	$54,606	$49,661		$59,483	$892	$768	$279
Ratio of expenses to average net assets including voluntary expense waiver (2)	1.20	% (3)	1.20%	1.26%	1.05%	1.36%	1.13	% (3)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver (2)	-0.29	% (3)	-0.01%	-0.64%	0.00%	-0.20%	1.11	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver (2)	1.22	% (3)	1.25%	-	1.43%	1.45%	1.34	% (3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver (2)	-0.31	% (3)	-0.06%	-	-0.38%	-0.29%	0.90	% (3)
Portfolio turnover rate	45%		131%	162%	72%	99%	75%

(1)Commencement of operations of the class.
(2)See Note 2.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY LIMITED-TERM BOND FUND
Portfolio Highlights

On September 30, 2005, Ivy Limited-Term Bond Fund had net assets totaling $56,550,779 invested in a diversified portfolio of:

51.50%	United States Government and Government Agency Obligations
45.56%	Corporate Debt Securities
2.94%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Corporate Debt Securities	$45.56
United States Government Agency Mortgage-Backed Obligations	$23.26
United States Government Treasury Obligations	$23.02
United States Government Agency Obligations	$5.22
Cash and Cash Equivalents	$2.94

On September 30, 2005, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	51.50%
A	16.27%
BBB	23.08%
BB	6.21%
Cash and Cash Equivalents	2.94%

The Investments of Ivy Limited-Term Bond Fund
September 30, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.29%
Raytheon Company,
6.75%, 8-15-07	$1,800	$1,859,998

Business Equipment and Services - 3.69%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,085,268

Capital Equipment - 1.42%
John Deere Capital Corporation,
5.125%, 10-19-06	800	805,034

Chemicals - Specialty - 2.22%
Praxair, Inc.,
4.75%, 7-15-07	1,250	1,254,122

Finance Companies - 6.21%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,008,184
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,500,903
		3,509,087
Food and Related - 1.24%
Kellogg Company,
4.875%, 10-15-05	700	700,158

Forest and Paper Products - 1.91%
International Paper Company,
4.25%, 1-15-09	1,105	1,080,908

Multiple Industry - 6.95%
Household Finance Corporation,
6.5%, 1-24-06	950	956,499
Kansas City Power & Light Company,
7.125%, 12-15-05	950	954,995
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,019,156
		3,930,650
Petroleum - International - 3.61%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,025	2,042,723

Railroad - 4.35%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,924,792
Union Pacific Corporation,
6.7%, 12-1-06	525	537,591
		2,462,383
Utilities - Electric - 6.92%
FPL Group Capital Inc,
6.125%, 5-15-07	2,000	2,046,568
Virginia Electric and Power Company,
5.375%, 2-1-07	1,500	1,513,014
Wisconsin Energy Corporation,
5.875%, 4-1-06	350	352,407
		3,911,989
Utilities - Telephone - 3.75%
GTE Corporation,
6.36%, 4-15-06	2,100	2,120,383

TOTAL CORPORATE DEBT SECURITIES - 45.56%		$25,762,703

(Cost: $25,892,373)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 5.22%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	2,000	1,956,568
Federal National Mortgage Association,
4.25%, 7-15-07	1,000	997,469
		2,954,037
Mortgage-Backed Obligations - 23.26%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	587	574,320
3.5%, 12-15-16	1,068	1,029,382
5.5%, 7-15-17 (Interest Only)	1,000	64,556
5.5%, 10-15-23 (Interest Only)	4,374	341,769
5.5%, 4-15-24 (Interest Only)	1,393	128,573
5.0%, 6-15-24 (Interest Only)	2,000	266,912
4.0%, 11-15-32	1,233	1,196,228
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	827	822,443
5.5%, 1-1-17	230	233,774
5.5%, 5-1-17	224	227,635
4.5%, 4-1-18	1,343	1,317,621
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.0%, 2-1-08	2	1,952
7.0%, 10-1-14	45	47,107
5.5%, 2-1-17	744	754,953
5.0%, 11-1-17	826	825,106
5.5%, 1-1-18	842	854,520
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	82	85,625
6.0%, 5-15-14	208	215,732
5.5%, 1-15-17	369	377,992
6.0%, 1-15-17	252	260,949
5.5%, 7-15-17	704	719,880
5.0%, 12-15-17	1,228	1,235,264
4.0%, 9-15-18	1,469	1,418,931
7.0%, 10-15-28	48	50,094
7.0%, 4-15-29	32	33,375
7.0%, 7-15-29	64	67,875
		13,152,568
Treasury Obligations - 23.02%
United States Treasury Notes:
4.75%, 11-15-08	2,000	2,032,110
3.125%, 4-15-09	2,000	1,929,922
4.0%, 6-15-09	1,000	993,125
4.0%, 3-15-10	2,000	1,982,188
5.0%, 8-15-11	2,000	2,078,204
4.375%, 8-15-12	2,000	2,011,796
4.25%, 8-15-14	2,000	1,987,500
		13,014,845

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 51.50%		$29,121,450

(Cost: $29,393,813)

SHORT-TERM SECURITY - 1.91%

Forest and Paper Products
Sonoco Products Co.,
3.94%, 10-3-05	1,083	$1,082,763
(Cost: $1,082,763)

TOTAL INVESTMENT SECURITIES - 98.97%		$55,966,916

(Cost: $56,368,949)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.03%		583,863

NET ASSETS - 100.00%		$56,550,779

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY LIMITED-TERM BOND FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $56,369) (Notes 1 and 3)	$55,967
Receivables:
Interest	708
Fund shares sold	292
Prepaid and other assets	28

Total assets	56,995

LIABILITIES
Payable to Fund shareholders	356
Due to custodian	27
Accrued shareholder servicing (Note 2)	23
Dividends payable	11
Accrued accounting services fee (Note 2)	3
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	22

Total liabilities	444

Total net assets	$56,551

NET ASSETS
$0.01 par value capital stock:
Capital stock	$56
Additional paid-in capital	57,508
Accumulated undistributed loss:
Accumulated undistributed net realized loss on investment transactions	(611)
Net unrealized depreciation in value of investments	(402)

Net assets applicable to outstanding units of capital	$56,551

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.13
Class B	$10.13
Class C	$10.13
Class Y	$10.13
Capital shares outstanding:
Class A	3,320
Class B	553
Class C	1,526
Class Y	186
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations
      IVY LIMITED-TERM BOND FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,259

Expenses (Note 2):
Investment management fee	148
Shareholder servicing:
Class A	54
Class B	14
Class C	32
Class Y	2
Distribution fee:
Class A	6
Class B	23
Class C	61
Service fee:
Class A	38
Class B	8
Class C	20
Class Y	2
Registration fees	28
Accounting services fee	22
Audit fees	11
Custodian fees	4
Other	16

Total expenses	489

Net investment income	770

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(26)
Unrealized depreciation in value of investments during the period	(52)

Net loss on investments	(78)

Net increase in net assets resulting from operations	$692

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY LIMITED-TERM BOND FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

DECREASE IN NET ASSETS
Operations:
Net investment income	$770	$1,586
Realized net loss on investments	(26)	(80)
Unrealized depreciation	(52)	(2,076)

Net increase (decrease) in net assets resulting from operations	692	(570)

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(512)	(1,057)
Class B	(62)	(114)
Class C	(168)	(359)
Class Y	(28)	(56)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(770)	(1,586)

Capital share transactions (Note 5)	(7,196)	1,791

Total decrease	(7,274)	(365)
NET ASSETS
Beginning of period	63,825	64,190

End of period	$56,551	$63,825

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 106 - 109.

See Notes to Financial Statements.

Financial Highlights
      IVY LIMITED-TERM BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 8-17-00 (1) to
	9-30-05	2005	2004	2003		2002	3-31-01

Net asset value, beginning of period	$10.14		$10.48	$10.45	$10.20	$10.17	$9.84

Income (loss) from investment operations:
Net investment income	0.15		0.28	0.29	0.36	0.51	0.36
Net realized and unrealized gain (loss) on investments	(0.01)		(0.34)	0.03	0.25	0.03	0.33

Total from investment operations	0.14		(0.06)	0.32	0.61	0.54	0.69

Less distributions from:
Net investment income	(0.15)		(0.28)	(0.29)	(0.36)	(0.51)	(0.36)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.15)		(0.28)	(0.29)	(0.36)	(0.51)	(0.36)

Net asset value, end of period	$10.13		$10.14	$10.48	$10.45	$10.20	$10.17

Total return (2)	1.38%		-0.60%	3.13%	6.15%	5.42%	7.01%
Net assets, end of period (in thousands)	$33,611	$38,482	$34,970	$39,765		$6,124	$494
Ratio of expenses to average net assets including voluntary expense waiver	1.33	% (3)	1.27%	1.18%	1.09%	1.04%	0.85	% (3)
Ratio of net investment income to average net assets including voluntary expense waiver	2.91	% (3)	2.71%	2.79%	3.32%	4.76%	5.83	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(4)	- (4)	- (4)	- (4)	1.19%	1.09	% (3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(4)	- (4)	- (4)	- (4)	4.61%	5.59	% (3)
Portfolio turnover rate	9%		36%	30%	49%	33%	16	% (5)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(5)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY LIMITED-TERM BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,	For the period from 7-3-00 (1) to
9-30-05	2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$10.14	$10.48	$10.45	$10.20	$10.17	$9.80

Income (loss) from investment operations:
Net investment income	0.10	0.18	0.19	0.27	0.42	0.36
Net realized and unrealized gain (loss) on investments	(0.01)	(0.34)	0.03	0.25	0.03	0.37

Total from investment operations	0.09	(0.16)	0.22	0.52	0.45	0.73

Less distributions from:
Net investment income	(0.10)	(0.18)	(0.19)	(0.27)	(0.42)	(0.36)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)	(0.18)	(0.19)	(0.27)	(0.42)	(0.36)

Net asset value, end of period	$10.13	$10.14	$10.48	$10.45	$10.20	$10.17

Total return	0.93%	-1.51%	2.18%	5.18%	4.52%	7.54%
Net assets, end of period (in thousands)	$5,602	$6,649	$5,812	$5,471	$1,419	$425
Ratio of expenses to average net assets including voluntary expense waiver	2.21	% (2)	2.20%	2.11%	2.01%	1.88%	1.81	% (2)
Ratio of net investment income to average net assets including voluntary expense waiver	2.03	% (2)	1.78%	1.86%	2.47%	4.02%	4.91	% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	-	(3)	-	(3)	-	(3)	2.15%	2.33	% (2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	-	(3)	-	(3)	-	(3)	3.76%	4.39	% (2)
Portfolio turnover rate	9%	36%	30%	49%	33%	16	% (4)

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY LIMITED-TERM BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:
	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.14		$10.48	$10.45	$10.20	$10.17	$9.76

Income (loss) from investment operations:
Net investment income	0.10		0.19	0.20	0.27	0.42	0.48
Net realized and unrealized gain (loss) on investments	(0.01)		(0.34)	0.03	0.25	0.03	0.41

Total from investment operations	0.09		(0.15)	0.23	0.52	0.45	0.89

Less distributions from:
Net investment income	(0.10)		(0.19)	(0.20)	(0.27)	(0.42)	(0.48)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)		(0.19)	(0.20)	(0.27)	(0.42)	(0.48)

Net asset value, end of period	$10.13		$10.14	$10.48	$10.45	$10.20	$10.17

Total return	0.95%		-1.45%	2.23%	5.22%	4.46%	9.48%
Net assets, end of period (in millions)	$15		$17	$22	$30	$20	$18
Ratio of expenses to average net assets including voluntary expense waiver	2.17	% (1)	2.14%	2.05%	1.98%	1.94%	1.82%
Ratio of net investment income to average net assets including voluntary expense waiver	2.07	% (1)	1.84%	1.92%	2.59%	4.04%	4.97%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(2)	- (2)	- (2)	- (2)	2.21%	2.34%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(2)	- (2)	- (2)	- (2)	3.77%	4.44%
Portfolio turnover rate	9%		36%	30%	49%	33%	16%

(1)Annualized.
(2)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      IVY LIMITED-TERM BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.14		$10.48	$10.45	$10.20	$10.17	$9.76

Income (loss) from investment operations:
Net investment income	0.15		0.29	0.29	0.36	0.51	0.59
Net realized and unrealized gain (loss) on investments	(0.01)		(0.34)	0.03	0.25	0.03	0.41

Total from investment operations	0.14		(0.05)	0.32	0.61	0.54	1.00

Less distributions from:
Net investment income	(0.15)		(0.29)	(0.29)	(0.36)	(0.51)	(0.59)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.15)		(0.29)	(0.29)	(0.36)	(0.51)	(0.59)

Net asset value, end of period	$10.13		$10.14	$10.48	$10.45	$10.20	$10.17

Total return	1.46%		-0.49%	3.18%	6.14%	5.41%	10.56%
Net assets, end of period (in millions)	$2		$2	$2	$2	$1	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.18	% (1)	1.16%	1.13%	1.09%	1.04%	0.83%
Ratio of net investment income to average net assets including voluntary expense waiver	3.06	% (1)	2.82%	2.83%	3.42%	4.97%	5.95%
Ratio of expenses to average net assets excluding voluntary expense waiver	- (2)		- (2)	- (2)	- (2)	1.18%	1.07%
Ratio of net investment income to average net assets excluding voluntary expense waiver	- (2)		- (2)	- (2)	- (2)	4.83%	5.71%
Portfolio turnover rate	9%		36%	30%	49%	33%	16%

(1)Annualized.
(2)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MID CAP GROWTH FUND
Portfolio Highlights

On September 30, 2005, the Ivy Mid Cap Growth Fund had net assets totaling $106,646,896 invested in a diversified portfolio of:

94.00%	Common Stocks
6.00%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Health Care Stocks	$20.91
Technology Stocks	$17.23
Business Equipment and Services Stocks	$15.92
Financial Services Stocks	$10.59
Consumer Nondurables Stocks	$6.45
Consumer Services Stocks	$6.43
Cash and Cash Equivalents	$6.00
Capital Goods Stocks	$5.95
Miscellaneous Stocks	$5.38
Energy Stocks	$5.14

The Investments of Ivy Mid Cap Growth Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 0.30%
Southwest Airlines Co.	21,750	$322,988

Aircraft - 1.55%
L-3 Communications Holdings, Inc.	20,850	1,648,609

Banks - 5.18%
Amegy Bancorporation, Inc.	31,700	717,529
Northern Trust Corporation	44,500	2,249,698
Synovus Financial Corp.	92,450	2,562,714
		5,529,941
Beverages - 2.59%
Brown-Forman Corporation, Class B	25,200	1,500,408
Coca-Cola Enterprises Inc.	64,950	1,266,525
		2,766,933
Broadcasting - 1.21%
Cox Radio, Inc., Class A*	48,700	740,240
XM Satellite Radio Holdings Inc., Class A*	15,400	552,937
		1,293,177
Business Equipment and Services - 6.00%
Cintas Corporation	36,850	1,512,877
Lamar Advertising Company, Class A*	59,550	2,700,295
Stericycle, Inc.*	38,200	2,182,748
		6,395,920
Capital Equipment - 2.11%
IDEX Corporation	52,775	2,245,576

Communications Equipment - 1.29%
Juniper Networks, Inc.*	57,800	1,375,351

Computers - Micro - 3.93%
Apple Computer, Inc.*	69,250	3,712,839
Sun Microsystems, Inc.*	122,400	480,420
		4,193,259
Computers - Peripherals - 1.84%
EMC Corporation*	70,950	918,093
Mercury Interactive Corporation*	26,450	1,047,156
		1,965,249
Cosmetics and Toiletries - 1.79%
Estee Lauder Companies Inc. (The), Class A	54,950	1,913,908

Electrical Equipment - 1.47%
Molex Incorporated	9,150	244,076
Molex Incorporated, Class A	51,600	1,325,088
		1,569,164
Electronic Components - 7.18%
Analog Devices, Inc.	25,450	945,213
Broadcom Corporation, Class A*	39,250	1,841,414
Maxim Integrated Products, Inc.	24,750	1,055,464
Microchip Technology Incorporated	56,950	1,714,765
Network Appliance, Inc.*	88,350	2,096,987
		7,653,843
Electronic Instruments - 1.44%
Lam Research Corporation*	50,250	1,530,866

Food and Related - 2.07%
Campbell Soup Company	38,100	1,133,475
Hershey Foods Corporation	19,050	1,072,706
		2,206,181
Health Care - Drugs - 6.73%
Allergan, Inc.	31,600	2,895,192
Gilead Sciences, Inc.*	44,400	2,162,724
ICOS Corporation*	39,550	1,092,173
Neurocrine Biosciences, Inc.*	21,000	1,032,675
		7,182,764
Health Care - General - 7.73%
Biomet, Inc.	57,225	1,985,994
DENTSPLY International Inc.	15,200	821,028
Gen-Probe Incorporated*	24,200	1,195,843
Kyphon Inc.*	35,900	1,576,189
Schein (Henry), Inc.*	62,450	2,660,058
		8,239,112
Hospital Supply and Management - 6.45%
Bard (C. R.), Inc.	48,450	3,199,153
Health Management Associates, Inc., Class A	63,800	1,497,386
Laboratory Corporation of America Holdings*	44,800	2,182,208
		6,878,747
Hotels and Gaming - 1.82%
Orient-Express Hotels Ltd.	11,200	318,304
Starwood Hotels & Resorts Worldwide, Inc.	28,400	1,623,628
		1,941,932
Metal Fabrication - 2.37%
Fastenal Company (A)	41,450	2,530,522

Motor Vehicles - 0.76%
Harley-Davidson, Inc.	16,650	806,526

Multiple Industry - 1.20%
AXIS Capital Holdings Limited	45,000	1,282,950

Petroleum - Domestic - 1.21%
XTO Energy Inc.	28,366	1,285,547

Petroleum - International - 3.44%
Burlington Resources Inc.	31,100	2,529,052
Noble Energy, Inc.	24,200	1,134,980
		3,664,032
Petroleum - Services - 0.49%
Smith International, Inc.	15,700	522,967

Publishing - 3.40%
Getty Images, Inc.*	23,900	2,056,356
Meredith Corporation	31,450	1,569,041
		3,625,397
Retail - Food Stores - 0.66%
Longs Drug Stores Corporation	16,350	701,252

Retail - General Merchandise - 0.74%
Nordstrom, Inc.	23,100	792,792

Security and Commodity Brokers - 5.41%
Ameritrade Holding Corporation*	62,650	1,344,782
Chicago Mercantile Exchange Holdings Inc.	9,350	3,153,755
Prudential Financial, Inc.	18,848	1,273,371
		5,771,908
Timesharing and Software - 9.92%
Alliance Data Systems Corporation*	55,250	2,163,037
eBay Inc.*	74,950	3,087,565
Global Payments Inc.	25,150	1,954,658
Paychex, Inc.	70,250	2,603,816
Total System Services, Inc.	32,850	765,734
		10,574,810
Trucking and Shipping - 1.72%
C.H. Robinson Worldwide, Inc.	28,650	1,836,751

TOTAL COMMON STOCKS - 94.00%		$100,248,974

(Cost: $68,606,176)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Multiple Industry - 3.74%
Wisconsin Electric Power Co.,
3.88%, 10-3-05	$3,982	3,981,142

Utilities - Electric - 2.81%
Michigan Consolidated Gas Co.,
3.87%, 10-5-05	3,000	2,998,710

TOTAL SHORT-TERM SECURITIES - 6.55%		$6,979,852

(Cost: $6,979,852)

TOTAL INVESTMENT SECURITIES - 100.55%		$107,228,826

(Cost: $75,586,028)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.55%)		(581,930)

NET ASSETS - 100.00%		$106,646,896

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written call option outstanding at September 30, 2005. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Fastenal Company	204	November/68	$24,837	$4,192

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MID CAP GROWTH FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $75,586) (Notes 1 and 3)	$107,229
Receivables:
Fund shares sold	224
Dividends and interest	61
Investment securities sold	46
Prepaid and other assets	28

Total assets	107,588

LIABILITIES
Payable for investment securities purchased	648
Payable to Fund shareholders	170
Accrued shareholder servicing (Note 2)	44
Due to custodian	44
Accrued accounting services fee (Note 2)	5
Outstanding written options at market (premium received - $25) (Note 6)	4
Accrued management fee (Note 2)	3
Accrued distribution and service fees (Note 2)	1
Other	22

Total liabilities	941

Total net assets	$106,647

NET ASSETS
$0.01 par value capital stock:
Capital stock	$96
Additional paid-in capital	120,113
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(570)
Accumulated undistributed net realized loss on investment transactions	(44,655)
Net unrealized appreciation in value of investments	31,663

Net assets applicable to outstanding units of capital	$106,647

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.20
Class B	$10.60
Class C	$10.81
Class Y	$11.28
Capital shares outstanding:
Class A	7,247
Class B	1,038
Class C	1,133
Class Y	196
Capital shares authorized	350,000

See Notes to Financial Statements.

Statement of Operations
      IVY MID CAP GROWTH FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$271
Interest and amortization	77

Total income	348

Expenses (Note 2):
Investment management fee	420
Shareholder servicing:
Class A	132
Class B	37
Class C	23
Class Y	2
Service fee:
Class A	82
Class B	13
Class C	15
Class Y	3
Distribution fee:
Class A	11
Class B	40
Class C	45
Accounting services fee	27
Audit fees	16
Custodian fees	4
Legal fees	1
Other	50

Total	921
Less expenses in excess of voluntary limit (Note 2)	(10)

Total expenses	911

Net investment loss	(563)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	1,918
Realized net loss on purchased options	(21)
Realized net gain on written options	118

Realized net gain on investments	2,015

Unrealized appreciation in value of securities during the period	9,861
Unrealized appreciation in value of written options during the period	49

Unrealized appreciation in value of investments during the period	9,910

Net gain on investments	11,925

Net increase in net assets resulting from operations	$11,362

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MID CAP GROWTH FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(563)	$(989)
Realized net gain on investments	2,015	2,202
Unrealized appreciation	9,910	6,472

Net increase in net assets resulting from operations	11,362	7,685

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	3,338	11,632

Total increase	14,700	19,317
NET ASSETS
Beginning of period	91,947	72,630

End of period	$106,647	$91,947

Undistributed net investment loss	$(570)	$(7)

(1)See "Financial Highlights" on pages 118 - 121.

See Notes to Financial Statements.

Financial Highlights
      IVY MID CAP GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 6-30-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.99		$9.09	$6.67	$8.91	$9.11	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.09)	(0.08)	(0.05)	0.02	0.11
Net realized and unrealized gain (loss) on investments	1.26		0.99	2.50	(2.19)	(0.17)	(0.65)

Total from investment operations	1.21		0.90	2.42	(2.24)	(0.15)	(0.54)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)*	(0.05)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)*	(0.05)	(0.35)

Net asset value, end of period	$11.20		$9.99	$9.09	$6.67	$8.91	$9.11

Total return (2)	12.11%		9.90%	36.28%	-25.13%	-1.67%	-5.88%
Net assets, end of period (in millions)	$81		$68	$50	$14	$15	$11
Ratio of expenses to average net assets including voluntary expense waiver (3)	1.65	% (4)	1.65%	1.84%	1.17%	1.17%	1.01	% (4)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver (3)	-0.94	% (4)	-0.95%	-1.20%	-0.49%	0.34%	1.85	% (4)
Ratio of expenses to average net assets excluding voluntary expense waiver (3)	1.66	% (4)	1.70%	1.89%	2.02%	1.84%	1.65	% (4)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver (3)	-0.95	% (4)	-1.00%	-1.25%	-1.34%	-0.33%	1.21	% (4)
Portfolio turnover rate	10%		25%	24%	36%	39%	110%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)See Note 2.
(4)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MID CAP GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-6-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.50		$8.75	$6.49	$8.81	$9.07	$10.01

Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.23)	(0.17)	(0.14)	(0.09)	0.02
Net realized and unrealized gain (loss) on investments	1.22		0.98	2.43	(2.18)	(0.17)	(0.66)

Total from investment operations	1.10		0.75	2.26	(2.32)	(0.26)	(0.64)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.30)

Net asset value, end of period	$10.60		$9.50	$8.75	$6.49	$8.81	$9.07

Total return	11.58%		8.57%	34.82%	-26.33%	-2.87%	-6.85%
Net assets, end of period (in millions)	$11		$11	$12	$2	$2	$2
Ratio of expenses to average net assets including voluntary expense waiver (2)	2.76	% (3)	2.81%	3.04%	2.73%	2.49%	2.40	% (3)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver (2)	-2.06	% (3)	-2.12%	-2.37%	-2.05%	-0.95%	0.44	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver (2)	-		-	3.09%	3.58%	3.90%	3.93	% (3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver (2)	-		-	-2.43%	-2.90%	-2.37%	-1.09	% (3)
Portfolio turnover rate	10%		25%	24%	36%	39%	110%

(1)Commencement of operations of the class.
(2)See Note 2.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MID CAP GROWTH FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-3-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.67		$8.86	$6.56	$8.85	$9.08	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.15)	(0.13)	(0.10)	(0.05)	0.04
Net realized and unrealized gain (loss) on investments	1.23		0.96	2.43	(2.19)	(0.18)	(0.66)

Total from investment operations	1.14		0.81	2.30	(2.29)	(0.23)	(0.62)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.30)

Net asset value, end of period	$10.81		$9.67	$8.86	$6.56	$8.85	$9.08

Total return	11.79%		9.14%	35.06%	-25.88%	-2.53%	-6.58%
Net assets, end of period (in millions)	$13		$11	$10	$3	$4	$4
Ratio of expenses to average net assets including voluntary expense waiver (2)	2.35	% (3)	2.35%	2.59%	2.18%	2.10%	1.99	% (3)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver(2)	-1.65	% (3)	-1.66%	-1.98%	-1.50%	-0.55%	0.84	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver (2)	2.44	% (3)	2.46%	2.64%	3.03%	3.30%	3.26	% (3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver (2)	-1.74	% (3)	-1.77%	-2.03%	-2.35%	-1.74%	-0.43	% (3)
Portfolio turnover rate	10%		25%	24%	36%	39%	110%

(1)Commencement of operations of the class.
(2)See Note 2.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MID CAP GROWTH FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-10-00 (1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$10.04		$9.09	$6.67	$8.91	$9.11	$10.23

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.06)	(0.05)	(0.01)	0.00	0.11
Net realized and unrealized gain (loss) on investments	1.27		1.01	2.47	(2.20)	(0.14)	(0.88)

Total from investment operations	1.24		0.95	2.42	(2.21)	(0.14)	(0.77)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.03)	(0.06)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.03)	(0.06)	(0.35)

Net asset value, end of period	$11.28		$10.04	$9.09	$6.67	$8.91	$9.11

Total return	12.35%		10.45%	36.28%	-24.86%	-1.52%	-7.97%
Net assets, end of period (in thousands)	$2,218		$1,961	$1,363	$329	$438	$184
Ratio of expenses to average net assets including voluntary expense waiver (2)	1.25	% (3)	1.25%	1.72%	0.86%	0.83%	1.03	% (3)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver (2)	-0.55	% (3)	-0.55%	-0.91%	-0.18%	0.50%	1.77	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver (2)	1.45	% (3)	1.48%	1.77%	1.71%	1.30%	1.68	% (3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver (2)	-0.75	% (3)	-0.78%	-0.96%	-1.03%	0.03%	1.11	% (3)
Portfolio turnover rate	10%		25%	24%	36%	39%	110%

(1)Commencement of operations of the class.
(2)See Note 2.
(3)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MONEY MARKET FUND
Portfolio Highlights

On September 30, 2005, Ivy Money Market Fund had net assets totaling $47,417,303.

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Corporate Obligations - Notes	$38.38
Corporate Obligations - Commercial Paper	$30.20
Municipal Obligations - Taxable	$22.90
United States Government Agency Obligations and Cash and Cash Equivalents	$6.41
Corporate Obligations - Certificates of Deposit	$2.11

The Investments of Ivy Money Market Fund
September 30, 2005
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 2.11%
Banks
Citibank, N.A.,
3.77%, 11-22-05	$1,000	$1,000,000

Commercial Paper
Banks - 4.85%
Rabobank USA Financial Corp.,
3.3%, 10-20-05	600	598,955
Rabobank USA Financial Corp. (Rabobank Nederland),
3.88%, 10-3-05	1,700	1,699,634
		2,298,589
Consumer Electronics - 1.05%
Sony Global Treasury Services PLC,
3.67%, 10-21-05	500	498,980

Finance Companies - 11.56%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	338	337,927
Ciesco, LLC,
3.6%, 10-7-05	2,000	1,998,800
PACCAR Financial Corp.,
3.49%, 1-19-06	353	349,236
Preferred Receivables Funding Corp.,
3.62%, 10-6-05	300	299,849
River Fuel Company #2, Inc. (Bank of New York (The)),
3.64%, 10-14-05	2,300	2,296,977
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.72%, 10-13-05	200	199,752
		5,482,541
Food and Related - 4.37%
Golden Peanut Company LLC (Archer Daniels Midland Company),
3.9%, 2-22-06	600	590,640
McCormick & Co. Inc.,
3.27%, 11-15-05	700	697,139
Wm. Wrigley Jr. Company,
3.95%, 3-20-06	800	785,078
		2,072,857
Multiple Industry - 1.58%
General Electric Capital Corporation,
3.64%, 10-26-05	750	748,104

Security and Commodity Brokers - 1.84%
UBS Finance Delaware LLC (UBS AG):
3.3%, 10-3-05	525	524,904
3.8%, 12-23-05	350	346,934
		871,838
Utilities - Telephone - 4.95%
SBC Communications Inc.:
3.65%, 10-12-05	2,000	1,997,769
3.74%, 11-15-05	350	348,364
		2,346,133

Total Commercial Paper - 30.20%		14,319,042

Notes
Banks - 5.36%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	850	842,254
Wells Fargo & Company:
3.75%, 10-3-05	500	500,000
3.75813%, 10-17-05	1,200	1,200,000
		2,542,254
Business Equipment and Services - 1.71%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
3.91%, 10-5-05	810	810,000

Computers - Main and Mini - 2.11%
International Business Machines Corporation,
3.6725%, 10-11-05	1,000	1,000,000

Electrical Equipment - 1.18%
Emerson Electric Co.,
6.3%, 11-1-05	560	561,311

Finance Companies - 8.72%
Caterpillar Financial Services Corp.:
2.65%, 1-30-06	1,200	1,196,171
2.35%, 9-15-06	500	491,392
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
3.88%, 10-6-05	250	250,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
3.84%, 10-6-05	395	395,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
3.79%, 10-6-05	875	875,000
Unilever Capital Corporation,
6.875%, 11-1-05	925	927,912
		4,135,475
Health Care - Drugs - 1.27%
Lilly (Eli) and Company,
3.66313%, 10-3-05	600	600,000

Health Care - General - 1.58%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, N.A.),
3.89%, 10-6-05	750	750,000

Hospital Supply and Management - 0.81%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
3.85%, 10-6-05	150	150,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
3.8%, 10-5-05	235	235,000
		385,000
Household - General Products - 2.64%
Procter & Gamble Company (The),
3.78813%, 12-9-05	1,250	1,250,000

Multiple Industry - 5.61%
Heller Financial, Inc.,
6.375%, 3-15-06	900	912,160
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
3.82%, 10-6-05	1,750	1,750,000
		2,662,160
Restaurants - 1.16%
McDonald's Corporation,
4.488%, 3-7-06 (A)	550	552,056

Retail - General Merchandise - 5.11%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
3.93%, 10- 3-05	500	500,000
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	1,900	1,922,475
		2,422,475
Trucking and Shipping - 1.12%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
3.89%, 10-6-05	530	530,000

Total Notes - 38.38%		18,200,731

TOTAL CORPORATE OBLIGATIONS - 70.69%		$33,519,773

(Cost: $33,519,773)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 9.12%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
3.71%, 11-2-05	2,250	2,250,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.85%, 10-5-05	2,075	2,075,000
		4,325,000
Florida - 1.05%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
3.8%, 10-5-05	500	500,000

Maryland - 3.98%

Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated
      Public Improvement Refunding Bonds, Series 2003C
      (Variable Rate Demand/Taxable), (Financial Security
      Assurance Inc.),

3.84%, 10-6-05	1,885	1,885,000

New York - 2.51%
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
3.84%, 10-6-05	1,190	1,190,000

Washington - 3.09%
Washington State Housing Finance Commission:
Taxable Variable Rate Demand Multifamily Revenue Bonds:
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
3.88%, 10-6-05	595	595,000
Columbia Heights Retirement Project, Series 2004 B (Wells Fargo Bank, N.A.),
3.87%, 10-3-05	380	380,000
Mill Pointe Apartments Project, Series 1999B (U. S. Bank, National Assocation),
3.93%, 10-3-05	225	225,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds, Virginia Mason Research Center Project, Series 1997B (U.S. Bank, National Association),
3.89%, 10-6-05	265	265,000
		1,465,000
Wisconsin - 3.15%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
3.93%, 10-3-05	1,495	1,495,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 22.90%		$10,860,000

(Cost: $10,860,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank,
3.6809%, 10-13-05	700	700,000
Federal National Mortgage Association,
4.05%, 8-14-06	750	750,000
Overseas Private Investment Corporation:
3.8%, 10-5-05	1,001	1,001,000
3.84%, 10-5-05	384	383,721

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 5.98%		$2,834,721

(Cost: $2,834,721)

TOTAL INVESTMENT SECURITIES - 99.57%		$47,214,494

(Cost: $47,214,494)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.43%		202,809

NET ASSETS - 100.00%		$47,417,303

Notes to Schedule of Investments
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of this security amounted to 1.16% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities
      IVY MONEY MARKET FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $47,214) (Note 1)	$47,214
Cash	72
Receivables:
Interest	194
Fund shares sold	150
Prepaid and other assets	36

Total assets	47,666

LIABILITIES
Payable to Fund shareholders	209
Accrued shareholder servicing (Note 2)	25
Dividends payable	12
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Accrued distribution and service fees (Note 2)	-	*

Total liabilities	249

Total net assets	$47,417

NET ASSETS
$0.01 par value capital stock:
Capital stock	$474
Additional paid-in capital	46,943

Net assets applicable to outstanding units of capital	$47,417

Net asset value per share (net assets divided by shares outstanding):
Class A	$1.00
Class B	$1.00
Class C	$1.00
Capital shares outstanding:
Class A	42,459
Class B	1,349
Class C	3,609
Capital shares authorized	350,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY MONEY MARKET FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$792

Expenses (Note 2):
Investment management fee	97
Shareholder servicing:
Class A	86
Class B	2
Class C	6
Registration fees	29
Distribution fee:
Class B	6
Class C	16
Accounting services fee	15
Audit fees	11
Service fee:
Class B	2
Class C	5
Custodian fees	4
Other	10

Total	289
Less expenses in excess of voluntary waiver for Class A (Note 2)	(37)

Total expenses	252

Net investment income	540

Net increase in net assets resulting from operations	$540

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MONEY MARKET FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$540	$345

Net increase in net assets resulting from operations	540	345

Distributions to shareholders from net investment income (Note 1F): (1)
Class A	(500)	(337)
Class B	(11)	(2)
Class C	(29)	(6)

	(540)	(345)

Capital share transactions (Note 5)	1,816	(6,679)

Total increase (decrease)	1,816	(6,679)
NET ASSETS
Beginning of period	45,601	52,280

End of period	$47,417	$45,601

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 132 - 134.

See Notes to Financial Statements.

Financial Highlights
      IVY MONEY MARKET FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended March 31,				For the period from 6-30-00 (1) to
	9-30-05	2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0120	0.0083	0.0061	0.0124	0.0259	0.0413
Less dividends declared	(0.0120)	(0.0083)	(0.0061)	(0.0124)	(0.0259)	(0.0413)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.19%	0.82%	0.62%	1.25%	2.70%	4.11%
Net assets, end of period (in millions)	$42	$39	$45	$10	$5	$5
Ratio of expenses to average net assets including voluntary expense waiver	0.92% (2)	0.89%	0.67%	0.52%	0.81%	0.92% (2)
Ratio of net investment income to average net assets including voluntary expense waiver	2.37% (2)	0.81%	0.48%	1.26%	2.60%	5.49% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.10% (2)	1.20%	0.87%	0.92%	1.03%	1.18% (2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	2.19% (2)	0.50%	0.28%	0.86%	2.38%	5.23% (2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MONEY MARKET FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended March 31,				For the period from 7-12-00 (1) to
	9-30-05	2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0070	0.0014	0.0002	0.0015	0.0147	0.0299
Less dividends declared	(0.0070)	(0.0014)	(0.0002)	(0.0015)	(0.0147)	(0.0299)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.68%	0.14%	0.02%	0.16%	1.55%	2.97%
Net assets, end of period (in thousands)	$1,349	$1,396	$1,225	$1,188	$578	$431
Ratio of expenses to average net assets including voluntary expense waiver	1.91% (2)	1.57%	1.14%	1.59%	1.88%	2.29% (2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.35% (2)	0.12%	0.02%	0.14%	1.33%	4.05% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	NA	1.95%	1.34%	2.06%	2.39%	2.94% (2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	NA	-0.26%	-0.18%	-0.33%	0.82%	3.41% (2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MONEY MARKET FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended March 31,				For the period from 7-3-00 (1) to
	9-30-05	2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0069	0.0013	0.0002	0.0019	0.0157	0.0332
Less dividends declared	(0.0069)	(0.0013)	(0.0002)	(0.0019)	(0.0157)	(0.0332)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.68%	0.12%	0.02%	0.20%	1.63%	3.32%
Net assets, end of period (in millions)	$4	$5	$6	$10	$7	$10
Ratio of expenses to average net assets including voluntary expense waiver	1.92% (2)	1.58%	1.16%	1.56%	1.81%	1.98% (2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.32% (2)	0.12%	0.03%	0.18%	1.58%	4.34% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	NA	1.99%	1.35%	1.99%	2.31%	2.54% (2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	NA	-0.29%	-0.17%	-0.25%	1.08%	3.78% (2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MUNICIPAL BOND FUND
Portfolio Highlights

On September 30, 2005, Ivy Municipal Bond Fund had net assets totaling $24,531,644 invested in a diversified portfolio.

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Prerefunded ETM Bonds	$24.78
State, County and City General Obligation Bonds	$14.66
Education Revenue Bonds	$12.62
Other Municipal Bonds	$7.73
Housing Revenue Bonds	$7.46
Airport Revenue Bonds	$6.12
Special Tax Bonds	$5.74
Public Power Revenue Bonds	$5.34
Transportation Revenue Bonds	$5.05
Hospital Revenue Bonds	$3.95
Cash and Cash Equivalents	$3.36
School General Obligation Bonds	$3.19

On September 30, 2005, the breakdown of municipal bonds (by ratings) held by the Fund, including cash and cash equivalents, was as follows:

AAA	54.23%
AA	12.47%
A..	6.88%
BBB	8.70%
Non-rated	14.36%
Cash and Cash Equivalents	3.36%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's and Moody's.

2005 Tax Year Taxable Equivalent Yields (1)
If your Taxable Income is:						Your Marginal Tax	Equivalent Tax Free Yields
Joint Return			Single Return			Bracket Is	3%	4%	5%	6%

$0	-	14,600	$0	-	7,300	10%	3.33%	4.44%	5.56%	6.67%
$14,601	-	59,400	$7,301	-	29,700	15%	3.53%	4.71%	5.88%	7.06%
$59,401	-	119,950	$29,701	-	71,950	25%	4.00%	5.33%	6.67%	8.00%
$119,951	-	182,800	$71,951	-	150,150	28%	4.17%	5.56%	6.94%	8.33%
$182,801	-	326,450	$150,151	-	326,450	33%	4.48%	5.97%	7.46%	8.96%
$326,451 and above			$326,451 and above			35%	4.62%	6.15%	7.69%	9.23%

(1)Table is for illustration only and does not represent the actual performance of Ivy Municipal Bond Fund.

The Investments of Ivy Municipal Bond Fund
September 30, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 1.81%
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	$250	$251,045
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	185	192,393
		443,438
California - 7.51%
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	556,730
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	495	518,646
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	278,427
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	240	260,062
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	228,006
		1,841,871
Colorado - 4.32%
City of Aspen, Colorado, Sales Tax Revenue Bonds, Series 1999,
5.25%, 11-1-15	500	537,055
El Paso County School District No. 12 - Cheyenne Mountain, El Paso County, Colorado, General Obligation Refunding Bonds, Series 2002,
0.0%, 9-15-12	685	521,353
		1,058,408
Delaware - 0.88%
Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	200	215,276

Florida - 3.37%
School District of Hillsborough County, Florida, Sales Tax Revenue Bonds, Series 2002,
5.375%, 10-1-13	500	553,670
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	273,872
		827,542
Georgia - 0.94%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	229,454

Illinois - 8.10%
Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,066,764
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	649,889
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.25%, 1-1-21	250	271,005
		1,987,658
Indiana - 8.20%
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	765,025
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	551,045
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	355	358,028
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	337,608
		2,011,706
Kansas - 4.71%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2002 Series A-5,
5.55%, 12-1-33	500	532,515
2003 Series A-2,
5.65%, 6-1-35	335	356,396
2001 Series A-1 (AMT),
6.3%, 12-1-32	255	267,033
		1,155,944
Louisiana - 4.14%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds:
2002 Series A,
5.25%, 6-1-13	500	539,510
2005 Series A,
5.0%, 5-1-26	200	209,604
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized - Cypress Apartments Project),
5.5%, 4-20-38	250	266,613
		1,015,727
Maryland - 2.20%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	539,725

Massachusetts - 2.40%
Massachusetts Bay Transportation Authority, Assessment Bonds:
2004 Series A,
5.25%, 7-1-20	200	222,482
2005 Series A,
5.0%, 7-1-31	150	157,178
Massachusetts School Building Authority, Dedicated Sales Tax Bonds, 2005 Series A,
5.0%, 8-15-30	200	209,996
		589,656
Michigan - 0.88%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	200	215,012

Minnesota - 5.13%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	531,015
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	403,880
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	323,688
		1,258,583
Missouri - 5.41%
The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program):
5.0%, 7-1-11	290	311,643
5.0%, 7-1-11	210	227,602
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	380,419
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	204,102
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	203,514
		1,327,280
Nebraska - 1.69%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	400	415,216

New Jersey - 2.86%
New Jersey Economic Development Authority, School Facilities Construction Bonds:
2004 Series I,
5.25%, 9-1-24	250	277,560
2005 Series 0,
5.125%, 3-1-30	250	262,255
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002,
5.5%, 6-1-11	150	160,340
		700,155
New York - 10.99%
The City of New York, General Obligation Bonds:
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	543,760
Fiscal 2004 Series E,
5.25%, 8-1-09	250	266,620
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	545,010
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	537,635
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D,
5.0%, 6-15-09	500	532,900
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	250	270,400
		2,696,325
Oklahoma - 1.58%
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	388,489

Pennsylvania - 3.62%
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.5%, 2-1-18	500	555,350
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	333,683
		889,033
Rhode Island - 3.02%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	725	740,356

South Carolina - 2.18%
South Carolina Public Service Authority, Santee Cooper, Revenue Obligations, 2002 Refunding Series D,
5.0%, 1-1-10	500	535,795

Texas - 3.15%
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	480	495,984
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	277,955
		773,939
Virginia - 2.23%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	546,525

Washington - 3.15%
Energy Northwest:
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	556,510
Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	200	216,240
		772,750
Wyoming - 2.17%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	500	531,930

TOTAL MUNICIPAL BONDS - 96.64%		$23,707,793

(Cost: $22,815,915)

SHORT-TERM SECURITY - 3.25%

Forest and Paper Products
Sonoco Products Co.,
3.94%, 10-3-05	798	$797,825
(Cost $797,825)

TOTAL INVESTMENT SECURITIES - 99.89%		$24,505,618

(Cost: $23,613,740)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.11%		26,026

NET ASSETS - 100.00%		$24,531,644

Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MUNICIPAL BOND FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $23,614) (Notes 1 and 3)	$24,506
Cash	-	*
Receivables:
Interest	317
Fund shares sold	11
Prepaid and other assets	25

Total assets	24,859

LIABILITIES
Payable for investment securities purchased	263
Payable to Fund shareholders	38
Dividends payable	7
Accrued shareholder servicing (Note 2)	6
Accrued accounting services fee (Note 2)	1
Accrued distribution and service fees (Note 2)	-	*
Other	12

Total liabilities	327

Total net assets	$24,532

NET ASSETS
$0.01 par value capital stock:
Capital stock	$22
Additional paid-in capital	24,197
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	12
Accumulated undistributed net realized loss on investment transactions	(591)
Net unrealized appreciation in value of investments	892

Net assets applicable to outstanding units of capital	$24,532

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.19
Class B	$11.19
Class C	$11.19
Class Y	$11.19
Capital shares outstanding:
Class A	572
Class B	126
Class C	1,491
Class Y	4
Capital shares authorized	200,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      IVY MUNICIPAL BOND FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$572

Expenses (Note 2):
Distribution fee:
Class A	1
Class B	5
Class C	65
Investment management fee	65
Service fee:
Class A	6
Class B	2
Class C	22
Class Y	-	*
Registration fees	24
Shareholder servicing:
Class A	5
Class B	1
Class C	18
Class Y	-	*
Accounting services fee	10
Audit fees	10
Custodian fees	2
Other	2

Total	238
Less voluntary waiver of investment management fee (Note 2)	(42)

Total expenses	196

Net investment income	376

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(7)
Unrealized appreciation in value of investments during the period	131

Net gain on investments	124

Net increase in net assets resulting from operations	$500

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MUNICIPAL BOND FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$376	$691
Realized net gain (loss) on investments	(7)	55
Unrealized appreciation (depreciation)	131	(459)

Net increase in net assets resulting from operations	500	287

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(107)	(168)
Class B	(20)	(26)
Class C	(246)	(506)
Class Y	(1)	(1)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(374)	(701)

Capital share transactions (Note 5)	113	(623)

Total increase (decrease)	239	(1,037)
NET ASSETS
Beginning of period	24,293	25,330

End of period	$24,532	$24,293

Undistributed net investment income	$12	$10

(1)See "Financial Highlights" on pages 147 - 150.

See Notes to Financial Statements.

Financial Highlights
      IVY MUNICIPAL BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 9-15-00(1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$11.13		$11.31	$11.10	$10.61	$10.52	$10.33

Income (loss) from investment operations:
Net investment income	0.21		0.38	0.37	0.42	0.47	0.26
Net realized and unrealized gain (loss) on investments	0.06		(0.17)	0.21	0.49	0.09	0.19

Total from investment operations	0.27		0.21	0.58	0.91	0.56	0.45

Less distributions from:
Net investment income	(0.21)		(0.39)	(0.37)	(0.42)	(0.47)	(0.26)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.21)		(0.39)	(0.37)	(0.42)	(0.47)	(0.26)

Net asset value, end of period	$11.19		$11.13	$11.31	$11.10	$10.61	$10.52

Total return(2)	2.40%		1.89%	5.36%	8.71%	5.38%	4.32%
Net assets, end of period (in millions)	$7		$5	$4	$3	$2	$1
Ratio of expenses to average net assets including voluntary expense waiver	0.98	%(3)	1.13%	1.25%	1.15%	1.17%	1.21	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	3.65	%(3)	3.42%	3.35%	3.79%	4.37%	4.69	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.32	%(3)	1.39%	-	-	-	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	3.31	%(3)	3.16%	-	-	-	-
Portfolio turnover rate	9%		17%	11%	40%	36%	35	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY MUNICIPAL BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 8-8-00(1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$11.13		$11.31	$11.10	$10.61	$10.52	$10.26

Income (loss) from investment operations:
Net investment income	0.16		0.30	0.28	0.33	0.32	0.22
Net realized and unrealized gain (loss) on investments	0.06		(0.18)	0.21	0.49	0.09	0.26

Total from investment operations	0.22		0.12	0.49	0.82	0.41	0.48

Less distributions from:
Net investment income	(0.16)		(0.30)	(0.28)	(0.33)	(0.32)	(0.22)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.16)		(0.30)	(0.28)	(0.33)	(0.32)	(0.22)

Net asset value, end of period	$11.19		$11.13	$11.31	$11.10	$10.61	$10.52

Total return	2.01%		1.09%	4.50%	7.81%	3.97%	4.66%
Net assets, end of period (in thousands)	$1,405		$1,025	$863	$532	$120	$37
Ratio of expenses to average net assets including voluntary expense waiver	1.75	%(2)	1.90%	2.06%	1.96%	2.44%	2.82	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	2.85	%(2)	2.65%	2.54%	2.98%	3.09%	3.11	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.09	%(2)	2.16%	-	-	-	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	2.51	%(2)	2.39%	-	-	-	-
Portfolio turnover rate	9%		17%	11%	40%	36%	35	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY MUNICIPAL BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.13		$11.31	$11.10	$10.61	$10.52	$10.11

Income (loss) from investment operations:
Net investment income	0.16		0.29	0.28	0.32	0.37	0.40
Net realized and unrealized gain (loss) on investments	0.06		(0.17)	0.21	0.49	0.09	0.41

Total from investment operations	0.22		0.12	0.49	0.81	0.46	0.81

Less distributions from:
Net investment income	(0.16)		(0.30)	(0.28)	(0.32)	(0.37)	(0.40)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.16)		(0.30)	(0.28)	(0.32)	(0.37)	(0.40)

Net asset value, end of period	$11.19		$11.13	$11.31	$11.10	$10.61	$10.52

Total return	1.99%		1.04%	4.45%	7.75%	4.40%	8.22%
Net assets, end of period (in millions)	$17		$18	$20	$25	$24	$26
Ratio of expenses to average net assets including voluntary expense waiver	1.78	%(1)	1.93%	2.10%	2.03%	2.13%	2.13%
Ratio of net investment income to average net assets including voluntary expense waiver	2.86	%(1)	2.62%	2.50%	2.95%	3.44%	3.94%
Ratio of expenses to average net assets excluding voluntary expense waiver	2.12	%(1)	2.19%	-	-	-	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	2.52	%(1)	2.36%	-	-	-	-
Portfolio turnover rate	9%		17%	11%	40%	36%	35%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY MUNICIPAL BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.13		$11.31	$11.10	$10.61	$10.52	$10.11

Income (loss) from investment operations:
Net investment income	0.21		0.37	0.35	0.40	0.44	0.47
Net realized and unrealized gain (loss) on investments	0.06		(0.18)	0.21	0.49	0.09	0.41

Total from investment operations	0.27		0.19	0.56	0.89	0.53	0.88

Less distributions from:
Net investment income	(0.21)		(0.37)	(0.35)	(0.40)	(0.44)	(0.47)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.21)		(0.37)	(0.35)	(0.40)	(0.44)	(0.47)

Net asset value, end of period	$11.19		$11.13	$11.31	$11.10	$10.61	$10.52

Total return	2.39%		1.75%	5.13%	8.52%	5.10%	9.04%
Net assets, end of period (in thousands)	$45		$44	$5	$4	$2	$2
Ratio of expenses to average net assets including voluntary expense waiver	0.99	%(1)	1.22%	1.44%	1.33%	1.44%	1.47%
Ratio of net investment income to average net assets including voluntary expense waiver	3.64	%(1)	3.13%	3.14%	3.64%	4.09%	4.61%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.33	%(1)	1.48%	-	-	-	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	3.30	%(1)	2.87%	-	-	-	-
Portfolio turnover rate	9%		17%	11%	40%	36%	35%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SCIENCE AND TECHNOLOGY FUND
Portfolio Highlights

On September 30, 2005, Ivy Science and Technology Fund had net assets totaling $270,270,659 invested in a diversified portfolio of:

84.63%	Common Stocks
15.37%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Health Care Stocks	$28.51
Technology Stocks	$21.03
Multi-Industry Stocks	$16.15
Cash and Cash Equivalents	$15.37
Business Equipment and Services Stocks	$13.42
Financial Services Stocks	$3.01
Miscellaneous Stocks	$2.51

The Investments of Ivy Science and Technology Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Broadcasting - 2.02%
XM Satellite Radio Holdings Inc., Class A*	152,400	$5,471,922

Business Equipment and Services - 9.50%
ATI Technologies Inc.*	211,900	2,952,827
CheckFree Corporation*	158,500	5,991,300
Euronet Worldwide, Inc.*	198,700	5,870,591
Global Cash Acess, Inc.*	89,500	1,261,950
Headwaters Incorporated*	143,700	5,374,380
Satyam Computer Services (Shanghai) Co., Ltd.	140,100	4,233,822
		25,684,870
Communications Equipment - 1.05%
Nokia Corporation, Series A, ADR	168,200	2,844,262

Computers - Peripherals - 10.89%
Microsoft Corporation	304,600	7,835,835
Oracle Corporation*	358,500	4,443,607
Red Hat, Inc.*	331,400	7,024,023
Symantec Corporation*	191,900	4,345,576
Symbol Technologies, Inc.	597,860	5,787,285
		29,436,326
Electronic Components - 7.71%
MediaTek Incorporation (A)*	28,550	269,274
Microchip Technology Incorporated	134,700	4,055,817
Micron Technology, Inc.*	427,300	5,683,090
Samsung Electronics Co., Ltd. (A)*	19,200	10,830,391
		20,838,572
Electronic Instruments - 1.38%
ASML Holding N.V., Ordinary Shares*	145,800	2,406,429
Mattson Technology, Inc.*	176,600	1,325,383
		3,731,812
Health Care - Drugs - 7.01%
Amgen Inc.*	67,600	5,384,340
Genzyme Corporation*	118,800	8,507,268
Neurocrine Biosciences, Inc.*	102,600	5,045,355
		18,936,963
Health Care - General - 1.94%
Advanced Medical Optics, Inc.*	138,000	5,237,100

Hospital Supply and Management - 19.56%
Cerner Corporation*	241,800	21,008,793
Triad Hospitals, Inc.*	192,500	8,714,475
UnitedHealth Group Incorporated	121,100	6,805,820
WellCare Health Plans, Inc.*	294,600	10,914,930
WellPoint, Inc.*	71,400	5,413,548
		52,857,566
Multiple Industry - 16.15%
Cogent, Inc.*	98,600	2,341,257
Google Inc., Class A*	25,100	7,934,612
PRA International*	102,200	3,093,594
PortalPlayer, Inc.*	148,200	4,055,493
Refco Inc.*	74,700	2,111,769
Research In Motion Limited*	177,450	12,116,286
Telvent GIT, S.A.*	123,200	1,350,272
VeriFone Holdings, Inc.*	289,500	5,821,845
Volterra Semiconductor Corporation*	196,400	2,411,792
WorldSpace, Inc., Class A*	169,700	2,412,286
		43,649,206
Security and Commodity Brokers - 3.01%
Chicago Mercantile Exchange Holdings Inc.	24,100	8,128,930

Timesharing and Software - 3.92%
Alliance Data Systems Corporation*	270,500	10,590,075

Utilities - Electric - 0.49%
Plug Power Inc.*	194,500	1,321,628

TOTAL COMMON STOCKS - 84.63%		$228,729,232

(Cost: $184,856,655)

SHORT-TERM SECURITIES	Principal Amount in Thousands	Value

Certificate of Deposit - 1.85%
Banks
Wells Fargo Bank, N.A.,
3.74%, 10-18-05	$5,000	5,000,000

Commercial Paper
Capital Equipment - 3.33%
Caterpillar Inc.,
3.74%, 10-14-05	5,000	4,993,247
Deere (John) Capital Corporation,
3.67%, 10-6-05	4,000	3,997,961
		8,991,208
Finance Companies - 0.74%
Preferred Receivables Funding Corp.,
3.75%, 10-19-05	2,000	1,996,250

Forest and Paper Products - 2.27%
Sonoco Products Co.,
3.94%, 10-3-05	6,152	6,150,653

Health Care - General - 1.85%
Baxter International Inc.,
3.87%, 10-3-05	5,000	4,998,925

Multiple Industry - 1.85%
Michigan Consolidated Gas Co.,
3.87%, 10-5-05	5,000	4,997,850

Utilities - Electric - 1.48%
Wisconsin Electric Power Co.,
3.88%, 10-3-05	4,000	3,999,138

Total Commercial Paper - 11.52%		31,134,024

TOTAL SHORT-TERM SECURITIES - 13.37%		$36,134,024

(Cost: $36,134,024)

TOTAL INVESTMENT SECURITIES - 98.00%		$264,863,256

(Cost: $220,990,679)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.00%		5,407,403

NET ASSETS - 100.00%		$270,270,659

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY SCIENCE AND TECHNOLOGY FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $220,991) (Notes 1 and 3)	$264,863
Cash denominated in foreign currencies (cost - $2,799)	2,801
Receivables:
Investment securities sold	2,918
Fund shares sold	1,601
Dividends and interest	81
Prepaid and other assets	37

Total assets	272,301

LIABILITIES
Payable for investment securities purchased	1,112
Payable to Fund shareholders	516
Due to custodian	219
Accrued shareholder servicing (Note 2)	97
Accrued accounting services fee (Note 2)	8
Accrued management fee (Note 2)	6
Accrued distribution fee (Note 2)	3
Accrued service fee (Note 2)	2
Other	67

Total liabilities	2,030

Total net assets	$270,271

NET ASSETS
$0.01 par value capital stock:
Capital stock	$112
Additional paid-in capital	244,456
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,697)
Accumulated undistributed net realized loss on investment transactions	(16,474)
Net unrealized appreciation in value of investments	43,874

Net assets applicable to outstanding units of capital	$270,271

Net asset value per share (net assets divided by shares outstanding):
Class A	$24.45
Class B	$23.07
Class C	$23.43
Class Y	$25.19
Capital shares outstanding:
Class A	4,666
Class B	657
Class C	4,239
Class Y	1,655
Capital shares authorized	350,000

See Notes to Financial Statements.

Statement of Operations
      IVY SCIENCE AND TECHNOLOGY FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $29)	$299
Interest and amortization	238

Total income	537

Expenses (Note 2):
Investment management fee	959
Shareholder servicing:
Class A	144
Class B	45
Class C	210
Class Y	29
Distribution fee:
Class A	9
Class B	51
Class C	350
Service fee:
Class A	97
Class B	17
Class C	116
Class Y	44
Accounting services fee	43
Audit fees	13
Legal fees	2
Custodian fees	1
Other	77

Total expenses	2,207

Net investment loss	(1,670)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	12,908
Realized net loss on purchased options	(22)
Realized net loss on foreign currency transactions	(5)

Realized net gain on investments	12,881
Unrealized appreciation in value of investments during the period	18,377

Net gain on investments	31,258

Net increase in net assets resulting from operations	$29,588

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY SCIENCE AND TECHNOLOGY FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(1,670)	$(2,655)
Realized net gain on investments	12,881	14,718
Unrealized appreciation	18,377	1,708

Net increase in net assets resulting from operations	29,588	13,771

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	52,822	28,842

Total increase	82,410	42,613
NET ASSETS
Beginning of period	187,861	145,248

End of period	$270,271	$187,861

Undistributed net investment loss	$(1,697)	$(22)

(1)See "Financial Highlights" on pages 158 - 161.

See Notes to Financial Statements.

Financial Highlights
      IVY SCIENCE AND TECHNOLOGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-3-00(1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$21.34		$19.55	$14.17	$18.19	$17.93	$34.91

Income (loss) from investment operations:
Net investment income (loss)	(0.18)		(0.28)	(0.19)	(0.32)	(0.45)	0.02
Net realized and unrealized gain (loss) on investments	3.29		2.07	5.57	(3.70)	0.73	(9.35)

Total from investment operations	3.11		1.79	5.38	(4.02)	0.28	(9.33)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(7.65)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(7.65)

Net asset value, end of period	$24.45		$21.34	$19.55	$14.17	$18.19	$17.93

Total return(2)	14.57%		9.16%	37.97%	-22.10%	1.56%	-31.95%
Net assets, end of period (in millions)	$114		$55	$36	$14	$12	$6
Ratio of expenses to average net assets	1.55	%(3)	1.70%	1.80%	1.79%	1.75%	1.70	%(3)
Ratio of net investment income (loss) to average net assets	-1.06	%(3)	-1.09%	-1.35%	-0.92%	-0.76%	0.26	%(3)
Portfolio turnover rate	76%		106%	114%	74%	91%	111	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY SCIENCE AND TECHNOLOGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-3-00(1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$20.24		$18.77	$13.77	$17.88	$17.80	$34.91

Income (loss) from investment operations:
Net investment loss	(0.20)		(0.42)	(0.39)	(0.34)	(0.38)	(0.06)
Net realized and unrealized gain (loss) on investments	3.03		1.89	5.39	(3.77)	0.48	(9.40)

Total from investment operations	2.83		1.47	5.00	(4.11)	0.10	(9.46)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(7.65)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(7.65)

Net asset value, end of period	$23.07		$20.24	$18.77	$13.77	$17.88	$17.80

Total return	13.98%		7.83%	36.31%	-22.99%	0.56%	-32.37%
Net assets, end of period (in millions)	$15		$12	$11	$4	$4	$3
Ratio of expenses to average net assets	2.64	%(2)	2.90%	3.06%	3.00%	2.75%	2.53	%(2)
Ratio of net investment loss to average net assets	-2.18	%(2)	-2.31%	-2.60%	-2.12%	-1.73%	-0.55	%(2)
Portfolio turnover rate	76%		106%	114%	74%	91%	111	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY SCIENCE AND TECHNOLOGY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$20.53		$18.98	$13.88	$17.97	$17.83	$45.03

Income (loss) from investment operations:
Net investment loss	(0.22)		(0.42)	(0.38)	(0.25)	(0.24)	(0.12)
Net realized and unrealized gain (loss) on investments	3.12		1.97	5.48	(3.84)	0.40	(19.43)

Total from investment operations	2.90		1.55	5.10	(4.09)	0.16	(19.55)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(7.65)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(7.65)

Net asset value, end of period	$23.43		$20.53	$18.98	$13.88	$17.97	$17.83

Total return	14.13%		8.17%	36.74%	-22.76%	0.89%	-47.49%
Net assets, end of period (in millions)	$99		$88	$89	$70	$112	$134
Ratio of expenses to average net assets	2.42	%(1)	2.58%	2.66%	2.67%	2.45%	2.27%
Ratio of net investment loss to average net assets	-1.96	%(1)	-2.00%	-2.15%	-1.77%	-1.40%	-0.44%
Portfolio turnover rate	76%		106%	114%	74%	91%	111%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY SCIENCE AND TECHNOLOGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004		2003	2002	2001

Net asset value, beginning of period	$21.96		$20.07		$14.51	$18.54	$18.21	$45.36

Income (loss) from investment operations:
Net investment loss	(0.17)		(0.18	) (1)	(0.15)	(0.26)	(0.51)	(0.01)
Net realized and unrealized gain (loss) on investments	3.40		2.07 (1)		5.71	(3.77)	0.86	(19.49)

Total from investment operations	3.23		1.89		5.56	(4.03)	0.35	(19.50)

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(7.65)

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.02)	(7.65)

Net asset value, end of period	$25.19		$21.96		$20.07	$14.51	$18.54	$18.21

Total return	14.71%		9.42%		38.32%	-21.74%	1.92%	-47.00%
Net assets, end of period (in millions)	$42		$33		$9	$3	$3	$1
Ratio of expenses to average net assets	1.37	% (2)	1.45%		1.45%	1.41%	1.39%	1.35%
Ratio of net investment income (loss) to average net assets	-0.89	% (2)	-0.87%		-1.03%	-0.53%	-0.43%	0.47%
Portfolio turnover rate	76%		106%		114%	74%	91%	111%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SMALL CAP GROWTH FUND
Portfolio Highlights

On September 30, 2005, Ivy Small Cap Growth Fund had net assets totaling $590,901,486 invested in a diversified portfolio of:

91.20%	Common Stocks and Warrant
8.80%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2005, your Fund owned:

Technology Stocks	$23.10
Business Equipment and Services Stocks	$19.62
Health Care Stocks	$18.64
Cash and Cash Equivalents	$8.80
Consumer Nondurables Stocks	$6.42
Energy Stocks	$5.72
Capital Goods Stocks	$5.29
Miscellaneous Stocks	$5.05
Retail Stocks	$4.74
Financial Services Stocks	$2.62

The Investments of Ivy Small Cap Growth Fund
September 30, 2005
COMMON STOCKS AND WARRANT	Shares	Value

Apparel - 3.27%
Oxford Industries, Inc.	241,700	$10,905,504
Quiksilver, Inc.*	580,900	8,394,005
		19,299,509
Banks - 1.23%
City National Corporation	104,150	7,299,873

Business Equipment and Services - 11.97%
ATI Technologies Inc.*	505,000	7,037,175
CheckFree Corporation*	385,144	14,558,443
Headwaters Incorporated*	211,350	7,904,490
Jacobs Engineering Group Inc.*	102,900	6,935,460
Macrovision Corporation*	535,650	10,233,593
Resources Connection, Inc.*	539,302	15,976,822
Strayer Education, Inc.	85,800	8,075,925
		70,721,908
Capital Equipment - 4.07%
Chicago Bridge & Iron Company N.V., NY Shares	240,700	7,483,363
Cooper Cameron Corporation*	110,600	8,176,658
Shaw Group Inc. (The)*	340,300	8,391,798
		24,051,819
Communications Equipment - 6.26%
ADTRAN, Inc.	290,350	9,150,380
Andrew Corporation*	440,600	4,914,893
General Cable Corporation*	319,700	5,370,960
Plantronics, Inc.	361,100	11,125,491
Tekelec*	309,000	6,459,645
		37,021,369
Computers - Peripherals - 11.27%
Allscripts Healthcare Solutions, Inc.*	365,200	6,577,252
Avid Technology, Inc.*	316,800	13,126,608
Cognex Corporation	383,350	11,542,668
Epicor Software Corporation*	446,300	5,786,279
Kronos Incorporated*	197,750	8,813,718
Nautilus Group, Inc. (The)	459,600	10,143,372
Red Hat, Inc.*	426,100	9,031,190
WebSideStory, Inc.*	88,700	1,570,434
		66,591,521
Cosmetics and Toiletries - 1.41%
Nu Skin Enterprises, Inc., Class A	437,800	8,340,090

Electrical Equipment - 1.22%
Microsemi Corporation*	282,200	7,205,977

Electronic Components - 1.15%
FormFactor, Inc.*	298,700	6,807,373

Electronic Instruments - 4.42%
APW Ltd., Warrants (A)*	19	0
FLIR Systems, Inc.*	353,700	10,457,141
Trimble Navigation Limited*	176,200	5,931,773
WMS Industries Inc.*	346,500	9,747,045
		26,135,959
Finance Companies - 1.39%
Financial Federal Corporation	205,950	8,196,810

Food and Related - 1.74%
J.M. Smucker Company (The)	211,350	10,258,929

Health Care - Drugs - 4.11%
Angiotech Pharmaceuticals, Inc.*	482,350	6,750,488
Encysive Pharmaceuticals Inc.*	225,100	2,650,552
MGI PHARMA, INC.*	109,700	2,556,010
Martek Biosciences Corporation*	255,622	8,981,279
Neurocrine Biosciences, Inc.*	67,800	3,334,065
		24,272,394
Health Care - General - 8.31%
Advanced Neuromodulation Systems, Inc.*	115,900	5,500,034
American Medical Systems Holdings, Inc.*	333,200	6,697,320
Digene Corporation*	252,000	7,173,180
Hologic, Inc.*	172,200	9,945,411
OraSure Technologies, Inc.*	87,900	829,776
ResMed Inc.*	126,250	10,055,813
Schein (Henry), Inc.*	209,600	8,927,912
		49,129,446
Hospital Supply and Management - 6.22%
Advisory Board Company (The)*	140,335	7,302,332
Cerner Corporation*	123,200	10,704,232
PSS World Medical, Inc.*	334,500	4,448,850
VCA Antech, Inc.*	243,350	6,200,558
WellCare Health Plans, Inc.*	218,700	8,102,835
		36,758,807
Leisure Time Industry - 0.97%
THQ Inc.*	268,525	5,724,953

Multiple Industry - 1.59%
FoxHollow Technologies, Inc.*	197,300	9,387,534

Petroleum - Domestic - 1.87%
Western Gas Resources, Inc.	215,400	11,034,942

Petroleum - International - 1.97%
Newfield Exploration Company*	237,300	11,651,430

Petroleum - Services - 1.88%
Patterson-UTI Energy, Inc.	307,950	11,100,058

Publishing - 0.87%
Getty Images, Inc.*	59,844	5,148,978

Railroad - 1.62%
Kansas City Southern*	409,600	9,547,776

Restaurants - 1.32%
P.F. Chang's China Bistro, Inc.*	174,600	7,824,699

Retail - Specialty Stores - 3.42%
Guitar Center, Inc.*	117,800	6,503,149
O'Reilly Automotive, Inc.*	324,100	9,136,379
Tractor Supply Company*	100,300	4,576,188
		20,215,716
Timesharing and Software - 7.65%
CoStar Group, Inc.*	101,500	4,733,960
Digitas Inc.*	859,600	9,747,864
FactSet Research Systems, Inc.	394,525	13,903,061
MicroStrategy Incorporated, Class A*	118,868	8,354,637
Zebra Technologies Corporation, Class A*	216,200	8,441,529
		45,181,051

TOTAL COMMON STOCKS AND WARRANT - 91.20%		$538,908,921

(Cost: $412,454,967)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 0.85%
Banks
Wells Fargo Bank, N.A.,
3.74%, 10-18-05	$ 5,000	5,000,000

Commercial Paper
Capital Equipment - 0.51%
Caterpillar Inc.,
3.75%, 10-7-05	3,000	2,998,125

Finance Companies - 5.55%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	13,266	13,263,141
PACCAR Financial Corp.,
3.72%, 10-11-05	5,000	4,994,833
Prudential Funding LLC,
3.7%, 10-13-05	5,000	4,993,833
River Fuel Company #2, Inc. (Bank of New York (The)),
3.64%, 10-14-05	4,550	4,544,019
USAA Capital Corp.,
3.75%, 10- 4-05	5,000	4,998,438
		32,794,264
Food and Related - 0.84%
Sara Lee Corporation,
3.85%, 10-12-05	5,000	4,994,118

Total Commercial Paper - 6.90%		40,786,507

TOTAL SHORT-TERM SECURITIES - 7.75%		$45,786,507

(Cost: $45,786,507)

TOTAL INVESTMENT SECURITIES - 98.95%		$584,695,428

(Cost: $458,241,474)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.05%		6,206,058

NET ASSETS - 100.00%		$590,901,486

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A) Security valued in good faith under procedures established by the Board of Directors.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY SMALL CAP GROWTH FUND
      September 30, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $458,241) (Notes 1 and 3)	$584,695
Receivables:
Investment securities sold	7,640
Fund shares sold	2,454
Dividends and interest	13
Prepaid and other assets	35

Total assets	594,837

LIABILITIES
Payable for investment securities purchased	2,448
Payable to Fund shareholders	1,139
Accrued shareholder servicing (Note 2)	158
Due to custodian	24
Accrued accounting services fee (Note 2)	14
Accrued management fee (Note 2)	14
Accrued distribution fee (Note 2)	7
Accrued service fee (Note 2)	4
Other	128

Total liabilities	3,936

Total net assets	$590,901

NET ASSETS
$0.01 par value capital stock:
Capital stock	$426
Additional paid-in capital	468,902
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(3,923)
Accumulated undistributed net realized loss on investment transactions	(958)
Net unrealized appreciation in value of investments	126,454

Net assets applicable to outstanding units of capital	$590,901

Net asset value per share (net assets divided by shares outstanding):
Class A	$13.94
Class B	$13.21
Class C	$13.39
Class Y	$15.10
Capital shares outstanding:
Class A	7,739
Class B	1,285
Class C	23,988
Class Y	9,596
Capital shares authorized	400,000

See Notes to Financial Statements.

Statement of Operations
      IVY SMALL CAP GROWTH FUND
      For the Six Months Ended September 30, 2005
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $3)	$773
Interest and amortization	624

Total income	1,397

Expenses (Note 2):
Investment management fee	2,345
Distribution fee:
Class A	11
Class B	60
Class C	1,191
Shareholder servicing:
Class A	144
Class B	41
Class C	433
Class Y	100
Service fee:
Class A	98
Class B	20
Class C	397
Class Y	164
Accounting services fee	76
Audit fees	17
Custodian fees	15
Legal fees	1
Other	136

Total expenses	5,249

Net investment loss	(3,852)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	46,632
Unrealized appreciation in value of investments during the period	22,889

Net gain on investments	69,521

Net increase in net assets resulting from operations	$65,669

See Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY SMALL CAP GROWTH FUND
      (In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2005	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(3,852)	$(8,020)
Realized net gain on investments	46,632	56,717
Unrealized appreciation (depreciation)	22,889	(12,102)

Net increase in net assets resulting from operations	65,669	36,595

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(-)	(-)

Capital share transactions (Note 5)	15,627	(89,990)

Total increase (decrease)	81,296	(53,395)
NET ASSETS
Beginning of period	509,605	563,000

End of period	$590,901	$509,605

Undistributed net investment loss	$(3,923)	$(71)

(1)See "Financial Highlights" on pages 170 - 173.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-3-00(1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$12.32		$11.36	$8.25	$10.59	$9.43	$19.64

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.08)	(0.08)	(0.23)	(0.59)	(0.02)
Net realized and unrealized gain (loss) on investments	1.74		1.04	3.19	(2.11)	1.75	(4.74)

Total from investment operations	1.62		0.96	3.11	(2.34)	1.16	(4.76)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(5.45)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(5.45)

Net asset value, end of period	$13.94		$12.32	$11.36	$8.25	$10.59	$9.43

Total return(2)	13.15%		8.45%	37.70%	-22.10%	12.30%	-28.30%
Net assets, end of period (in millions)	$108		$72	$92	$20	$16	$4
Ratio of expenses to average net assets	1.52	%(3)	1.54%	1.48%	1.54%	1.39%	1.49	%(3)
Ratio of net investment loss to average net assets	-1.02	%(3)	-1.14%	-1.21%	-1.22%	-0.93%	-0.39	%(3)
Portfolio turnover rate	35%		83%	91%	31%	29%	48	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,				For the period from 7-6-00(1) to
	9-30-05		2005	2004	2003	2002	3-31-01

Net asset value, beginning of period	$11.73		$10.91	$8.01	$10.40	$9.36	$19.26

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.23)	(0.20)	(0.21)	(0.26)	(0.06)
Net realized and unrealized gain (loss) on investments	1.60		1.05	3.10	(2.18)	1.30	(4.39)

Total from investment operations	1.48		0.82	2.90	(2.39)	1.04	(4.45)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(5.45)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(5.45)

Net asset value, end of period	$13.21		$11.73	$10.91	$8.01	$10.40	$9.36

Total return	12.62%		7.52%	36.21%	-22.98%	11.11%	-27.29%
Net assets, end of period (in millions)	$17		$15	$13	$7	$8	$5
Ratio of expenses to average net assets	2.47	%(2)	2.52%	2.57%	2.64%	2.43%	2.31	%(2)
Ratio of net investment loss to average net assets	-1.96	%(2)	-2.11%	-2.29%	-2.31%	-1.94%	-1.18	%(2)
Portfolio turnover rate	35%		83%	91%	31%	29%	48	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP GROWTH FUND(1)
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.87		$11.02	$8.07	$10.44	$9.38	$21.64

Income (loss) from investment operations:
Net investment loss	(0.13)		(0.24)	(0.21)	(0.16)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	1.65		1.09	3.16	(2.21)	1.22	(6.71)

Total from investment operations	1.52		0.85	2.95	(2.37)	1.06	(6.81)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(5.45)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(5.45)

Net asset value, end of period	$13.39		$11.87	$11.02	$8.07	$10.44	$9.38

Total return	12.81%		7.71%	36.56%	-22.70%	11.30%	-35.17%
Net assets, end of period (in millions)	$321		$308	$334	$273	$435	$459
Ratio of expenses to average net assets	2.21	%(2)	2.26%	2.31%	2.31%	2.20%	2.12%
Ratio of net investment loss to average net assets	-1.71	%(2)	-1.85%	-2.03%	-1.98%	-1.70%	-0.81%
Portfolio turnover rate	35%		83%	91%	31%	29%	48%

(1)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP GROWTH FUND(1)
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$13.33		$12.26	$8.89	$11.39	$10.14	$22.65

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.09)	(0.10)	(0.11)	(0.34)	(0.20)
Net realized and unrealized gain (loss) on investments	1.86		1.16	3.47	(2.39)	1.59	(6.86)

Total from investment operations	1.77		1.07	3.37	(2.50)	1.25	(7.06)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(5.45)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(5.45)

Net asset value, end of period	$15.10		$13.33	$12.26	$8.89	$11.39	$10.14

Total return	13.28%		8.73%	37.91%	-21.95%	12.33%	-34.67%
Net assets, end of period (in millions)	$145		$115	$124	$42	$48	$21
Ratio of expenses to average net assets	1.33	%(2)	1.36%	1.35%	1.33%	1.31%	1.30%
Ratio of net investment loss to average net assets	-0.82	%(2)	-0.95%	-1.09%	-1.00%	-0.83%	-0.02%
Portfolio turnover rate	35%		83%	91%	31%	29%	48%

(1)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(2)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      September 30, 2005

NOTE 1 - Significant Accounting Policies

Ivy Funds, Inc. (formerly W&R Funds, Inc.) (the Corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues twelve series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. In deciding whether to make fair value adjustments, each Fund reviews a variety of factors, including news relating to security specific events, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities. In these cases, the Fund may utilize information from a pricing service to adjust closing market quotations of foreign securities to reflect what it believes to be fair value. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations- All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Corporation's financial statements. Gains or losses are realized by the Corporation at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Corporation uses Forward Contracts to attempt to reduce the overall risk of its investments.
E. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following the applicable record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the custodian bank.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Ivy Investment Management Company (IICO), a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as the Corporation's investment manager. Prior to March 8, 2005, IICO was known as Waddell & Reed Ivy Investment Company. IICO provides advice and supervises investments, for which services it is paid a fee. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), served as the investment manager. On June 30, 2003, WRIMCO assigned the investment management agreement between it and the Corporation to Waddell & Reed Ivy Investment Company, an affiliated entity. The fee is payable by each Fund at the following annual rates:

Fund	Net Assets Breakpoints	Annual Rate

Ivy Asset Strategy Fund	Up to $1 Billion	..700%
	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy Capital Appreciation Fund	Up to $1 Billion	..650%
	Over $1 Billion up to $2 Billion	..600%
	Over $2 Billion up to $3 Billion	..550%
	Over $3 Billion	..500%

Ivy Core Equity Fund	Up to $1 Billion	..700%
	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy High Income Fund	Up to $500 Million	..625%
	Over $500 Million up to $1 Billion	..600%
	Over $1 Billion up to $1.5 Billion	..550%
	Over $1.5 Billion	..500%

Ivy International Growth Fund	Up to $1 Billion	..850%
	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Large Cap Growth Fund	Up to $1 Billion	..700%
	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy Limited-Term Bond Fund	Up to $500 Million	..500%
	Over $500 Million up to $1 Billion	..450%
	Over $1 Billion up to $1.5 Billion	..400%
	Over $1.5 Billion	..350%

Ivy Mid Cap Growth Fund	Up to $1 Billion	..850%
	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Money Market Fund	All levels	..400%

Ivy Municipal Bond Fund	Up to $500 Million	..525%
	Over $500 Million up to $1 Billion	..500%
	Over $1 Billion up to $1.5 Billion	..450%
	Over $1.5 Billion	..400%

Ivy Science and Technology Fund	Up to $1 Billion	..850%
	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Small Cap Growth Fund	Up to $1 Billion	..850%
	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

The fee is accrued and paid daily. However, IICO has voluntarily agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver. During the six month period ended September 30, 2005, IICO voluntarily waived its fee (in thousands) as shown in the following table:

Ivy Capital Appreciation Fund	$54
Ivy Municipal Bond Fund	42

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), an indirect subsidiary of WDR. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each of the Funds paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until Fund net assets are at least $10 million.

Under the Shareholder Servicing Agreement between the Corporation and WRSCO, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month: Ivy Asset Strategy Fund pays a monthly fee of $1.5792; Ivy High Income Fund, Ivy Limited-Term Bond Fund and Ivy Municipal Bond Fund each pay a monthly fee of $1.6958; and Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund each pay a monthly fee of $1.5042. Ivy Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Ivy Limited-Term Bond Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, Ivy Funds Distributor, Inc. (IFDI) receives sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the six month period ended September 30, 2005, IFDI received the following amounts in sales commissions and CDSC:

	Sales Commissions	CDSC
		Class A	Class B	Class C

Ivy Asset Strategy Fund	$439,927	$-	$8,106	$2,894
Ivy Capital Appreciation Fund	80,076	-	762	183
Ivy Core Equity Fund	99,800	-	9,960	2,379
Ivy High Income Fund	108,980	846	3,980	1,257
Ivy International Growth Fund	40,299	-	4,306	641
Ivy Large Cap Growth Fund	670,810	1,797	6,575	636
Ivy Limited-Term Bond Fund	55,237	4,340	8,113	615
Ivy Mid Cap Growth Fund	202,333	1,812	3,881	446
Ivy Money Market Fund	-	-	39,929	5,656
Ivy Municipal Bond Fund	13,864	-	5,860	565
Ivy Science and Technology Fund	207,660	342	9,548	3,227
Ivy Small Cap Growth Fund	245,193	-	9,979	3,847

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the six month period ended September 30, 2005, the following amounts were paid:

Ivy Asset Strategy Fund	$764,672
Ivy Capital Appreciation Fund	128,810
Ivy Core Equity Fund	134,650
Ivy High Income Fund	127,729
Ivy International Growth Fund	51,950
Ivy Large Cap Growth Fund	768,861
Ivy Limited-Term Bond Fund	71,669
Ivy Mid Cap Growth Fund	227,747
Ivy Money Market Fund	-
Ivy Municipal Bond Fund	18,029
Ivy Science and Technology Fund	313,833
Ivy Small Cap Growth Fund	323,150

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to compensate IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

IFDI and WRSCO have voluntarily agreed to waive sufficient expenses to Class A of Ivy Money Market Fund in order to maintain the yield at the level of that of Waddell & Reed Advisors Cash Management, Inc. Class A. As of September 30, 2005, $37 (in thousands) of expenses was reimbursed to Ivy Money Market Fund Class A. This reimbursement serves to reduce shareholder servicing fees.

In addition, IFDI and WRSCO have voluntarily agreed to waive sufficient Fund expenses to ensure that the total annual fund operating expenses do not exceed the following levels for the specified funds/classes:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy Large Cap Growth Fund, Class A	1.50%
Ivy Large Cap Growth Fund, Class C	2.25%
Ivy Large Cap Growth Fund, Class Y	1.20%
Ivy Mid Cap Growth Fund, Class A	1.65%
Ivy Mid Cap Growth Fund, Class C	2.35%
Ivy Mid Cap Growth Fund, Class Y	1.25%

As of September 30, 2005, the amount of fees (in thousands) reimbursed under these agreements are as follows:

Ivy Large Cap Growth Fund
Class C	$1
Class Y	5
Ivy Mid Cap Growth Fund
Class A	$2
Class C	6
Class Y	2

These reimbursements serve to reduce distribution and service fees.

The Corporation paid Directors' fees of $58,284, which are included in other expenses.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six month period ended September 30, 2005 are summarized as follows:

	Ivy Asset Strategy Fund	Ivy Capital Appreciation Fund	Ivy Core Equity Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$87,889,737	$19,689,220	$49,220,605
Purchases of bullion	4,044,263	-	-
Purchases of U.S. government securities	2,035,267	-	-
Purchases of short-term securities	777,090,415	264,667,101	644,534,411
Purchases of options	361,881	24,051	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	30,732,117	5,186,619	82,833,791
Proceeds from sales of bullion	-	-	-
Proceeds from maturities and sales of U.S. government securities	-	-	-
Proceeds from maturities and sales of short-term securities	772,203,833	262,733,000	628,042,922
Proceeds from options	457,773	-	-

	Ivy High Income Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$12,555,764	$23,938,297	$92,966,178
Purchases of U.S. government securities	-	-	-
Purchases of short-term securities	332,117,481	176,711,498	429,445,233
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	10,733,319	28,585,007	71,267,190
Proceeds from maturities and sales of U.S. government securities	-	-	-
Proceeds from maturities and sales of short-term securities	332,808,000	176,562,000	433,336,948

	Ivy Limited- Term Bond Fund	Ivy Mid Cap Growth Fund	Ivy Municipal Bond Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$5,439,525	$9,800,523	$2,241,774
Purchases of U.S. government securities	-	-	-
Purchases of short-term securities	146,147,281	448,122,547	57,270,478
Purchases of options	-	162,217	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	12,641,017	9,886,336	2,584,519
Proceeds from maturities and sales of U.S. government securities	-	-	-
Proceeds from maturities and sales of short-term securities	145,483,492	444,469,813	56,712,000
Proceeds from options	-	224,106	-

	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$174,490,144	$181,838,171
Purchases of U.S. government securities	-	-
Purchases of short-term securities	751,822,297	1,379,275,729
Purchases of options	21,918	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	159,229,831	196,188,875
Proceeds from maturities and sales of U.S. government securities	-	-
Proceeds from maturities and sales of short-term securities	720,901,648	1,364,515,013
Proceeds from options	-	-

For Federal income tax purposes, cost of investments owned at September 30, 2005 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Ivy Asset Strategy Fund	$162,789,573	$37,643,377	$365,125	$37,278,252
Ivy Capital Appreciation Fund	29,254,970	3,845,570	575,419	3,270,151
Ivy Core Equity Fund	189,822,494	72,820,964	3,194,129	69,626,835
Ivy High Income Fund	66,168,854	2,276,892	1,610,040	666,852
Ivy International Growth Fund	53,735,677	16,120,351	242,858	15,877,493
Ivy Large Cap Growth Fund	152,268,097	34,129,249	1,214,882	32,914,367
Ivy Limited-Term Bond Fund	56,368,949	138,868	540,901	(402,033)
Ivy Mid Cap Growth Fund	76,047,859	32,210,220	1,029,253	31,180,967
Ivy Money Market Fund	47,214,494	-	-	-
Ivy Municipal Bond Fund	23,656,174	872,236	22,792	849,444
Ivy Science and Technology Fund	221,021,291	48,451,428	4,609,463	43,841,965
Ivy Small Cap Growth Fund	458,799,656	140,741,285	14,845,513	125,895,772

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended March 31, 2005 and the related Capital Loss Carryover and Post-October activity were as follows:

	Ivy Asset Strategy Fund	Ivy Capital Appreciation Fund	Ivy Core Equity Fund

Net ordinary income	$208,746	$-	$-
Distributed ordinary income	180,383	-	-
Undistributed ordinary income	206,726	-	-

Realized long-term capital gains	490,361	-	-
Distributed long-term capital gains	705,308	-	-
Undistributed long-term capital gains	490,361	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	2,421	62,442	1,599

	Ivy High Income Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund

Net ordinary income	$3,700,170	$-	$-
Distributed ordinary income	3,687,419	596,184	-
Undistributed ordinary income	66,540	-	-

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	14,783	-

	Ivy Limited- Term Bond Fund	Ivy Mid Cap Growth Fund	Ivy Money Market Fund

Net ordinary income	$1,589,308	$-	$347,083
Distributed ordinary income	1,579,176	-	336,430
Undistributed ordinary income	28,965	-	13,878

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	91,289	-	-

	Ivy Municipal Bond Fund	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund

Net ordinary income	$702,840	$-	$-
Distributed ordinary income	697,508	-	-
Undistributed ordinary income	13,316	-	-

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	1,859	-

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Capital Appreciation Fund	Ivy Core Equity Fund	Ivy High Income Fund	Ivy International Growth Fund

March 31, 2009	$-	$4,268,163	$1,574,985	$1,629,853
March 31, 2010	1,620,668	5,388,835	1,271,702	24,986,955
March 31, 2011	1,005,096	30,984,614	1,182,962	19,867,500

Total carryover	$2,625,764	$40,641,612	$4,029,649	$46,484,308

	Ivy Large Cap Growth Fund	Ivy Limited-Term Bond Fund	Ivy Mid Cap Growth Fund	Ivy Municipal Bond Fund

March 31, 2008	$710,447	$-	$-	$-
March 31, 2009	11,368,220	36,676	22,505,437	223,145
March 31, 2010	9,290,552	-	17,363,901	230,753
March 31, 2011	4,727,341	456,813	5,387,010	75,199
March 31, 2012	608,471	-	949,121	-

Total carryover	$26,705,031	$493,489	$46,205,469	$529,097

	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund

March 31, 2008	$541,589	$4,767,939
March 31, 2009	1,113,450	3,509,351
March 31, 2010	10,616,042	8,387,927
March 31, 2011	16,278,545	25,225,254
March 31, 2012	398,136	4,912,837

Total carryover	$28,947,762	$46,803,308

Ivy US Blue Chip Fund was merged into Ivy Core Equity Fund as of June 16, 2003 and Advantus Index 500 Fund was merged into Ivy Core Equity Fund as of December 8, 2003. At the time of the mergers, Ivy US Blue Chip Fund and Advantus Index 500 Fund had capital loss carryovers available to offset future gains of the Ivy Core Equity Fund. Ivy US Blue Chip Fund's carryovers are limited to $1,479,061 for each period ending from March 31, 2006 through 2011 plus any unused limitations from prior years.

Ivy Global Fund and Ivy International Small Companies Fund were merged into Ivy International Growth Fund as of June 16, 2003. At the time of the merger, Ivy Global Fund and Ivy International Small Companies Fund had capital loss carryovers available to offset future gains of the Ivy International Growth Fund. These carryovers are limited to $181,724 and $225,739, respectively, for each period ending from March 31, 2006 through 2011 plus any unused limitations from prior years.

Advantus Horizon Fund was merged into Ivy Large Cap Growth Fund as of December 8, 2003. At the time of the merger, Advantus Horizon Fund had capital loss carryovers available to offset future gains of the Ivy Large Cap Growth Fund. These carryovers are limited to $6,142,321 for the period ending March 31, 2006 and $1,383,732 for each period ending from March 31, 2007 through 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Ivy US Emerging Growth Fund was merged into Ivy Mid Cap Growth fund as of June 16, 2003. At the time of the merger, Ivy Mid Cap Growth Fund had capital loss carryovers available to offset future gains. These carryovers are limited to $3,301,377 for the period ending March 31, 2006 and $1,182,294 for each period from March 31, 2007 through 2011 and $197,085 for the period ending March 31, 2012 plus any unused limitations from prior years.

Ivy Global Science & Technology Fund was merged into Ivy Science and Technology Fund as of June 16, 2003. At the time of the merger, Ivy Global Science & Technology Fund had capital loss carryovers available to offset future gains of the Ivy Science and Technology Fund. These carryovers are limited to $413,760 for each period ending from March 31, 2006 through 2011 plus any unused limitations from prior years.

Advantus Enterprise Fund was merged into Ivy Small Cap Growth Fund as of December 8, 2003. At the time of the merger, Advantus Enterprise Fund had capital loss carryovers available to offset future gains of the Ivy Small Cap Growth Fund. These carryovers are limited to $2,069,323 for each period ending from March 31, 2006 through 2010 and $564,364 for the period ending March 31, 2011 plus any unused limitations from prior years.

NOTE 5 - Multiclass Operations

Each Fund within the Corporation currently offers four classes of shares, Class A, Class B, Class C and Class Y (other than Money Market Fund which offers only Class A shares), each of which have equal rights as to assets and voting privileges. Ivy Money Market Fund Class B and Class C shares are no longer available for investment. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal period ended September 30, 2005 are summarized below. Amounts are in thousands.

	Ivy Asset Strategy Fund	Ivy Capital Appreciation Fund	Ivy Core Equity Fund

Shares issued from sale of shares:
Class A	3,316	1,740	1,085
Class B	364	134	88
Class C	2,071	453	497
Class Y	601	4	8
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Shares redeemed:
Class A	(720)	(205)	(1,010)
Class B	(79)	(46)	(210)
Class C	(404)	(17)	(2,284)
Class Y	(393)	(-)	(11)

Increase (decrease) in outstandingcapital shares	4,756	2,063	(1,837)

Value issued from sale of shares:
Class A	$49,233	$14,350	$9,976
Class B	5,315	1,058	761
Class C	30,902	3,558	4,385
Class Y	8,758	35	81
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Value redeemed:
Class A	(10,509)	(1,713)	(9,329)
Class B	(1,129)	(367)	(1,831)
Class C	(5,891)	(131)	(20,174)
Class Y	(5,710)	(-)	(105)

Increase (decrease) in outstanding capital	$70,969	$16,790	$(16,236)

	Ivy High Income Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund

Shares issued from sale of shares:
Class A	855	250	4,058
Class B	96	27	292
Class C	150	96	266
Class Y	48	24	471
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	100	-	-
Class B	14	-	-
Class C	65	-	-
Class Y	37	-	-
Shares redeemed:
Class A	(614)	(191)	(2,384)
Class B	(63)	(78)	(233)
Class C	(546)	(542)	(278)
Class Y	(50)	(42)	(497)

Increase (decrease) in outstanding capital shares	92	(456)	1,695

Value issued from sale of shares:
Class A	$7,393	$2,817	$40,963
Class B	828	286	2,737
Class C	1,299	1,042	2,555
Class Y	410	292	4,894
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	864	-	-
Class B	124	-	-
Class C	563	-	-
Class Y	319	-	-
Value redeemed:
Class A	(5,292)	(2,175)	(23,752)
Class B	(543)	(838)	(2,188)
Class C	(4,719)	(5,934)	(2,654)
Class Y	(432)	(509)	(5,043)

Increase (decrease) in outstanding capital	$814	$(5,019)	$17,512

	Ivy Limited- Term Bond Fund	Ivy Mid Cap Growth Fund	Ivy Money Market Fund

Shares issued from sale of shares:
Class A	640	1,478	27,762
Class B	67	118	2,161
Class C	179	85	3,548
Class Y	21	26	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	49	-	490
Class B	5	-	10
Class C	16	-	27
Class Y	2	-	NA
Shares redeemed:
Class A	(1,163)	(1,025)	(25,117)
Class B	(175)	(199)	(2,219)
Class C	(335)	(142)	(4,846)
Class Y	(13)	(24)	NA

Increase (decrease) in outstanding capital shares	(707)	317	1,816

Value issued from sale of shares:
Class A	$6,518	$15,570	$27,762
Class B	686	1,172	2,161
Class C	1,827	859	3,548
Class Y	215	272	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	500	-	490
Class B	54	-	10
Class C	157	-	27
Class Y	23	-	NA
Value redeemed:
Class A	(11,844)	(10,881)	(25,117)
Class B	(1,781)	(1,952)	(2,219)
Class C	(3,411)	(1,448)	(4,846)
Class Y	(140)	(254)	NA

Increase (decrease) in outstanding capital	$(7,196)	$3,338	$1,816

	Ivy Municipal Bond Fund		Ivy Science and Technology Fund	Ivy Small Cap Growth Fund

Shares issued from sale of shares:
Class A	192		2,447	2,547
Class B	84		128	124
Class C	69		379	642
Class Y	-	*	617	2,308
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	8		-	-
Class B	1		-	-
Class C	19		-	-
Class Y	-	*	-	-
Shares redeemed:
Class A	(125)		(342)	(612)
Class B	(51)		(77)	(89)
Class C	(187)		(428)	(2,634)
Class Y	(-	)*	(461)	(1,340)

Increase in outstanding capital shares	10		2,263	946

Value issued from sale of shares:
Class A	$2,161		$56,063	$34,409
Class B	943		2,778	1,534
Class C	773		8,441	8,151
Class Y	-	*	14,688	33,191
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	94		-	-
Class B	10		-	-
Class C	214		-	-
Class Y	1		-	-
Value redeemed:
Class A	(1,401)		(7,802)	(8,087)
Class B	(573)		(1,650)	(1,107)
Class C	(2,109)		(9,334)	(33,302)
Class Y	(-	)*	(10,362)	(19,162)

Increase in outstanding capital	$113		$52,822	$15,627

      *Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2005 are summarized below. Amounts are in thousands.

	Ivy Asset Strategy Fund	Ivy Capital Appreciation Fund	Ivy Core Equity Fund

Shares issued from sale of shares:
Class A	1,843	728	1,173
Class B	364	91	324
Class C	885	196	1,221
Class Y	158	17	24
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	22	-	-
Class B	6	-	-
Class C	34	-	-
Class Y	2	-	-
Shares redeemed:
Class A	(489)	(161)	(3,223)
Class B	(107)	(25)	(511)
Class C	(833)	(74)	(5,690)
Class Y	(46)	(3)	(102)

Increase (decrease) in outstanding capital shares	1,839	769	(6,784)

Value issued from sale of shares:
Class A	$25,040	$5,606	$10,008
Class B	4,796	662	2,628
Class C	11,912	1,451	10,009
Class Y	2,099	125	205
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	293	-	-
Class B	82	-	-
Class C	449	-	-
Class Y	33	-	-
Value redeemed:
Class A	(6,407)	(1,241)	(26,867)
Class B	(1,391)	(180)	(4,154)
Class C	(10,775)	(539)	(46,423)
Class Y	(618)	(27)	(894)

Increase (decrease) in outstanding capital	$25,513	$5,857	$(55,488)

	Ivy High Income Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund

Shares issued from sale of shares:
Class A	2,247	353	5,034
Class B	303	70	573
Class C	533	286	532
Class Y	139	207	585
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	139	17	-
Class B	22	2	-
Class C	137	26	-
Class Y	73	7	-
Shares redeemed:
Class A	(781)	(331)	(4,551)
Class B	(120)	(141)	(316)
Class C	(736)	(1,339)	(490)
Class Y	(241)	(261)	(1,805)

Increase (decrease) in outstanding capital shares	1,715	(1,104)	(438)

Value issued from sale of shares:
Class A	$19,814	$3,785	$46,868
Class B	2,674	712	4,987
Class C	4,694	2,917	4,740
Class Y	1,219	2,401	5,432
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,224	183	-
Class B	193	21	-
Class C	1,205	286	-
Class Y	648	87	-
Value redeemed:
Class A	(6,867)	(3,536)	(41,787)
Class B	(1,056)	(1,436)	(2,732)
Class C	(6,480)	(13,716)	(4,309)
Class Y	(2,151)	(3,040)	(16,933)

Increase (decrease) in outstanding capital	$15,117	$(11,336)	$(3,734)

	Ivy Limited- Term Bond Fund	Ivy Mid Cap Growth Fund	Ivy Money Market Fund

Shares issued from sale of shares:
Class A	3,145	2,730	46,298
Class B	304	286	5,580
Class C	385	340	10,835
Class Y	100	80	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	96	-	324
Class B	10	-	1
Class C	33	-	5
Class Y	5	-	NA
Shares redeemed:
Class A	(2,785)	(1,403)	(52,704)
Class B	(213)	(496)	(5,410)
Class C	(811)	(276)	(11,608)
Class Y	(103)	(35)	NA

Increase (decrease) in outstanding capital shares	166	1,226	(6,679)

Value issued from sale of shares:
Class A	$32,300	$26,012	$46,298
Class B	3,127	2,618	5,580
Class C	3,953	3,176	10,835
Class Y	1,032	776	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	990	-	324
Class B	100	-	1
Class C	339	-	5
Class Y	52	-	NA
Value redeemed:
Class A	(28,528)	(13,542)	(52,704)
Class B	(2,189)	(4,511)	(5,410)
Class C	(8,325)	(2,564)	(11,608)
Class Y	(1,060)	(333)	NA

Increase (decrease) in outstanding capital	$1,791	$11,632	$(6,679)

	Ivy Municipal Bond Fund	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund

Shares issued from sale of shares:
Class A	191	1,571	2,763
Class B	35	196	331
Class C	179	557	1,511
Class Y	4	1,321	2,386
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	12	-	-
Class B	2	-	-
Class C	40	-	-
Class Y	- *	-	-
Shares redeemed:
Class A	(104)	(856)	(5,108)
Class B	(21)	(154)	(242)
Class C	(394)	(987)	(5,823)
Class Y	(- )*	(273)	(3,879)

Increase (decrease) in outstanding capital shares	(56)	1,375	(8,061)

Value issued from sale of shares:
Class A	$2,136	$31,721	$31,601
Class B	396	3,732	3,657
Class C	2,012	10,871	16,856
Class Y	43	27,807	30,101
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	135	-	-
Class B	16	-	-
Class C	447	-	-
Class Y	1	-	-
Value redeemed:
Class A	(1,156)	(17,589)	(56,508)
Class B	(234)	(2,920)	(2,657)
Class C	(4,415)	(19,034)	(64,820)
Class Y	(4)	(5,746)	(48,220)

Increase (decrease) in outstanding capital	$(623)	$28,842	$(89,990)

      *Not shown due to rounding.

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Ivy Asset Strategy Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2005	-	$-
Options written	1,836	121,653
Options terminated in closing purchase transactions	(1,144)	(83,326)
Options exercised	(-)	(-)
Options expired	(422)	(24,475)

Outstanding at September 30, 2005	270	$13,852

For Ivy Asset Strategy Fund, transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2005	-	$-
Options written	1,804	309,285
Options terminated in closing purchase transactions	(1,804)	(309,285)
Options exercised	(-)	(-)
Options expired	(-)	(-)

Outstanding at September 30, 2005	-	$-

For Ivy Capital Appreciation Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2005	-	$-
Options written	111	22,782
Options terminated in closing purchase transactions	(28)	(13,798)
Options exercised	(-)	(-)
Options expired	(-)	(-)

Outstanding at September 30, 2005	83	$8,984

For Ivy Mid Cap Growth Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2005	1,368	$66,439
Options written	1,525	143,147
Options terminated in closing purchase transactions	(1,311)	(112,253)
Options exercised	(11)	(5,060)
Options expired	(1,367)	(67,436)

Outstanding at September 30, 2005	204	$24,837

NOTE 7 - Credit Default Swaps

A Fund may enter into credit default swaps to 1) preserve a return or a spread on a particular investment or portion of its portfolio; 2) to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; or 3) to attempt to enhance yield. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a `guarantor' by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the credit event occurs. A Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

The creditworthiness of firms with which a Fund enters into credit default swaps is monitored by IICO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments, as well as any periodic payments, are recorded as realized gain or loss in the Statement of Operations. Gains or losses may be realized upon termination of the swap agreement.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Ivy Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Asset Strategy Fund, Capital Appreciation Fund (formerly Tax-Managed Equity Fund), Core Equity Fund, High Income Fund, International Growth Fund, Large Cap Growth Fund, Limited-Term Bond Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, Science and Technology Fund and Small Cap Growth Fund (collectively the "Funds") comprising Ivy Funds, Inc. as of September 30, 2005, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Ivy Funds, Inc., as of September 30, 2005, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended March 31, 2005, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 16, 2005

Renewal of Investment Management Agreement for the Ivy Funds, Inc.

At a Meeting of the Board of Directors of the Corporation held on August 30 and 31, 2005, the Directors, including all of the Directors who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act considered and approved the continuance of the existing Investment Management Agreement between Ivy Investment Management Company (IICO) and the Funds.

The Board's Independent Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of IICO. Independent legal counsel provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO, profitability (including any fall-out benefits) from their relationship with the Funds, economies of scale, the role played by the Independent Directors, and information on comparative fees and expenses. The Board also considered the written responses and supplementary materials produced by IICO in response to a 15(c) due diligence request list submitted by the Independent Directors' counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the meeting, was a fund-by-fund profitability analysis prepared by IICO. The Board also received extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. Finally, the Independent Directors received a report from two of the Independent Directors who had been appointed to serve on an ad hoc contract review committee to conduct a preliminary review of all of this information prior to the meeting. The Independent Directors discussed all of this material extensively among themselves and with their independent legal counsel, and then discussed these materials and related information with the full Board prior to the Board's final consideration of these issues. Based upon the examination by the Independent Directors, the Board made the following considerations and conclusions.

Considerations with respect to each Fund

Ivy International Growth Fund

The Board examined the investment performance of the Ivy International Growth Fund, noting that the Fund had been in the 5 th quintile for performance for the one and three year time periods as indicated in the Lipper materials. The Board also examined the performance of the Fund against its peers included in the Lipper materials for those same time periods, as well against the Lipper International Large Cap Growth Index. The Board took into account the additional resources management has applied to the Fund, including keeping the Board apprised of its progress in this regard, and noted that management formally has indicated that the recent performance of the Fund had improved. The Board discussed management's proposal to merge the Fund into the Ivy International Fund, a series of Ivy Funds, a Massachusetts business trust, and the possible benefits to each Fund's shareholders that such a merger might create. The Board concluded that the Fund's performance appears to be improving and currently is acceptable.

The Board considered the expenses of the Fund and the cost of the services provided by IICO. The Boards compared the Fund's expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly-situated funds. The Board then discussed the profitability to IICO in managing the Fund and the derivation of that profitability analysis. After considering all of this information, the Board concluded that the Fund's expenses appear to be reasonable.

The Board considered the nature, extent and quality of services provided to the Fund by IICO, taking into account the investment objective and strategy of the Fund and the knowledge the Board gained from their regular meetings with the IICO and personnel responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed IICO's resources and key personnel, especially those who provide investment management services to the Fund. The Board also considered other services provided to the Fund by IICO, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO are appropriate, that the quality of those services is consistent with quality norms in the industry and that the Fund is likely to benefit from the continued provision of those services.

The Board discussed whether IICO derives any other direct or indirect benefits from serving as investment adviser to the Fund. The Board considered benefits that accrue to IICO from its relationship with the Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that neither IICO nor its affiliate receive any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO.

The Board received and discussed information concerning whether economies of scale are being realized by the Fund and whether fee levels reflect those economies of scale for the benefit of the Fund's shareholders. The Board specifically noted that the assets in the Fund have been decreasing but deferred further discussion on economies of scale and fee schedules because these issues likely would be addressed as a result of the proposed merger.

Ivy High Income Fund and Ivy Limited-Term Bond Fund

The Board examined the investment performance of each Fund, noting that the Ivy High Income Fund had been in the 5 th performance quintile for each of the one and three year periods, while the Ivy Limited Term Bond Fund had been in the 4 th performance quintile for the one year period and the 5 th quintile for the three year period, all as reported in the Lipper materials. The Board also examined the performance of the Funds against their respective peers included in the Lipper materials for those time periods, as well against their respective Lipper benchmarks. The Board discussed IICO's strategy for managing the Funds, noting how that strategy affects the Fund's performance, and determined that the Fund's performance was acceptable.

The Board considered the expenses of each Fund and the cost of the services provided by IICO. The Board compared the Funds' expenses, including IICO's advisory fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds. The Board specifically noted that most of the Funds' peers' expenses appear to be more favorable because approximately 90% of the advisers of those entities provide expense waivers. The Board discussed the appropriateness of IICO's philosophy in conservatively managing these Funds, and agreed that it is appropriate to not optimize income given the risks required to be taken to achieve a higher return, in consideration of the current client base of Waddell & Reed. They further discussed the possibility of IICO granting a fee waiver, commenting that neither of these Funds was designed primarily as a flagship product, but as vehicles to obtain lower-risk income, and in that regard, IICO's management of these Funds was appropriate. The Board determined to confirm with management that these Funds were sold in that fashion to prospective and existing shareholders. The Board then discussed the profitability to IICO in managing the Funds, including the derivation of that profitability analysis. After considering all of this information, the Board concluded that the Funds' expenses appear to be reasonable.

The Board considered the nature, extent and quality of services provided to each Fund by IICO, taking into account the investment objective and strategy of the Fund and the knowledge the Board gained from their regular meetings with the IICO and personnel responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed IICO's resources and key personnel, especially those who provide investment management services to the Funds. The Board also considered other services provided to the Funds by IICO, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO are appropriate, that the quality of those services is consistent with quality norms in the industry and that each Fund is likely to benefit from the continued provision of those services.

The Board discussed whether IICO derives any other direct or indirect benefits from serving as investment adviser to each Fund. The Board considered benefits that accrue to IICO from its relationship with each, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that neither IICO nor its affiliate received any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO.

The Board received and discussed information concerning whether economies of scale are being realized by each Fund and whether fee levels reflect those economies of scale for the benefit of the Fund's shareholders. The Board considered the current and anticipated asset levels of each Fund and the potential for growth in that Fund's assets. The Board concluded that the current asset size of both Funds did not warrant reevaluating the fee schedule for the Fund at this time.

Ivy Asset Strategy Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund,
Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund,
Ivy Municipal Bond Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund

The Board evaluated the performance of the advisory contracts with IICO for each of the remaining Funds. The Board determined that it would be appropriate to review each such Fund based upon the information contained in the Lipper materials and the due diligence materials that the Board had received from IICO.

The Board examined the investment performance of each Fund, including their short-term and long-term quintile rankings as reported in the Lipper materials. The Board also examined the performance of each Fund against their respective peers included in the Lipper materials, as well against the appropriate Lipper benchmark. The Board considered that it had met with the portfolio manager(s) of each such Fund during regularly scheduled meetings, during which they had had an opportunity to discuss all facets of each Fund, including performance. After further discussion, given each Fund's performance history, the Board concluded that each Fund's performance in their respective asset class is acceptable.

The Board considered the expenses of each Fund and the cost of the services provided by IICO. The Board compared each Fund's expenses with the expenses and advisory fees of other similarly situated funds as reported in the Lipper Reports. The Board then discussed the profitability to IICO in managing each Fund, as well as the derivation of that profitability analysis. After considering all of this information, the Board concluded that each Fund's expenses appear to be reasonable.

The Board considered the nature, extent and quality of services provided to each Fund by IICO, taking into account the investment objective and strategy of each Fund and the knowledge the Board gained from their regular meetings with the personnel directly responsible for the management of the Fund, as well as the materials provided in connection with those meetings. In addition, the Board reviewed the resources and key personnel of IICO, especially those portfolio managers who provide investment management services to the Fund. The Board also considered other services provided to each Fund by IICO, such as managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services provided by IICO with respect to each Fund are appropriate, that the quality of those services is consistent with quality norms in the industry and that the Fund is likely to benefit from the continued provision of those services.

The Board discussed whether IICO derives any other direct or indirect benefits from serving as investment adviser to each Fund. The Board considered benefits that accrue to IICO from its relationship with each respective Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that neither IICO nor any of its affiliates receive any additional direct benefits that would warrant re-consideration and/or preclude the Board from approving the continuation of the investment advisory contract with IICO.

The Board received and discussed information concerning whether economies of scale are being realized by each Fund and whether fee levels reflect those economies of scale for the benefit of each Fund's respective shareholders. The Board considered the current and anticipated asset levels of each Fund and the potential for growth in each Fund's assets. The Board concluded that the current asset size of each Fund did not warrant reevaluating the fee schedule for any Fund at this time.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Corporation voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Funds' website at www.ivyfunds.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q, 60 days after the end of the quarter. This form may be obtained in the following ways:

* On the SEC's website at www.sec.gov.

* For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

* On the Ivy Funds' website at www.ivyfunds.com.

To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

THE IVY FUNDS FAMILY

Global/International Funds

Cundill Global Value Fund
European Opportunities Fund
International Fund
International Balanced Fund
International Growth Fund
International Value Fund
Pacific Opportunities Fund

Domestic Equity Funds

Capital Appreciation Fund (formerly, Tax-Managed Equity Fund)
Core Equity Fund
Dividend Income Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Small Cap Growth Fund
Small Cap Value Fund
Value Fund

Fixed Income Funds

Bond Fund
High Income Fund
Limited-Term Bond Fund
Mortgage Securities Fund
Municipal Bond Fund

Money Market Funds

Cash Reserves Fund
Money Market Fund

Specialty Funds

Asset Strategy Fund
Balanced Fund
Global Natural Resources Fund
Real Estate Securities Fund
Science and Technology Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

WRR3000 (9-05)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: December 7, 2005

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: December 7, 2005